                            [LOGO OF NATIONWIDE/(R)/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                    ACCOUNT-9

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-3604-12/04

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         71,363 shares (cost $666,404) .......................................................   $        755,732
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         724,688 shares (cost $6,256,797) ....................................................          8,522,335
    AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         68,279 shares (cost $394,280) .......................................................            469,079
    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         7,830 shares (cost $149,230) ........................................................            177,663
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         72,624 shares (cost $1,268,340) .....................................................          1,634,030
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         14,479 shares (cost $190,551) .......................................................            210,953
    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,395 shares (cost $136,012) ........................................................            167,116
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,764 shares (cost $388,361) .......................................................            463,574
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,767 shares (cost $1,570,067) .....................................................          1,901,260
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         194,456 shares (cost $3,688,025) ....................................................          4,641,667
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         174,532 shares (cost $3,212,296) ....................................................          4,033,434
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         385,288 shares (cost $4,380,526) ....................................................          6,468,985
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         34,391,155 shares (cost $211,279,331) ...............................................        251,743,260
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         711,343 shares (cost $3,913,287) ....................................................          5,192,802
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         5,470,910 shares (cost $56,811,496) .................................................         57,718,099
    American Century VP - International Fund - Class I (ACVPInt)
         15,360,799 shares (cost $98,281,704) ................................................        112,901,872
    American Century VP - International Fund - Class III (ACVPInt3)
         9,087,511 shares (cost $51,486,213) .................................................         66,884,081
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
         1,754,396 shares (cost $15,839,665) .................................................         17,824,659
    American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
         328,002 shares (cost $2,607,607) ....................................................          3,322,658
    American Century VP - Value Fund - Class I (ACVPVal)
         61,943,123 shares (cost $428,941,490) ...............................................        542,002,328
    American Century VP - Value Fund - Class II (ACVPVal2)
         1,028,016 shares (cost $6,650,630) ..................................................          8,984,861
    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
         194,091 shares (cost $1,607,642) ....................................................          1,938,972
    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
         294,947 shares (cost $3,142,419) ....................................................          3,937,541

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         186,346 shares (cost $1,533,452) ....................................................   $      1,889,547
    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
         218,857 shares (cost $2,193,858) ....................................................          2,998,337
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         357,498 shares (cost $3,341,919) ....................................................          3,986,099
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         929,232 shares (cost $7,994,438) ....................................................          9,338,775
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,119,714 shares (cost $13,552,385) .................................................         15,004,171
    Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         68,408 shares (cost $1,203,942) .....................................................          1,563,132
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         4,287,419 shares (cost $58,937,603) .................................................         66,840,863
    Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         16,990 shares (cost $357,667) .......................................................            425,764
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,374,101 shares (cost $158,085,399) ................................................        135,266,120
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         34,592,476 shares (cost $1,078,726,269) .............................................      1,068,561,575
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,582,771 shares (cost $152,394,061) ................................................        162,963,319
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         104,822 shares (cost $3,174,312) ....................................................          3,716,983
    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         10,724 shares (cost $325,585) .......................................................            445,580
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,399 shares (cost $293,431) .......................................................            434,274
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         35,369 shares (cost $563,096) .......................................................            727,884
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         216,178 shares (cost $1,001,842) ....................................................          1,258,158
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         758,961 shares (cost $5,703,077) ....................................................          6,200,711
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         31,091,528 shares (cost $353,408,053) ...............................................        362,838,125
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         985,501 shares (cost $11,519,046) ...................................................         11,461,373
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         35,396,657 shares (cost $773,557,807) ...............................................        894,827,497
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         667,297 shares (cost $12,564,955) ...................................................         16,742,492
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         19,266,724 shares (cost $664,321,573) ...............................................        614,223,156
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         192,569 shares (cost $4,867,680) ....................................................          6,092,870
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         39,908,095 shares (cost $263,542,885) ...............................................        278,159,427
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,804,170 shares (cost $52,979,005) .................................................         66,344,734
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         491,956 shares (cost $5,820,857) ....................................................          8,510,844

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         4,854,748 shares (cost $65,232,957) .................................................   $     84,618,260
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         29,021,043 shares (cost $643,301,579) ...............................................        769,928,275
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         579,570 shares (cost $11,149,906) ...................................................         15,271,674
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         2,356,910 shares (cost $30,759,411) .................................................         31,064,069
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         5,494,701 shares (cost $96,688,484) .................................................         88,189,955
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         356,180 shares (cost $6,898,409) ....................................................         10,642,656
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         4,234,944 shares (cost $55,509,503) .................................................         59,670,355
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         206,773 shares (cost $2,292,842) ....................................................          2,923,769
    First Horizon Capital Appreciation Portfolio (FHCapAp)
         96,294 shares (cost $975,712) .......................................................          1,272,047
    First Horizon Core Equity Portfolio (FHCoreEq)
         229,052 shares (cost $1,966,940) ....................................................          2,281,355
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
         27,406 shares (cost $450,075) .......................................................            479,884
    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
         14,893 shares (cost $216,100) .......................................................            233,074
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         7,273 shares (cost $91,172) .........................................................            104,374
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         2,846 shares (cost $38,577) .........................................................             40,841
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         8,544,040 shares (cost $76,948,182) .................................................         98,512,788
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         280 shares (cost $3,763) ............................................................              4,345
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         2,258,380 shares (cost $31,123,520) .................................................         35,095,231
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         18,662,387 shares (cost $243,006,261) ...............................................        309,795,623
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         345,795 shares (cost $2,914,359) ....................................................          3,744,964
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,197,654 shares (cost $42,956,832) .................................................         45,460,591
    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         14,376 shares (cost $144,816) .......................................................            155,694
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         26,452,523 shares (cost $207,746,587) ...............................................        216,910,687
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         3,460 shares (cost $40,747) .........................................................             44,354
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         706,247 shares (cost $8,591,318) ....................................................          9,061,150
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         9,792 shares (cost $102,332) ........................................................            104,679
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         2,756,590 shares (cost $28,637,625) .................................................         29,523,075

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         837,668 shares (cost $3,295,822) ....................................................   $      3,241,774
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         3,810,963 shares (cost $14,582,690) .................................................         14,862,754
    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         6,845 shares (cost $65,305) .........................................................             77,076
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         1,747,095 shares (cost $17,472,702) .................................................         19,707,234
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         56,103,242 shares (cost $678,124,170) ...............................................        651,919,678
    Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,521,786 shares (cost $18,587,594) .................................................         17,637,503
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         8,240,080 shares (cost $73,105,463) .................................................         88,663,265
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         5,823,420 shares (cost $60,568,071) .................................................         67,085,795
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         10,548,294 shares (cost $105,849,249) ...............................................        110,229,673
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         37,253,862 shares (cost $359,403,180) ...............................................        419,478,483
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         19,118,557 shares (cost $184,324,584) ...............................................        220,245,776
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         16,556,044 shares (cost $162,083,999) ...............................................        180,626,436
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         162,392 shares (cost $941,850) ......................................................          1,162,731
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,088,118 shares (cost $6,514,065) ..................................................          7,801,807
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         36,899 shares (cost $524,329) .......................................................            573,787
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,895,834 shares (cost $151,748,290) ...............................................        158,640,419
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         3,928,696 shares (cost $76,818,898) .................................................         97,195,931
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         536,360,525 shares (cost $536,360,525) ...............................................        536,360,525
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
         38,552,990 shares (cost $472,593,036) ...............................................        429,094,785
    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
         221,419 shares (cost $1,904,255) ....................................................          2,462,178
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
         275 shares (cost $3,286) ............................................................              3,784
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
         498,336 shares (cost $5,387,141) ....................................................          6,877,041
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         6,818,432 shares (cost $88,379,330) .................................................        100,299,136
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         147,886 shares (cost $1,566,602) ....................................................          2,160,615
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,369,085 shares (cost $343,723,538) ...............................................        471,597,849
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         288,181 shares (cost $2,605,680) ....................................................          3,616,675

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         15,212,378 shares (cost $272,679,087) ................................................  $    349,276,201
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         213,008 shares (cost $3,677,048) ....................................................          4,856,572
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         20,992 shares (cost $216,492) .......................................................            242,670
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         2,085,142 shares (cost $22,295,130) .................................................         24,229,347
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,819,749 shares (cost $167,254,111) ...............................................        178,197,486
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,119,115 shares (cost $14,342,523) .................................................         22,844,058
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         646,630 shares (cost $5,838,174) ....................................................          6,970,667
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
         3,438 shares (cost $82,680) .........................................................             86,775
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         9,869,785 shares (cost $189,774,600) ................................................        240,724,045
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         5,776,075 shares (cost $16,501,643) .................................................         20,909,392
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         14,499,656 shares (cost $56,366,249) ................................................         51,473,778
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,201,407 shares (cost $41,975,074) .................................................         59,658,138
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         4,572,523 shares (cost $102,359,568) ................................................        123,183,781
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         370,654 shares (cost $4,907,668) ....................................................          5,037,186
    JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         946,522 shares (cost $22,878,742) ...................................................         24,533,838
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         23,598 shares (cost $199,359) .......................................................            220,408
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         648,250 shares (cost $3,182,769) ....................................................          4,537,753
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         139,252 shares (cost $1,617,559) ....................................................          2,048,392
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         318,464 shares (cost $2,934,962) ....................................................          3,843,861
    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         133,571 shares (cost $1,486,450) ....................................................          1,847,280
    Neuberger Berman AMT - Focus Portfolio - S Class (NBAMTFocus)
         49,187 shares (cost $827,287) .......................................................            963,087
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         7,105,696 shares (cost $89,339,520) .................................................        114,899,096
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
         3,267,909 shares (cost $43,263,023) .................................................         41,894,590
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
         10,492,230 shares (cost $138,295,741) ...............................................        187,076,469
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
         7,119,704 shares (cost $95,663,290) .................................................        130,432,974
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         103,808 shares (cost $1,349,991) ....................................................          1,452,279

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         4,904,397 shares (cost $162,184,913) ................................................   $    215,646,347
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,092,532 shares (cost $425,296,334) ...............................................        484,292,731
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,129 shares (cost $5,909,518) ....................................................          7,718,051
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         6,037,386 shares (cost $137,250,620) ................................................        179,008,480
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         6,530,294 shares (cost $111,905,305) ................................................        192,708,978
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         241,887 shares (cost $4,167,989) ....................................................          7,094,559
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         11,615 shares (cost $97,701) ........................................................            101,748
    Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)
         18,451,760 shares (cost $359,091,229) ...............................................        384,534,693
    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         445,480 shares (cost $7,085,160) ....................................................          9,221,428
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)
         3,078 shares (cost $41,728) .........................................................             49,153
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         946,770 shares (cost $4,493,329) ....................................................          5,008,412
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         735 shares (cost $16,449) ...........................................................             18,689
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         9,848,015 shares (cost $171,011,223) ................................................        221,087,938
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         753,835 shares (cost $9,642,856) ....................................................         11,465,832
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         2,600,818 shares (cost $30,243,428) .................................................         39,558,443
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         769,986 shares (cost $12,563,236) ...................................................         14,136,947
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         1,481,334 shares (cost $21,737,529) .................................................         27,197,281
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,409,222 shares (cost $13,550,861) .................................................         19,292,255
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         110,918 shares (cost $2,288,160) ....................................................          2,866,129
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         25,328 shares (cost $293,418) .......................................................            291,520
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         4,454,678 shares (cost 38,771,531) ...................................................        39,602,085
    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
         2,487,628 shares (cost $20,403,920) .................................................         25,771,827
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         15,974,474 shares (cost $216,843,695) ...............................................        327,157,234
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,637,136 shares (cost $15,885,493) .................................................         17,959,383
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         18,800,443 shares (cost $122,462,106) ...............................................        144,624,289
    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         13,539,795 shares (cost $92,510,094) ................................................        103,962,608

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         18,429,176 shares (cost $103,190,458) ................................................  $    100,921,851
    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         24,813,863 shares (cost $245,172,509) ................................................       254,017,039
    W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
         1,296,236 shares (cost $6,539,598) ...................................................         7,083,281
    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         37,974,778 shares (cost $306,196,496) ................................................       317,955,219
    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         24,571,799 shares (cost $82,201,049) .................................................        84,222,299
    W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
         412,936 shares (cost $7,252,964) .....................................................         7,915,198
    W & R Target Funds, Inc. - International Portfolio (WRIntl)
         9,576,962 shares (cost $53,514,892) ..................................................        63,719,359
    W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         8,390,182 shares (cost $47,501,471) ..................................................        46,643,539
    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
         137,532 shares (cost $1,748,714) .....................................................         2,035,371
    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         24,743,162 shares (cost $24,743,162) .................................................        24,743,162
    W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
         460,951 shares (cost $2,404,691) .....................................................         2,341,216
    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
         1,060,985 shares (cost $6,390,983) ...................................................         6,915,077
    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         8,232,430 shares (cost $95,252,750) ..................................................       118,558,515
    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
         16,051,460 shares (cost $118,345,960) ................................................       155,394,184
    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
         444,736 shares (cost $6,997,084) .....................................................         7,397,245
    W & R Target Funds, Inc. - Value Portfolio (WRValue)
         22,940,221 shares (cost $115,836,627) ................................................       142,745,524
                                                                                                 ----------------
           Total investments ..................................................................    15,693,900,492
  Accounts receivable .........................................................................         3,355,947
                                                                                                 ----------------
           Total assets .......................................................................    15,697,256,439
  Accounts payable ............................................................................                 -
                                                                                                 ----------------
  Contract owners' equity (note 4) ............................................................  $ 15,697,256,439
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              AIMBal          AIMBValue2          AIMBlueCh
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $   231,306,284             10,606                 --                478
  Mortality and expense risk charges (note 2)      (184,417,351)            (9,796)          (141,604)            (5,839)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        46,888,933                810           (141,604)            (5,361)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....     3,156,626,058             70,713            646,509             38,718
  Cost of mutual fund shares sold ...........    (3,225,349,125)           (74,310)          (448,054)           (40,523)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (68,723,067)            (3,597)           198,455             (1,805)
  Change in unrealized gain (loss)
   on investments ...........................     1,262,325,667             46,676            631,308             19,086
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........     1,193,602,600             43,079            829,763             17,281
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................       133,018,480                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $ 1,373,510,013             43,889            688,159             11,920
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMCapAp          AIMCapAp2         AIMCapDev2          AIMCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                  -              1,584
  Mortality and expense risk charges (note 2)            (1,750)           (30,493)              (950)            (2,353)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,750)           (30,493)              (950)              (769)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,089            326,377              3,964             11,101
  Cost of mutual fund shares sold ...........            (2,589)          (256,690)            (3,777)            (9,664)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               500             69,687                187              1,437
  Change in unrealized gain (loss)
   on investments ...........................            10,518             30,614             20,402             10,618
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            11,018            100,301             20,589             12,055
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             9,268             69,808             19,639             11,286
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMPreEq           AIMPreEq2           AlGrIncB          AlPremGrB
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         2,097              5,870             32,018                  -
  Mortality and expense risk charges (note 2)            (6,208)           (33,869)           (77,256)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,111)           (27,999)           (45,238)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            45,152            208,444            450,091            410,766
  Cost of mutual fund shares sold ...........           (49,569)          (172,547)          (339,781)          (343,669)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,417)            35,897            110,310             67,097
  Change in unrealized gain (loss)
   on investments ...........................            26,897             55,487            318,440            246,586
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            22,480             91,384            428,750            313,683
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        18,369             63,385            383,512            243,935
                                                ===============    ===============    ===============    ===============

Investment activity:                               AISmCapValB        ACVPIncGr          ACVPIncGr2        ACVPInflaPro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................             4,620          3,585,794             55,391          1,341,299
  Mortality and expense risk charges (note 2)          (110,480)        (2,868,721)           (90,042)          (490,027)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (105,860)           717,073            (34,651)           851,272
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           719,958         44,162,120            420,268         10,088,062
  Cost of mutual fund shares sold ...........          (468,235)       (45,934,533)          (335,826)        (9,859,385)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           251,723         (1,772,413)            84,442            228,677
  Change in unrealized gain (loss)
   on investments ...........................           661,103         27,442,122            438,480            791,146
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           912,826         25,669,709            522,922          1,019,823
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           138,601                  -                  -             19,255
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           945,567         26,386,782            488,271          1,890,350
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                ACVPInt            ACVPInt3           ACVPUltra         ACVPUltra2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       635,306            354,886                  -                  -
  Mortality and expense risk charges (note 2)        (1,254,643)          (731,538)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (619,337)          (376,652)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        19,246,490         11,392,368          7,332,920            370,212
  Cost of mutual fund shares sold ...........       (18,756,261)       (10,851,033)        (6,053,457)          (301,924)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           490,229            541,335          1,279,463             68,288
  Change in unrealized gain (loss)
   on investments ...........................        14,092,421          7,613,968            364,291            243,600
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        14,582,650          8,155,303          1,643,754            311,888
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    13,963,313          7,778,651          1,441,738            256,802
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPVal            ACVPVal2           BBTCapMgr         BBTLgCapV
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         5,043,376             70,417             13,288             63,751
  Mortality and expense risk charges (note 2)        (6,224,168)          (150,123)           (25,314)           (45,674)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,180,792)           (79,706)           (12,026)            18,077
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        63,353,617            990,122            580,767            268,959
  Cost of mutual fund shares sold ...........       (57,018,997)          (727,660)          (557,508)          (279,127)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,334,620            262,462             23,259            (10,168)
  Change in unrealized gain (loss)
   on investments ...........................        53,201,189            719,414            159,971            394,666
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        59,535,809            981,876            183,230            384,498
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         3,912,210             64,635                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        62,267,227            966,805            171,204            402,575
                                                ===============    ===============    ===============    ===============

Investment activity:                               BBTLgCoGr          BBTMdCapGr          CSGPVen           CSIntFoc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         7,891                  -                  -             87,215
  Mortality and expense risk charges (note 2)           (25,994)           (34,452)           (38,404)           (89,385)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (18,103)           (34,452)           (38,404)            (2,170)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           126,386            159,622            807,175          1,315,006
  Cost of mutual fund shares sold ...........          (131,151)          (145,178)          (793,027)        (1,249,536)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,765)            14,444             14,148             65,470
  Change in unrealized gain (loss)
   on investments ...........................            93,814            407,247            628,183          1,068,964
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            89,049            421,691            642,331          1,134,434
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        70,946            387,239            603,927          1,132,264
                                                ===============    ===============    ===============    ===============

Investment activity:                                CSLCapV           DryELeadS         DrySmCapIxS          DrySRGroS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            77,848                 --            232,497                628
  Mortality and expense risk charges (note 2)          (154,984)           (27,125)          (569,581)            (7,655)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (77,136)           (27,125)          (337,084)            (7,027)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         4,217,955            181,146         28,925,440             21,973
  Cost of mutual fund shares sold ...........        (4,070,618)          (117,211)       (25,012,156)           (19,474)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           147,337             63,935          3,913,284              2,499
  Change in unrealized gain (loss)
   on investments ...........................         1,415,248             (1,894)         4,400,053             19,896
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,562,585             62,041          8,313,337             22,395
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            127,178          1,308,776                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,485,449            162,094          9,285,029             15,368
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                DrySRGro           DryStkIx          DryVIFApp         DryVIFAppS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       523,533         18,657,521          2,677,614             51,178
  Mortality and expense risk charges (note 2)        (1,528,282)       (12,025,420)        (1,936,413)           (66,249)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,004,749)         6,632,101            741,201            (15,071)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        24,446,360        136,972,262         31,489,494            166,293
  Cost of mutual fund shares sold ...........       (38,868,775)      (174,040,150)       (36,616,105)          (136,229)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (14,422,415)       (37,067,888)        (5,126,611)            30,064
  Change in unrealized gain (loss)
   on investments ...........................        21,675,991        122,552,674         10,330,001             87,050
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,253,576         85,484,786          5,203,390            117,114
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     6,248,827         92,116,887          5,944,591            102,043
                                                ===============    ===============    ===============    ===============

Investment activity:                              DryVIFDevLd       DryVIFIntVal         FedAmLeadS          FedCapApS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               847              4,373              8,378              6,129
  Mortality and expense risk charges (note 2)            (6,570)            (5,296)           (12,447)           (23,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (5,723)              (923)            (4,069)           (17,758)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            20,013             57,371             53,667            166,052
  Cost of mutual fund shares sold ...........           (17,912)           (44,234)           (42,427)          (130,975)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....             2,101             13,137             11,240             35,077
  Change in unrealized gain (loss)
   on investments ...........................            39,881             50,833             43,015             44,550
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            41,982             63,970             54,255             79,627
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -              6,104                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            36,259             69,151             50,186             61,869
                                                ===============    ===============    ===============    ===============

Investment activity:                               FedHiIncS          FedQualBd         FedQualBdS          FidVIPEIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       482,402         16,727,504            492,945         12,516,544
  Mortality and expense risk charges (note 2)          (121,632)        (4,867,827)          (220,102)       (10,131,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           360,770         11,859,677            272,843          2,385,188
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,454,087         88,743,933          2,127,084         76,889,221
  Cost of mutual fund shares sold ...........        (2,242,240)       (86,803,550)        (2,105,742)       (75,229,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           211,847          1,940,383             21,342          1,659,770
  Change in unrealized gain (loss)
   on investments ...........................           (91,245)        (8,876,907)          (243,096)        74,957,662
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           120,602         (6,936,524)          (221,754)        76,617,432
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          3,671,473            111,654          3,165,949
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       481,372          8,594,626            162,743         82,168,569
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidVIPEI2          FidVIPGrS          FidVIPGr2          FidVIPHIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           220,948          1,122,097              7,852         23,387,890
  Mortality and expense risk charges (note 2)          (286,163)        (7,661,289)          (109,148)        (3,231,487)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (65,215)        (6,539,192)          (101,296)        20,156,403
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,540,298        108,284,375            617,450        212,038,673
  Cost of mutual fund shares sold ...........        (1,155,359)      (181,989,577)          (475,995)      (195,982,457)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           384,939        (73,705,202)           141,455         16,056,216
  Change in unrealized gain (loss)
   on investments ...........................         1,051,925         89,715,070             32,193        (15,460,002)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,436,864         16,009,868            173,648            596,214
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,429,229          9,470,676             72,352         20,752,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidVIPOvS        FidVIPOvS2R         FidVIPOvSR         FidVIPConS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       738,483             77,835            662,601          1,714,586
  Mortality and expense risk charges (note 2)          (737,819)          (143,080)          (839,766)        (8,149,361)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               664            (65,245)          (177,165)        (6,434,775)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        11,051,524            708,283          8,250,502         50,816,596
  Cost of mutual fund shares sold ...........        (9,737,055)          (486,439)        (7,343,157)       (59,271,505)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,314,469            221,844            907,345         (8,454,909)
  Change in unrealized gain (loss)
   on investments ...........................         6,130,247            694,824          7,894,149        107,479,707
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,444,716            916,668          8,801,494         99,024,798
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     7,445,380            851,423          8,624,329         92,590,023
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPCon2        FidVIPIGBdS        FidVIPGrOpS        FidVIPMCap2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            28,756            623,415            439,952                  -
  Mortality and expense risk charges (note 2)          (252,291)          (268,145)          (980,341)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (223,535)           355,270           (540,389)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           985,111          7,518,291         14,509,752            658,277
  Cost of mutual fund shares sold ...........          (767,482)        (7,810,940)       (21,908,817)          (452,749)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           217,629           (292,649)        (7,399,065)           205,528
  Change in unrealized gain (loss)
   on investments ...........................         1,739,696            154,950         12,765,695          1,850,811
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,957,325           (137,699)         5,366,630          2,056,339
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            440,690                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,733,790            658,261          4,826,241          1,893,210
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPValS        FidVIPValS2          FHCapAp           FHCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             15,998
  Mortality and expense risk charges (note 2)          (738,986)           (46,764)            (7,191)           (23,914)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (738,986)           (46,764)            (7,191)            (7,916)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        50,682,749            370,954             40,460            221,120
  Cost of mutual fund shares sold ...........       (49,654,195)          (228,745)           (30,372)          (218,287)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,028,554            142,209             10,088              2,833
  Change in unrealized gain (loss)
   on investments ...........................         2,895,101            182,372             46,582             98,119
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         3,923,655            324,581             56,670            100,952
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           157,629              6,448             72,454                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,342,298            284,265            121,933             93,036
                                                ===============    ===============    ===============    ===============

Investment activity:                              FrVIPRisDiv2       FrVIPSmCapV2       FrVIPForSec2       FrVIPForSec3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               425                 42                766                  -
  Mortality and expense risk charges (note 2)            (1,817)              (611)              (677)               (53)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,392)              (569)                89                (53)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            31,924              7,531              1,831              2,906
  Cost of mutual fund shares sold ...........           (31,866)            (6,795)            (1,790)            (2,685)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                58                736                 41                221
  Change in unrealized gain (loss)
   on investments ...........................            29,810             16,974             13,202              2,263
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            29,868             17,710             13,243              2,484
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            29,313             17,141             13,332              2,431
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITCVal          GVITIntVal2        GVITIntVal3        GVITDMidCapI
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       994,614                 45            383,274          1,539,905
  Mortality and expense risk charges (note 2)          (861,970)               (33)          (216,456)        (3,451,130)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           132,644                 12            166,818         (1,911,225)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         5,103,795                204          2,893,563         26,609,921
  Cost of mutual fund shares sold ...........        (3,847,595)              (201)        (2,613,430)       (22,529,906)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,256,200                  3            280,133          4,080,015
  Change in unrealized gain (loss)
   on investments ..........................         10,555,909                582          3,493,675         28,670,704
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        11,812,109                585          3,773,808         32,750,719
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -          7,307,584
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    11,944,753                597          3,940,626         38,147,078
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITEmMrkts        GVITEmMrkts3      GVITEmMrkts6         GVITFHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            34,800            416,039              1,318         14,634,869
  Mortality and expense risk charges (note 2)           (46,847)          (498,308)              (959)        (2,393,710)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (12,047)           (82,269)               359         12,241,159
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,751,759         24,574,562              1,339         81,924,860
  Cost of mutual fund shares sold ...........        (1,442,410)       (18,387,434)            (1,144)       (72,354,113)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           309,349          6,187,128                195          9,570,747
  Change in unrealized gain (loss)
   on investments ...........................            14,755         (5,144,179)            10,878         (5,297,847)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           324,104          1,042,949             11,073          4,272,900
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           302,339          3,589,995             11,318                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           614,396          4,550,675             22,750         16,514,059
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlFin1          GVITGlFin3        GVITGlHlth         GVITGlHlth3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $           589            128,494                  -                  -
  Mortality and expense risk charges (note 2)              (549)          (104,546)            (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............                40             23,948             (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            32,019          6,468,316             60,570         12,648,295
  Cost of mutual fund shares sold ...........           (27,311)        (5,769,291)           (59,543)       (11,985,029)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            4,708             699,025              1,027            663,266
  Change in unrealized gain (loss)
   on investments ...........................             (332)            (74,111)             4,755            598,683
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            4,376             624,914              5,782          1,261,949
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            2,562             538,454                437            113,065
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         6,978          1,187,316              5,046          1,042,544
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlTech         GVITGlTech3         GVITGlUtl1         GVITGlUtl3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                835            147,389
  Mortality and expense risk charges (note 2)           (41,555)          (260,368)              (781)          (103,034)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (41,555)          (260,368)                54             44,355
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           801,024         15,176,713             53,512          2,003,466
  Cost of mutual fund shares sold ...........          (943,658)       (13,964,054)           (43,680)        (1,560,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (142,634)         1,212,659              9,832            443,015
  Change in unrealized gain (loss)
    on investments ..........................           251,984         (2,487,881)             3,477          1,877,480
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           109,350         (1,275,222)            13,309          2,320,495
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -              3,231            820,589
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            67,795         (1,535,590)            16,594          3,185,439
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITGvtBd          GVITGvtBd2         GVITGrowth          GVITIDAgg
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $    38,922,758            987,463            283,782            944,755
  Mortality and expense risk charges (note 2)        (8,493,116)          (343,569)          (971,405)          (779,425)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        30,429,642            643,894           (687,623)           165,330
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....       199,308,833          5,081,705         15,844,591         22,770,366
  Cost of mutual fund shares sold ...........      (200,032,152)        (5,294,436)       (18,701,476)       (18,411,731)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (723,319)          (212,731)        (2,856,885)         4,358,635
  Change in unrealized gain (loss)
   on investments ...........................       (30,035,683)          (618,705)         9,359,622            662,003
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........       (30,759,002)          (831,436)         6,502,737          5,020,638
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................        14,599,981            385,879                  -          1,361,989
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    14,270,621            198,337          5,815,114          6,547,957
                                                ===============    ===============    ===============    ===============

Investment activity:                                GVITIDCon         GVITIDMod        GVITIDModAgg       GVITIDModCon
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         2,594,233          7,511,035          3,319,524          3,794,341
  Mortality and expense risk charges (note 2)        (1,482,108)         (4,908,961)        (2,455,106)        (2,268,189)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............         1,112,125          2,602,074            864,418          1,526,152
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        29,170,081         17,632,150         14,529,945         16,832,119
  Cost of mutual fund shares sold ...........       (27,456,490)       (16,709,411)       (12,579,339)       (15,455,221)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,713,591            922,739          1,950,606          1,376,898
  Change in unrealized gain (loss)
   on investments ...........................          (367,739)        24,203,003         14,023,854          5,686,325
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,345,852         25,125,742         15,974,460          7,063,223
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,103,556          2,049,052          2,757,866          1,174,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         3,561,533         29,776,868         19,596,744          9,764,099
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITIntGro        GVITIntGro3        GVITIntVal6         GVITJPBal
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         9,140             61,694              1,405          3,063,008
  Mortality and expense risk charges (note 2)           (13,700)           (69,416)            (2,004)        (1,878,898)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,560)            (7,722)              (599)         1,184,110
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           284,581          1,439,147             14,408         20,158,004
  Cost of mutual fund shares sold ...........          (268,664)        (1,062,573)           (13,136)       (22,842,236)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            15,917            376,574              1,272         (2,684,232)
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,911             49,459         12,346,423
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           137,078            783,485             50,731          9,662,191
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       132,518            775,763             50,132         10,846,301
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSMdCpGr         GVITMyMkt         GVITNWFund         GVITNWFund2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          5,394,244          5,408,473             25,311
  Mortality and expense risk charges (note 2)        (1,125,786)        (8,337,225)        (4,684,132)           (46,265)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,125,786)        (2,942,981)           724,341            (20,954)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        18,860,908        611,978,131         60,610,070            288,143
  Cost of mutual fund shares sold ...........       (14,115,325)      (611,978,131)      (111,433,127)          (220,771)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         4,745,583                  -        (50,823,057)            67,372
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015                  -         84,255,029            126,511
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        13,061,598                  -         33,431,972            193,883
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        11,935,812         (2,942,981)        34,156,313            172,929
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITLead            GVITLead3        GVITNStrVal        GVITSmCapGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $            14             25,996                  -                  -
  Mortality and expense risk charges (note 2)               (44)           (74,446)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               (30)           (48,450)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,755          2,523,573         15,338,685         56,435,551
  Cost of mutual fund shares sold ...........            (2,862)        (2,064,854)       (13,921,221)       (50,600,925)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               893            458,719          1,417,464          5,834,626
  Change in unrealized gain (loss)
   on investments ...........................              (366)           422,065           (479,313)         6,141,078
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........               527            880,784            938,151         11,975,704
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                53             94,639                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $           550            926,973            892,421         10,778,340
                                                ===============    ===============    ===============    ===============

Investment activity:                             GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2       GVITSmComp
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                941                  -                  -
  Mortality and expense risk charges (note 2)           (35,177)        (5,297,100)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (35,177)        (5,296,159)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           178,703         78,082,018            325,901         37,031,282
  Cost of mutual fund shares sold ...........          (128,479)       (69,707,132)          (184,706)       (32,155,693)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            50,224          8,374,886            141,195          4,875,589
  Change in unrealized gain (loss)
   on investments ...........................           198,201         28,054,550            119,231         11,696,543
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           248,425         36,429,436            260,426         16,572,132
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -         32,764,430            252,212         39,197,787
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           213,248         63,897,707            455,983         52,038,818
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSmComp2        GVITTGroFoc       GVITTGroFoc3         GVITUSGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2)           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           418,426          1,828,539          5,776,485             31,175
  Cost of mutual fund shares sold ...........          (290,033)        (1,817,735)        (4,951,685)           (30,968)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           128,393             10,804            824,800                207
  Change in unrealized gain (loss)
    on investments ..........................            99,639             40,560           (698,770)            24,308
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           228,032             51,364            126,030             24,515
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           556,124                  -                  -              4,275
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       702,597             45,289            108,145             26,977
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITUSGro3       GVITVKMultiSec       GVITWLead          GVITWLead3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                  -         8,516,418                  -                  -
  Mortality and expense risk charges (note 2)          (355,018)        (2,098,209)          (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (355,018)         6,418,209           (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        25,075,345         19,095,992          3,485,885          3,169,899
  Cost of mutual fund shares sold ...........       (21,313,916)       (17,874,758)        (2,425,259)        (2,592,509)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         3,761,429          1,221,234          1,060,626            577,390
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         1,131,198          2,083,599            347,183
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,267,201          2,352,432          3,144,225            924,573
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,288,130                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,200,313          8,770,641          2,902,551            835,805
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                 JanBal           JanCapAp          JanGlTechS2         JanGlTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         1,865             56,278                  -                  -
  Mortality and expense risk charges (note 2)            (1,049)        (2,907,751)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               816         (2,851,473)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             9,119         42,334,015          4,625,301         12,214,108
  Cost of mutual fund shares sold ...........            (8,999)       (45,880,976)        (3,591,912)       (13,850,500)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               120         (3,546,961)         1,033,389         (1,636,392)
  Change in unrealized gain (loss)
   on investments ...........................             4,072         41,588,779           (891,531)         1,354,607
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             4,192         38,041,818            141,858           (281,785)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         5,008         35,190,345           (105,033)          (964,682)
                                                ===============    ===============    ===============    ===============

Investment activity:                              JanIntGroS2         JanIntGro          JanRMgCore        JPMSTMidCap
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           467,154            982,122             54,314                  -
  Mortality and expense risk charges (note 2)          (684,883)        (1,480,701)           (34,132)           (58,806)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (217,729)          (498,579)            20,182            (58,806)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         8,344,854         24,113,171          2,038,857          2,121,450
  Cost of mutual fund shares sold ...........        (7,827,081)       (22,878,200)        (1,913,052)        (2,140,247)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           517,773          1,234,971            125,805            (18,797)
  Change in unrealized gain (loss)
   on investments ...........................         7,898,311         18,090,627             53,515          1,655,096
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         8,416,084         19,325,598            179,320          1,636,299
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -            299,482                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         8,198,355         18,827,019            498,984          1,577,493
                                                ===============    ===============    ===============    ===============

Investment activity:                              MFSInvGrStS       MFSMidCapGrS        MFSNewDiscS          MFSValS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             14,522
  Mortality and expense risk charges (note 2)              (785)           (78,317)           (36,155)           (63,266)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (785)           (78,317)           (36,155)           (48,744)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             8,149            345,159            394,299            635,685
  Cost of mutual fund shares sold ...........            (8,282)          (231,829)          (298,428)          (500,638)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....              (133)           113,330             95,871            135,047
  Change in unrealized gain (loss)
   on investments ...........................            21,049            472,152             32,519            282,957
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            20,916            585,482            128,390            418,004
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -             52,821
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        20,131            507,165             92,235            422,081
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBAMTFasc         NBAMTFocus          NBAMTGuard         NBAMTLMat
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -            133,395          1,549,604
  Mortality and expense risk charges (note 2)           (30,786)           (18,835)        (1,306,704)          (435,006)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (30,786)           (18,835)        (1,173,309)         1,114,598
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           133,522            174,997         16,883,770         12,415,965
  Cost of mutual fund shares sold ...........           (98,878)           (95,176)       (16,998,298)       (12,945,833)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            34,644             79,821           (114,528)          (529,868)
  Change in unrealized gain (loss)
   on investments ...........................           155,318           (127,500)        15,968,141           (756,423)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           189,962            (47,679)        15,853,613         (1,286,291)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................             5,333             99,055                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           164,509             32,541         14,680,304           (171,693)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               NBAMTMCGr          NBAMTPart         NBAMSocRes          OppAggGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -             13,433                  -                  -
  Mortality and expense risk charges (note 2)        (2,129,247)        (1,322,161)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (2,129,247)        (1,308,728)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        31,623,358         17,493,347            386,884         32,867,030
  Cost of mutual fund shares sold ...........       (25,316,146)       (12,418,298)          (364,993)       (32,405,246)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,307,212          5,075,049             21,891            461,784
  Change in unrealized gain (loss)
   on investments ...........................        20,194,414         15,533,878            102,288         36,144,442
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        26,501,626         20,608,927            124,179         36,606,226
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    24,372,379         19,300,199            119,176         34,206,455
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapAp           OppCapApS          OppGlSec3           OppGlSec
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         1,487,352             16,828          1,538,541          2,375,782
  Mortality and expense risk charges (note 2)        (5,672,420)          (134,414)        (1,719,488)        (2,290,613)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (4,185,068)          (117,586)          (180,947)            85,169
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        43,866,124            582,981          4,719,016         34,445,023
  Cost of mutual fund shares sold ...........       (49,399,725)          (463,784)        (3,491,827)       (22,216,468)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (5,533,601)           119,197          1,227,189         12,228,555
  Change in unrealized gain (loss)
   on investments ...........................        35,498,301            340,724         23,634,362         17,606,234
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        29,964,700            459,921         24,861,551         29,834,789
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        25,779,632            342,335         24,680,604         29,919,958
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppGlSecS          OppHighIncS         OppMSFund         OppMSFundS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $        77,613                179          3,279,329             60,771
  Mortality and expense risk charges (note 2)          (123,100)              (482)        (4,660,236)          (157,260)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (45,487)              (303)        (1,380,907)           (96,489)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,130,587              9,802         54,633,020            747,137
  Cost of mutual fund shares sold ...........          (810,861)            (9,513)       (65,517,835)          (596,244)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           319,726                289        (10,884,815)           150,893
  Change in unrealized gain (loss)
   on investments ...........................           760,399              4,047         41,647,141            576,135
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,080,125              4,336         30,762,326            727,028
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,034,638              4,033         29,381,419            630,539
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppMSSmCapS        OppStratBdS         PVTGroInc           StOpp2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -            251,941                  -                  -
  Mortality and expense risk charges (note 2)              (300)           (90,700)               (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (300)           161,241                (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,643            858,498              1,453         32,185,880
  Cost of mutual fund shares sold ...........            (3,336)          (790,739)            (1,432)       (33,214,408)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               307             67,759                 21         (1,028,528)
  Change in unrealized gain (loss)
   on investments ...........................             7,295             79,520              2,240         36,093,988
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             7,602            147,279              2,261         35,065,460
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             7,302            308,520              2,175         32,403,920
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                             VEWrldEMktR1        VEWrldEMkt         VEWrldHAsR1         VEWrldHAs
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -            292,356                  -            134,541
  Mortality and expense risk charges (note 2)           (43,059)          (496,692)           (59,775)          (340,760)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (43,059)          (204,336)           (59,775)          (206,219)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,775,762         28,142,725          2,835,712         28,169,664
  Cost of mutual fund shares sold ...........        (2,939,457)       (23,245,422)        (2,491,969)       (23,193,396)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (163,695)         4,897,303            343,743          4,976,268
  Change in unrealized gain (loss)
   on investments ...........................         1,822,976          2,774,549          1,573,711            567,653
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,659,281          7,671,852          1,917,454          5,543,921
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,616,222          7,467,516          1,857,679          5,337,702
                                                ===============    ===============    ===============    ===============

Investment activity:                                VKCom2             VKEmGr2           VKCorPlus2          VKEmMkt
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           131,160                  -             11,160          3,284,889
  Mortality and expense risk charges (note 2)          (325,219)           (51,422)            (4,746)          (591,928)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (194,059)           (51,422)             6,414          2,692,961
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           992,453            259,411            192,209         40,163,891
  Cost of mutual fund shares sold ...........          (734,828)          (222,321)          (190,482)       (37,730,513)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           257,625             37,090              1,727          2,433,378
  Change in unrealized gain (loss)
   on investments ...........................         2,448,616            148,950             (3,614)        (3,994,573)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         2,706,241            186,040             (1,887)        (1,561,195)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                678          1,535,200
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,512,182            134,618              5,205          2,666,966
                                                ===============    ===============    ===============    ===============

Investment activity:                               VKMidCapG         VKUSRealEst         VicDivrStk         VicInvQBd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -          4,077,142            102,434             37,412
  Mortality and expense risk charges (note 2)          (279,179)        (3,159,361)          (254,073)            (8,828)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (279,179)           917,781           (151,639)            28,584
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        10,417,842         35,018,986          4,358,491          2,793,220
  Cost of mutual fund shares sold ...........        (9,320,132)       (26,045,676)        (4,168,424)        (2,758,516)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,097,710          8,973,310            190,067             34,704
  Change in unrealized gain (loss)
   on investments ...........................         3,129,717         64,524,306          1,419,301            (38,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         4,227,427         73,497,616          1,609,368             (3,652)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          4,746,395                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,948,248         79,161,792          1,457,729             24,932
                                                ===============    ===============    ===============    ===============

Investment activity:                              VicSmCoOpp          WRAsStrat              WRBal              WRBnd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          1,825,608          1,462,226          4,297,933
  Mortality and expense risk charges (note 2)           (24,496)        (1,711,883)        (1,271,861)        (1,355,915)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (24,496)           113,725            190,365          2,942,018
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         3,919,048          3,904,909          4,306,506         12,605,601
  Cost of mutual fund shares sold ...........        (2,599,656)        (3,599,189)        (4,038,437)       (12,044,666)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,319,392            305,720            268,069            560,935
  Change in unrealized gain (loss)
   on investments ...........................          (729,866)        13,774,631          6,797,525         (2,092,936)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           589,526         14,080,351          7,065,594         (1,532,001)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           103,340            973,928                  -          1,127,610
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           668,370         15,168,004          7,255,959          2,537,627
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               WRCoreEq           WRDivInc           WRGrowth            WRHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $     1,532,956             43,221            858,877          5,488,221
  Mortality and expense risk charges (note 2)        (3,259,132)           (28,927)        (4,155,570)        (1,010,371)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,726,176)            14,294         (3,296,693)         4,477,850
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        17,028,524            136,155         20,389,995          5,403,158
  Cost of mutual fund shares sold ...........       (19,496,743)          (132,281)       (21,412,938)        (5,647,312)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (2,468,219)             3,874         (1,022,943)          (244,154)
  Change in unrealized gain (loss)
   on investments ...........................        23,388,835            543,682          9,890,810          2,191,358
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        20,920,616            547,556          8,867,867          1,947,204
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    19,194,440            561,850          5,571,174          6,425,054
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRIntlII            WRIntl           WRLTBond           WRMicCpGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            75,051            388,479          1,272,791                  -
  Mortality and expense risk charges (note 2)           (27,327)          (811,791)          (605,215)            (8,465)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            47,724           (423,312)           667,576             (8,465)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           820,064          6,271,483          6,637,132             80,658
  Cost of mutual fund shares sold ...........          (745,361)        (7,100,355)        (6,469,836)            78,835
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            74,703           (828,872)           167,296              1,823
  Change in unrealized gain (loss)
   on investments ...........................           662,234          8,319,805           (695,302)           286,657
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           736,937          7,490,933           (528,006)           288,480
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           843,911          7,067,621            139,570            280,015
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRMMkt            WRMortSec          WRRealEstS         WRSciTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       175,208             45,028             36,157                  -
  Mortality and expense risk charges (note 2)          (341,085)            (5,415)           (13,833)        (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (165,877)            39,613             22,324         (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        22,757,579             47,427             15,240          4,039,808
  Cost of mutual fund shares sold ...........       (22,757,579)           (46,729)           (13,365)        (3,850,281)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                 -                698              1,875            189,527
  Change in unrealized gain (loss)
   on investments ...........................                 -            (63,475)           524,093         15,915,340
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........                 -            (62,777)           525,968         16,104,867
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -             30,566             83,580                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $      (165,877)             7,402            631,872         14,695,980
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRSmCap           WRSmCpVal           WRValue
                                                ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -          1,408,231
  Mortality and expense risk charges (note 2)        (1,963,573)           (26,693)        (1,673,482)
                                                ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,963,573)           (26,693)          (265,251)
                                                ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        14,284,847            141,898          2,841,208
  Cost of mutual fund shares sold ...........       (12,969,722)          (138,933)        (2,452,856)
                                                ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,315,125              2,965            388,352
  Change in unrealized gain (loss)
   on investments ...........................        17,657,223            400,161         15,981,749
                                                ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        18,972,348            403,126         16,370,101
                                                ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            359,498                  -
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        17,008,775            735,931         16,104,850
                                                ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                               Total                                AIMBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    46,888,933         14,550,543                810              6,055
  Realized gain (loss) on investments .......       (68,723,067)      (656,766,863)            (3,597)            (4,305)
  Change in unrealized gain (loss)
    on investments ..........................     1,262,325,667      3,314,477,857             46,676             90,536
  Reinvested capital gains ..................       133,018,480          9,284,332                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............     1,373,510,013      2,681,545,869             43,889             92,286
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................       754,671,887      1,837,057,967             34,566            310,141
  Transfers between funds ...................                 -                  -            (15,092)               494
  Redemptions (note 3) ......................    (1,367,612,148)    (1,389,508,484)           (50,695)           (29,247)
  Annuity benefits ..........................        (4,068,343)        (3,008,693)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................          (335,477)          (347,576)
  Contingent deferred sales charges                           -                  -
    (note 2) ................................       (25,556,426)       (23,634,457)              (396)               (30)
  Adjustments to maintain reserves ..........          (700,167)        (1,809,052)                12                (55)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................     (643,600,674)       418,749,705            (31,605)           281,303
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       729,909,339      3,100,295,574             12,284            373,589
Contract owners' equity beginning
  of period .................................    14,967,347,100     11,867,051,526            743,430            369,841
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $15,697,256,439     14,967,347,100            755,714            743,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................     1,306,834,707      1,263,729,276             78,940             45,020
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................       380,162,134      1,138,663,843              3,646             37,379
  Units redeemed ............................      (441,962,880)    (1,095,558,412)            (6,969)            (3,459)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................     1,245,033,961      1,306,834,707             75,617             78,940
                                                ===============    ===============    ===============    ===============

                                                            AIMBValue2                            AIMBlueCh
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (141,604)           (95,412)            (5,361)            (3,849)
  Realized gain (loss) on investments .......           198,455             77,955             (1,805)              (997)
  Change in unrealized gain (loss)
    on investments ..........................           631,308          1,652,838             19,086             71,907
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           688,159          1,635,381             11,920             67,061
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           493,252          3,672,413            132,618            148,160
  Transfers between funds ...................           326,725           (111,147)           (24,177)            (2,034)
  Redemptions (note 3) ......................          (316,784)          (116,611)           (12,253)            (5,809)
  Annuity benefits ..........................            (4,814)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,450)            (1,912)               (33)              (103)
  Adjustments to maintain reserves ..........               (71)              (194)                (6)               (53)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................          495,858          3,442,549             96,149            140,161
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,184,017          5,077,930            108,069            207,222
Contract owners' equity beginning
  of period .................................         7,338,132          2,260,202            360,974            153,752
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         8,522,149          7,338,132            469,043            360,974
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           741,502            298,956             40,180             21,069
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           106,043            540,423             14,430             20,143
  Units redeemed ............................           (75,649)           (97,877)            (4,166)            (1,032)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           771,896            741,502             50,444             40,180
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMCapAp                              AIMCapAp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,750)              (787)           (30,493)           (23,587)
  Realized gain (loss) on investments .......               500                (73)            69,687             12,139
  Change in unrealized gain (loss)
    on investments ..........................            10,518             18,849             30,614            348,804
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             9,268             17,989             69,808            337,356
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            57,035             64,709             49,645            969,430
  Transfers between funds ...................             1,423                  8           (103,060)           (32,468)
  Redemptions (note 3) ......................            (1,918)            (1,047)          (120,337)           (29,714)
  Annuity benefits ..........................                 -                  -               (204)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (15)                (8)            (1,664)              (669)
  Adjustments to maintain reserves ..........               (10)               (14)               (53)              (103)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            56,515             63,648           (175,673)           906,476
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            65,783             81,637           (105,865)         1,243,832
Contract owners' equity beginning
  of period .................................           111,852             30,215          1,739,753            495,921
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       177,635            111,852          1,633,888          1,739,753
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            11,432              3,915            173,419             62,716
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             5,986              7,641             16,758            124,117
  Units redeemed ............................              (199)              (124)           (34,781)           (13,414)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            17,219             11,432            155,396            173,419
                                                ===============    ===============    ===============    ===============

                                                           AIMCapDev2                             AIMCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (950)                 -               (769)              (133)
  Realized gain (loss) on investments .......               187                  -              1,437               (120)
  Change in unrealized gain (loss)
    on investments ..........................            20,402                  -             10,618             23,498
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            19,639                  -             11,286             23,245
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            92,403                  -             17,754             69,404
  Transfers between funds ...................           102,056                  -                  -                  -
  Redemptions (note 3) ......................            (1,544)                 -             (8,564)            (6,308)
  Annuity benefits ..........................            (1,563)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (38)                 -               (442)                 -
  Adjustments to maintain reserves ..........                (6)                 -                  8               (380)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           191,308                  -              8,756             62,716
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           210,947                  -             20,042             85,961
Contract owners' equity beginning
  of period .................................                 -                  -            147,046             61,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           210,947                  -            167,088            147,046
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -             14,504              7,344
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,507                  -              1,724              7,810
  Units redeemed ............................              (144)                 -               (877)              (650)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,363                  -             15,351             14,504
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMPreEq                              AIMPreEq2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,111)            (3,900)           (27,999)           (18,730)
  Realized gain (loss) on investments .......            (4,417)            (6,340)            35,897             (7,103)
  Change in unrealized gain (loss)
    on investments ..........................            26,897             90,266             55,487            295,660
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            18,369             80,026             63,385            269,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            62,839             55,146            142,294            943,215
  Transfers between funds ...................               694                576            (17,043)            44,607
  Redemptions (note 3) ......................           (42,739)           (28,896)           (86,981)           (33,446)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,774)            (1,670)              (898)              (583)
  Adjustments to maintain reserves ..........               (16)               (22)               (47)               (92)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            19,004             25,134             37,325            953,701
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            37,373            105,160            100,710          1,223,528
Contract owners' equity beginning
  of period .................................           426,173            321,013          1,800,438            576,910
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       463,546            426,173          1,901,148          1,800,438
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            49,765             46,242            191,437             75,225
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,359              7,696             24,921            143,829
  Units redeemed ............................            (5,287)            (4,173)           (21,112)           (27,617)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            51,837             49,765            195,246            191,437
                                                ===============    ===============    ===============    ===============

                                                             AlGrIncB                              AlPremGrB
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,238)           (22,604)           (69,748)           (51,785)
  Realized gain (loss) on investments .......           110,310              5,984             67,097              9,722
  Change in unrealized gain (loss)
    on investments ..........................           318,440            646,304            246,586            620,884
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           383,512            629,684            243,935            578,821
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           245,102          2,023,384            132,051          2,475,918
  Transfers between funds ...................           383,010            552,167            (83,686)            42,355
  Redemptions (note 3) ......................          (162,302)           (58,372)          (179,279)          (155,233)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,288)            (1,127)            (2,898)            (1,571)
  Adjustments to maintain reserves ..........                (3)               (80)               (20)              (158)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           464,519          2,515,972           (133,832)         2,361,311
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           848,031          3,145,656            110,103          2,940,132
Contract owners' equity beginning
  of period .................................         3,793,585            647,929          3,923,210            983,078
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,641,616          3,793,585          4,033,313          3,923,210
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           371,825             82,504            414,836            126,001
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            87,783            305,246             27,924            349,583
  Units redeemed ............................           (42,921)           (15,925)           (41,917)           (60,748)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           416,687            371,825            400,843            414,836
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AISmCapValB                            ACVPIncGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (105,860)           (48,915)           717,073            182,941
  Realized gain (loss) on investments .......           251,723             19,198         (1,772,413)       (19,137,178)
  Change in unrealized gain (loss)
    on investments ..........................           661,103          1,396,054         27,442,122         71,652,458
  Reinvested capital gains ..................           138,601             50,306                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           945,567          1,416,643         26,386,782         52,698,221
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           171,079          2,727,302          7,379,927         17,160,432
  Transfers between funds ...................           (82,844)           346,786        (10,300,027)        13,139,872
  Redemptions (note 3) ......................          (236,138)           (74,761)       (23,595,238)       (19,052,451)
  Annuity benefits ..........................              (315)                 -            (67,611)           (46,013)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,474)            (9,042)
  Contingent deferred sales charges
    (note 2) ................................            (4,203)            (1,312)          (423,523)          (402,460)
  Adjustments to maintain reserves ..........             1,120              5,668             47,922            (87,873)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (151,301)         3,003,683        (26,967,024)        10,702,465
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           794,266          4,420,326           (580,242)        63,400,686
Contract owners' equity beginning
  of period .................................         5,681,552          1,261,226        252,359,339        188,958,653
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,475,818          5,681,552        251,779,097        252,359,339
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           498,772            153,160         20,993,443         20,008,742
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            51,157            374,942          3,439,076          9,121,766
  Units redeemed ............................           (63,976)           (29,330)        (5,669,784)        (8,137,065)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           485,953            498,772         18,762,735         20,993,443
                                                ===============    ===============    ===============    ===============

                                                             ACVPIncGr2                            ACVPInflaPro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (34,651)           (33,757)           851,272             34,514
  Realized gain (loss) on investments .......            84,442             48,829            228,677             36,660
  Change in unrealized gain (loss)
    on investments ..........................           438,480            866,853            791,146            115,457
  Reinvested capital gains ..................                 -                  -             19,255              3,707
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           488,271            881,925          1,890,350            190,338
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           196,560          2,671,859          3,627,076          2,862,071
  Transfers between funds ...................           201,507           (163,357)        37,199,904         14,960,468
  Redemptions (note 3) ......................          (260,089)          (105,804)        (2,401,104)          (582,252)
  Annuity benefits ..........................                 -                  -            (24,204)            (1,230)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (49)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,789)                 -            (21,736)            (3,862)
  Adjustments to maintain reserves ..........               (12)              (166)            17,890               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,177          2,402,532         38,397,777         17,234,887
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           623,448          3,284,457         40,288,127         17,425,225
Contract owners' equity beginning
  of period .................................         4,569,235          1,284,778         17,425,225                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,192,683          4,569,235         57,713,352         17,425,225
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           440,628            157,252          1,685,537                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,223            330,393          5,626,923          3,607,202
  Units redeemed ............................           (42,842)           (47,017)        (2,013,782)        (1,921,665)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           453,009            440,628          5,298,678          1,685,537
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              ACVPInt                              ACVPInt3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (619,337)          (376,002)          (376,652)          (232,973)
  Realized gain (loss) on investments .......           490,229         (5,003,659)           541,335           (890,040)
  Change in unrealized gain (loss)
    on investments ..........................        14,092,421         27,655,755          7,613,968         11,522,819
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        13,963,313         22,276,094          7,778,651         10,399,806
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           357,513            506,296          4,125,034          8,966,612
  Transfers between funds ...................        (9,355,238)       (15,656,984)         2,632,390          5,653,968
  Redemptions (note 3) ......................        (8,450,382)        (7,723,124)        (4,438,963)        (3,204,105)
  Annuity benefits ..........................           (41,989)           (37,245)              (204)                 -
  Annual contract maintenance charges
    (note 2) ................................            (3,202)            (3,730)              (751)              (610)
  Contingent deferred sales charges
    (note 2) ................................          (165,338)          (169,170)           (62,891)           (57,975)
  Adjustments to maintain reserves ..........            27,651           (144,319)            50,068            131,888
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,630,985)       (23,228,276)         2,304,683         11,489,778
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,667,672)          (952,182)        10,083,334         21,889,584
Contract owners' equity beginning
  of period .................................       116,571,010        117,523,192         56,813,017         34,923,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   112,903,338        116,571,010         66,896,351         56,813,017
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,982,643         13,652,082          5,738,677          4,339,185
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            28,748             51,302          2,045,319          2,929,664
  Units redeemed ............................        (1,660,761)        (2,720,741)        (1,844,426)        (1,530,172)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,350,630         10,982,643          5,939,570          5,738,677
                                                ===============    ===============    ===============    ===============

                                                              ACVPUItra                            ACVPUItra2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (202,016)          (114,859)           (55,086)           (36,419)
  Realized gain (loss) on investments .......         1,279,463            300,776             68,288              1,150
  Change in unrealized gain (loss)
    on investments ..........................           364,291          1,788,190            243,600            492,031
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,441,738          1,974,107            256,802            456,762
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,638,469          3,874,722             88,493          1,795,243
  Transfers between funds ...................            (8,760)         7,326,262            (47,831)           213,922
  Redemptions (note 3) ......................        (1,105,871)          (691,775)           (67,864)           (37,519)
  Annuity benefits ..........................            (6,940)            (3,037)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (221)               (97)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (17,704)            (7,990)              (535)              (666)
  Adjustments to maintain reserves ..........             3,216               (399)                (2)              (106)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           502,189         10,497,686            (27,739)         1,970,874
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,943,927         12,471,793            229,063          2,427,636
Contract owners' equity beginning
  of period .................................        15,883,971          3,412,178          3,093,529            665,893
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,827,898         15,883,971          3,322,592          3,093,529
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,599,480            427,070            318,356             84,098
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,060,405          2,230,184             34,684            247,659
  Units redeemed ............................        (1,024,394)        (1,057,774)           (38,347)           (13,401)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,635,491          1,599,480            314,693            318,356
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPVal                               ACVPVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,180,792)          (803,590)           (79,706)           (64,652)
  Realized gain (loss) on investments .......         6,334,620        (11,453,737)           262,462             18,037
  Change in unrealized gain (loss)
    on investments ..........................        53,201,189        112,313,929            719,414          1,603,879
  Reinvested capital gains ..................         3,912,210                  -             64,635                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        62,267,227        100,056,602            966,805          1,557,264
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,981,752         40,212,473            262,726          3,783,259
  Transfers between funds ...................        15,605,517          8,682,417            210,998            436,614
  Redemptions (note 3) ......................       (39,472,404)       (30,265,743)          (418,606)          (177,312)
  Annuity benefits ..........................          (105,213)           (55,597)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,118)            (6,990)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (706,616)          (563,147)            (7,785)            (3,460)
  Adjustments to maintain reserves ..........          (739,731)            71,889                 82               (235)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,443,813)        18,075,302             47,415          4,038,866
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        52,823,414        118,131,904          1,014,220          5,596,130
Contract owners' equity beginning
  of period .................................       489,389,745        371,257,841          7,970,560          2,374,430
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   542,213,159        489,389,745          8,984,780          7,970,560
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,663,303         30,662,966            732,705            276,263
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,406,739         18,604,333             97,395            519,970
  Units redeemed ............................        (9,003,449)       (17,603,996)           (93,551)           (63,528)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        31,066,593         31,663,303            736,549            732,705
                                                ===============    ===============    ===============    ===============

                                                             BBTCapMgr                             BBTLgCapV
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (12,026)           (13,138)            18,077             15,144
  Realized gain (loss) on investments .......            23,259            (23,664)           (10,168)           (13,786)
  Change in unrealized gain (loss)
    on investments ..........................           159,971            329,842            394,666            546,992
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           171,204            293,040            402,575            548,350
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions: ........................
  Purchase payments received from
    contract owners (note 3) ................           634,164            333,536            619,078          1,338,537
  Transfers between funds ...................          (215,769)               649            (33,946)             5,120
  Redemptions (note 3) ......................          (211,275)          (170,905)          (219,342)          (109,417)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (6,247)            (7,882)            (8,137)            (2,902)
  Adjustments to maintain reserves ..........               (61)               (95)               125               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,812            155,303            357,778          1,231,030
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           372,016            448,343            760,353          1,779,380
Contract owners' equity beginning
  of period .................................         1,566,829          1,118,486          3,177,031          1,397,651
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,938,845          1,566,829          3,937,384          3,177,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           160,093            141,508            322,683            173,232
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           105,123             42,290             69,075            165,012
  Units redeemed ............................           (85,700)           (23,705)           (33,873)           (15,561)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           179,516            160,093            357,885            322,683
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             BBTLgCoGr                             BBTMdCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (18,103)           (18,240)           (34,452)           (20,151)
  Realized gain (loss) on investments .......            (4,765)           (13,956)            14,444             (1,079)
  Change in unrealized gain (loss)
    on investments ..........................            93,814            349,913            407,247            501,715
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            70,946            317,717            387,239            480,485
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           303,239            627,121            736,613            634,073
  Transfers between funds ...................           (49,903)               (22)            (9,463)            (2,862)
  Redemptions (note 3) ......................           (91,253)           (35,776)          (164,164)          (104,759)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,113)              (720)            (4,426)            (3,092)
  Adjustments to maintain reserves ..........               159               (262)               280               (228)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           160,129            590,341            558,840            523,132
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           231,075            908,058            946,079          1,003,617
Contract owners' equity beginning
  of period .................................         1,658,565            750,507          2,052,428          1,048,811
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,889,640          1,658,565          2,998,507          2,052,428
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           186,382            106,392            183,955            126,777
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            42,482             87,522             72,284             69,447
  Units redeemed ............................           (25,029)            (7,532)           (23,669)           (12,269)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           203,835            186,382            232,570            183,955
                                                ===============    ===============    ===============    ===============

                                                             CSGPVen                               CSIntFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (38,404)           (36,003)            (2,170)           (43,997)
  Realized gain (loss) on investments .......            14,148           (329,887)            65,470           (414,687)
  Change in unrealized gain (loss)
    on investments ..........................           628,183          1,734,142          1,068,964          2,783,606
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           603,927          1,368,252          1,132,264          2,324,922
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             4,591             (4,326)             8,785              7,577
  Transfers between funds ...................          (380,323)          (433,771)          (400,347)          (978,695)
  Redemptions (note 3) ......................          (377,890)          (398,971)          (808,223)          (669,844)
  Annuity benefits ..........................                 -                  -                  -             (1,981)
  Annual contract maintenance charges
    (note 2) ................................               (56)               (71)               (68)               (85)
  Contingent deferred sales charges
    (note 2) ................................            (6,546)           (11,302)           (11,761)           (13,099)
  Adjustments to maintain reserves ..........                18             (4,034)            (2,280)            (6,185)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (760,206)          (852,475)        (1,213,894)        (1,662,312)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (156,279)           515,777            (81,630)           662,610
Contract owners' equity beginning
  of period .................................         4,142,199          3,626,422          9,417,708          8,755,098
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,985,920          4,142,199          9,336,078          9,417,708
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           447,652            572,102          1,056,590          1,294,997
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               909                544                904                802
  Units redeemed ............................           (79,010)          (124,994)          (135,761)          (239,209)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           369,551            447,652            921,733          1,056,590
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             CSLCapV                               DryELeadS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (77,136)           (38,451)           (27,125)           (16,332)
  Realized gain (loss) on investments .......           147,337           (440,817)            63,935             11,273
  Change in unrealized gain (loss)
    on investments ..........................         1,415,248          3,421,741             (1,894)           357,676
  Reinvested capital gains ..................                 -                  -            127,178                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,485,449          2,942,473            162,094            352,617
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           195,032            240,886             91,714            624,875
  Transfers between funds ...................          (364,091)          (311,936)            (3,269)           111,095
  Redemptions (note 3) ......................        (1,353,458)        (1,733,593)           (37,800)           (35,253)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................              (240)              (263)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (20,470)           (28,234)              (218)              (178)
  Adjustments to maintain reserves ..........               688             (1,338)               (87)               (83)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,542,539)        (1,834,478)            50,340            700,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (57,090)         1,107,995            212,434          1,053,073
Contract owners' equity beginning
  of period .................................        15,061,157         13,953,162          1,350,550            297,477
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,004,067         15,061,157          1,562,984          1,350,550
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,221,166          1,401,028            122,126             38,847
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           256,528            192,486             19,411             97,998
  Units redeemed ............................          (373,766)          (372,348)           (15,460)           (14,719)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,103,928          1,221,166            126,077            122,126
                                                ===============    ===============    ===============    ===============

                                                             DrySmCaplxS                           DrySRGros
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (337,084)          (158,389)            (7,027)            (4,243)
  Realized gain (loss) on investments .......         3,913,284          2,315,489              2,499                (56)
  Change in unrealized gain (loss)
    on investments ..........................         4,400,053          3,461,617             19,896             54,429
  Reinvested capital gains ..................         1,308,776            204,927                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         9,285,029          5,823,644             15,368             50,130
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,136,102          7,819,888             24,603            195,941
  Transfers between funds ...................        17,386,226         20,799,972             63,601             (1,971)
  Redemptions (note 3) ......................        (5,211,184)        (2,425,236)           (10,801)            (7,695)
  Annuity benefits ..........................           (25,599)           (12,832)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (758)              (241)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (53,032)           (30,060)               (50)              (561)
  Adjustments to maintain reserves ..........            19,951              7,764                (25)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        16,251,706         26,159,255             77,328            185,689
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        25,536,735         31,982,899             92,696            235,819
Contract owners' equity beginning
  of period .................................        41,317,156          9,334,257            333,031             97,212
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        66,853,891         41,317,156            425,727            333,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,945,170          1,223,668             36,008             12,952
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,404,493          7,791,273             10,062             25,658
  Units redeemed ............................        (4,049,346)        (5,069,771)            (1,800)            (2,602)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,300,317          3,945,170             44,270             36,008
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySRGro                              DryStklx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,004,749)        (1,315,993)         6,632,101          3,209,920
  Realized gain (loss) on investments .......       (14,422,415)       (31,002,625)       (37,067,888)       (72,317,275)
  Change in unrealized gain (loss)
    on investments ..........................        21,675,991         60,627,660        122,552,674        289,514,476
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         6,248,827         28,309,042         92,116,887        220,407,121
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,657,083          6,653,308         34,840,305         67,281,477
  Transfers between funds ...................        (3,954,806)        (8,645,842)       (20,204,953)       (19,221,419)
  Redemptions (note 3) ......................       (12,117,329)       (10,793,344)       (95,183,084)       (73,287,661)
  Annuity benefits ..........................           (55,201)           (37,084)          (217,320)          (119,771)
  Annual contract maintenance charges
    (note 2) ................................           (21,025)           (24,135)           (48,926)           (53,233)
  Contingent deferred sales charges
    (note 2) ................................          (256,031)          (256,875)        (1,739,446)        (1,484,455)
  Adjustments to maintain reserves ..........          (182,287)          (186,634)          (118,580)          (131,763)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (10,929,596)       (13,290,606)       (82,672,004)       (27,016,825)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (4,680,769)        15,018,436          9,444,883        193,390,296
Contract owners' equity beginning
  of period .................................       139,750,465        124,732,029      1,059,258,909        865,868,613
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   135,069,696        139,750,465      1,068,703,792      1,059,258,909
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,356,877         15,948,771         92,185,602         95,354,292
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,121,003          3,706,169         13,166,601         30,479,020
  Units redeemed ............................        (3,250,998)        (5,298,063)       (20,249,477)       (33,647,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,226,882         14,356,877         85,102,726         92,185,602
                                                ===============    ===============    ===============    ===============

                                                            DryVIFApp                              DryVIFAppS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           741,201            414,015            (15,071)            (9,170)
  Realized gain (loss) on investments .......        (5,126,611)        (7,950,497)            30,064              4,752
  Change in unrealized gain (loss)
    on investments ..........................        10,330,001         36,817,443             87,050            484,710
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,944,591         29,280,961            102,043            480,292
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,385,880         13,109,647            209,275          1,956,680
  Transfers between funds ...................        (8,328,617)        (2,726,456)           112,652             33,931
  Redemptions (note 3) ......................       (14,565,221)       (12,103,228)          (119,222)           (63,881)
  Annuity benefits ..........................          (116,318)           (81,652)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,314)            (8,313)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (275,422)          (224,127)            (1,441)              (982)
  Adjustments to maintain reserves ..........           817,002             18,711               (155)              (109)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (18,090,010)        (2,015,418)           201,109          1,925,639
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (12,145,419)        27,265,543            303,152          2,405,931
Contract owners' equity beginning
  of period .................................       175,134,928        147,869,385          3,413,604          1,007,673
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       162,989,509        175,134,928          3,716,756          3,413,604
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,368,474         14,518,204            345,131            120,876
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,979,084          5,067,288             37,044            247,553
  Units redeemed ............................        (3,509,294)        (5,217,018)           (16,765)           (23,298)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,838,264         14,368,474            365,410            345,131
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DryVIFDevLD                           DryVIFIntVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (5,723)            (4,617)              (923)               438
  Realized gain (loss) on investments .......             2,101               (510)            13,137             (1,409)
  Change in unrealized gain (loss)
    on investments ..........................            39,881             83,598             50,833             96,295
  Reinvested capital gains ..................                 -                  -              6,104                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            36,259             78,471             69,151             95,324
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            54,095             84,088             41,244            218,798
  Transfers between funds ...................           (10,137)               (33)           (41,953)            (1,120)
  Redemptions (note 3) ......................            (5,755)            (1,986)           (11,203)            (5,634)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (23)               (65)              (358)              (172)
  Adjustments to maintain reserves ..........               209                (76)                16                (11)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            38,389             81,928            (12,254)           211,861
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            74,648            160,399             56,897            307,185
Contract owners' equity beginning
  of period .................................           371,156            210,757            377,382             70,197
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       445,804            371,156            434,279            377,382
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            36,181             27,276             32,213              8,057
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,592              9,105              3,379             25,037
  Units redeemed ............................            (1,403)              (200)            (4,298)              (881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            39,370             36,181             31,294             32,213
                                                ===============    ===============    ===============    ===============

                                                             FedAmLeadS                            FedCapAps
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (4,069)            (4,108)           (17,758)           (13,847)
  Realized gain (loss) on investments .......            11,240              1,097             35,077              4,112
  Change in unrealized gain (loss)
    on investments ..........................            43,015            121,084             44,550            213,489
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,186            118,073             61,869            203,754
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            37,694            363,840             29,495            555,615
  Transfers between funds ...................            23,482             28,615            (60,524)            95,828
  Redemptions (note 3) ......................           (15,875)           (11,600)           (32,735)           (38,086)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (600)               (35)              (602)              (538)
  Adjustments to maintain reserves ..........               (15)               (48)               (50)               (33)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            44,686            380,772            (64,416)           612,786
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            94,872            498,845             (2,547)           816,540
Contract owners' equity beginning
  of period .................................           632,955            134,110          1,260,625            444,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           727,827            632,955          1,258,078          1,260,625
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            62,971             16,666            127,784             54,725
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,508             52,154              8,786             81,191
  Units redeemed ............................            (5,071)            (5,849)           (15,267)            (8,132)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            67,408             62,971            121,303            127,784
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedHiIncS                             FedQualBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       360,770            102,067         11,859,677          9,457,505
  Realized gain (loss) on investments .......           211,847             74,770          1,940,383          7,041,322
  Change in unrealized gain (loss)
    on investments ..........................           (91,245)           555,564         (8,876,907)        (2,612,698)
  Reinvested capital gains ..................                 -                  -          3,671,473                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           481,372            732,401          8,594,626         13,886,129
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           271,593          4,345,259         12,300,100         70,734,000
  Transfers between funds ...................          (649,477)           754,565        (49,319,090)       (30,257,419)
  Redemptions (note 3) ......................          (703,366)          (156,277)       (33,756,198)       (46,620,250)
  Annuity benefits ..........................                 -                  -            (99,655)          (218,968)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (2,981)            (3,019)
  Contingent deferred sales charges
    (note 2) ................................            (2,489)            (3,136)          (527,229)          (671,540)
  Adjustments to maintain reserves ..........                10               (211)           157,761           (170,052)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,083,729)         4,940,200        (71,247,292)        (7,207,248)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (602,357)         5,672,601        (62,652,666)         6,678,881
Contract owners' equity beginning
  of period .................................         6,802,892          1,130,291        425,597,014        418,918,133
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,200,535          6,802,892        362,944,348        425,597,014
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           594,118            118,039         33,400,483         33,983,812
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           123,908            603,072          4,283,278         18,046,765
  Units redeemed ............................          (216,668)          (126,993)        (9,892,247)       (18,630,094)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           501,358            594,118         27,791,514         33,400,483
                                                ===============    ===============    ===============    ===============

                                                             FedQualBds                            FidVIPEIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           272,843             68,980          2,385,188          2,957,135
  Realized gain (loss) on investments .......            21,342             49,972          1,659,770        (40,830,053)
  Change in unrealized gain (loss)
    on investments ..........................          (243,096)            66,593         74,957,662        216,526,362
  Reinvested capital gains ..................           111,654                  -          3,165,949                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           162,743            185,545         82,168,569        178,653,444
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           393,248         10,048,778         28,214,623         64,854,038
  Transfers between funds ...................          (981,821)        (1,270,391)        23,367,078         48,190,726
  Redemptions (note 3) ......................          (751,417)          (504,510)       (73,051,498)       (55,923,331)
  Annuity benefits ..........................                 -                  -           (258,035)          (135,363)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (10,845)           (10,528)
  Contingent deferred sales charges
    (note 2) ................................            (8,379)            (4,877)        (1,258,448)          (958,714)
  Adjustments to maintain reserves ..........              (121)              (618)          (677,502)            (8,175)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,348,490)         8,268,382        (23,674,627)        56,008,653
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,185,747)         8,453,927         58,493,942        234,662,097
Contract owners' equity beginning
  of period .................................        12,646,527          4,192,600        836,579,731        601,917,634
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        11,460,780         12,646,527        895,073,673        836,579,731
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,158,034            393,660         64,919,984         60,212,580
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            83,334          1,025,655         10,873,410         27,071,472
  Units redeemed ............................          (207,005)          (261,281)       (12,682,821)       (22,364,068)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,034,363          1,158,034         63,110,573         64,919,984
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPEI2                             FidVIPGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (65,215)           (96,560)        (6,539,192)        (5,853,614)
  Realized gain (loss) on investments .......           384,939             22,557        (73,705,202)      (137,589,464)
  Change in unrealized gain (loss)
    on investments ..........................         1,051,925          3,129,669         89,715,070        305,059,557
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,429,229          3,055,666          9,470,676        161,616,479
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           611,034          8,370,813         19,375,929         36,005,367
  Transfers between funds ...................           204,525            437,918        (39,388,199)        (1,208,425)
  Redemptions (note 3) ......................          (649,027)          (328,496)       (58,181,743)       (45,629,834)
  Annuity benefits ..........................                 -                  -           (107,118)          (131,451)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (25,605)           (28,506)
  Contingent deferred sales charges
    (note 2) ................................            (9,765)            (2,048)        (1,199,407)        (1,026,702)
  Adjustments to maintain reserves ..........                54               (299)           165,408           (202,616)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           156,821          8,477,888        (79,360,735)       (12,222,167)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,586,050         11,533,554        (69,890,059)       149,394,312
Contract owners' equity beginning
  of period .................................        15,156,305          3,622,751        684,233,425        534,839,113
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    16,742,355         15,156,305        614,343,366        684,233,425
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,453,838            443,769         58,941,283         60,318,635
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           191,478          1,106,984          7,186,329         22,837,358
  Units redeemed ............................          (174,813)           (96,915)       (14,156,664)       (24,214,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,470,503          1,453,838         51,970,948         58,941,283
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGr2                             FidVIPHIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (101,296)           (73,170)        20,156,403         11,852,743
  Realized gain (loss) on investments .......           141,455             20,004         16,056,216         22,384,181
  Change in unrealized gain (loss)
    on investments ..........................            32,193          1,241,220        (15,460,002)        24,568,742
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            72,352          1,188,054         20,752,617         58,805,666
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           317,918          3,313,085          7,739,145         26,110,907
  Transfers between funds ...................            11,155             96,499        (45,098,634)        70,065,598
  Redemptions (note 3) ......................          (285,524)          (120,097)       (28,893,459)       (26,465,680)
  Annuity benefits ..........................                 -                  -            (33,698)           (29,096)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,297)            (3,442)
  Contingent deferred sales charges
    (note 2) ................................            (4,244)              (526)          (387,277)          (376,102)
  Adjustments to maintain reserves ..........               (51)              (158)            52,925             42,675
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,254          3,288,803        (66,624,295)        69,344,860
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           111,606          4,476,857        (45,871,678)       128,150,526
Contract owners' equity beginning
  of period .................................         5,981,099          1,504,242        324,110,785        195,960,259
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,092,705          5,981,099        278,239,107        324,110,785
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           619,256            202,676         35,327,848         26,938,971
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            77,964            456,810         22,592,550         58,315,696
  Units redeemed ............................           (74,304)           (40,230)       (29,852,561)       (49,926,819)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           622,916            619,256         28,067,837         35,327,848
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPOvS                             FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           664           (176,474)           (65,245)           (64,500)
  Realized gain (loss) on investments .......         1,314,469         (3,076,782)           221,844             54,812
  Change in unrealized gain (loss)
    on investments ..........................         6,130,247         23,651,221            694,824          2,035,086
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,445,380         20,397,965            851,423          2,025,398
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           198,329            537,425            372,280          3,554,446
  Transfers between funds ...................        (3,824,188)        (7,727,998)           649,000              4,793
  Redemptions (note 3) ......................        (5,918,879)        (4,302,100)          (344,476)          (152,954)
  Annuity benefits ..........................           (20,179)           (10,721)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (1,045)            (1,103)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (135,866)           (92,362)            (6,591)              (563)
  Adjustments to maintain reserves ..........            29,692            (83,871)               405               (187)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,672,136)       (11,680,730)           670,618          3,405,535
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,226,756)         8,717,235          1,522,041          5,430,933
Contract owners' equity beginning
  of period .................................        68,581,584         59,864,349          6,988,652          1,557,719
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    66,354,828         68,581,584          8,510,693          6,988,652
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         6,173,912          7,674,047            646,592            202,377
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,078             43,998            134,371            513,879
  Units redeemed ............................          (903,899)        (1,544,133)           (72,701)           (69,664)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,309,091          6,173,912            708,262            646,592
                                                ===============    ===============    ===============    ===============

                                                             FidVIPOvSR                            FidVIPConS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (177,165)          (195,934)        (6,434,775)        (4,507,583)
  Realized gain (loss) on investments .......           907,345           (302,818)        (8,454,909)       (23,220,747)
  Change in unrealized gain (loss)
    on investments ..........................         7,894,149         14,003,683        107,479,707        162,538,409
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,624,329         13,504,931         92,590,023        134,810,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,104,185          7,214,455         24,564,304         49,277,631
  Transfers between funds ...................        20,442,176         19,016,865         54,710,889         10,604,840
  Redemptions (note 3) ......................        (5,396,077)        (1,809,731)       (57,631,258)       (41,625,713)
  Annuity benefits ..........................            (4,753)              (131)          (254,939)          (198,300)
  Annual contract maintenance charges
    (note 2) ................................              (628)              (340)           (23,138)           (24,206)
  Contingent deferred sales charges
    (note 2) ................................           (92,312)           (27,411)        (1,066,934)          (870,693)
  Adjustments to maintain reserves ..........            31,742            108,398          1,155,991             (7,151)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        20,084,333         24,502,105         21,454,915         17,156,408
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,708,662         38,007,036        114,044,938        151,966,487
Contract owners' equity beginning
  of period .................................        55,925,673         17,918,637        656,129,896        504,163,409
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        84,634,335         55,925,673        770,174,834        656,129,896
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,106,033          2,316,895         46,557,635         45,313,610
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,586,241          3,791,072         10,828,104         14,260,004
  Units redeemed ............................        (1,829,504)        (1,001,934)        (9,436,648)       (13,015,979)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         6,862,770          5,106,033         47,949,091         46,557,635
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPCon2                            FidVIPIGBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (223,535)          (140,236)           355,270            (34,382)
  Realized gain (loss) on investments .......           217,629             31,589           (292,649)             5,836
  Change in unrealized gain (loss)
    on investments ..........................         1,739,696          2,412,240            154,950            149,709
  Reinvested capital gains ..................                 -                  -            440,690                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,733,790          2,303,593            658,261            121,163
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           589,993          7,027,821          2,295,923          2,071,887
  Transfers between funds ...................           743,062            604,330         18,701,251          9,379,418
  Redemptions (note 3) ......................          (447,831)          (184,112)        (1,846,372)          (293,119)
  Annuity benefits ..........................                 -                  -            (10,022)            (1,314)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (219)                (6)
  Contingent deferred sales charges
    (note 2) ................................            (4,689)            (1,778)           (25,864)            (1,022)
  Adjustments to maintain reserves ..........                56               (264)            13,919                469
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           880,591          7,445,997         19,128,616         11,156,313
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         2,614,381          9,749,590         19,786,877         11,277,476
Contract owners' equity beginning
  of period .................................        12,657,188          2,907,598         11,277,476                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,271,569         12,657,188         31,064,353         11,277,476
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,168,158            337,942          1,077,164                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           177,664            897,404          3,110,124          1,507,694
  Units redeemed ............................           (99,203)           (67,188)        (1,296,093)          (430,530)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,246,619          1,168,158          2,891,195          1,077,164
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGrOpS                           FidVIPMCap2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (540,389)          (389,580)          (163,129)           (81,089)
  Realized gain (loss) on investments .......        (7,399,065)       (14,286,860)           205,528             10,676
  Change in unrealized gain (loss)
    on investments ..........................        12,765,695         36,481,667          1,850,811          1,878,669
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         4,826,241         21,805,227          1,893,210          1,808,256
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,001,729          2,356,973            746,035          3,529,924
  Transfers between funds ...................        (4,484,481)        (6,408,512)           775,785            594,687
  Redemptions (note 3) ......................        (9,990,025)        (8,538,150)          (395,996)          (118,471)
  Annuity benefits ..........................           (15,657)           (18,518)            (1,591)                 -
  Annual contract maintenance charges
    (note 2) ................................            (2,026)            (2,326)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (192,162)          (174,358)            (4,035)            (1,623)
  Adjustments to maintain reserves ..........             7,543            (10,477)             6,115               (190)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (12,675,079)       (12,795,368)         1,126,313          4,004,327
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,848,838)         9,009,859          3,019,523          5,812,583
Contract owners' equity beginning
  of period .................................        96,048,626         87,038,767          7,623,045          1,810,462
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,199,788         96,048,626         10,642,568          7,623,045
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,741,094         12,480,171            656,982            211,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           510,985          1,335,597            153,919            482,447
  Units redeemed ............................        (1,928,845)        (3,074,674)           (69,414)           (37,317)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,323,234         10,741,094            741,487            656,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPValS                            FidVIPValS2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (738,986)          (279,775)           (46,764)           (24,057)
  Realized gain (loss) on investments .......         1,028,554          6,752,263            142,209            176,805
  Change in unrealized gain (loss)
    on investments ..........................         2,895,101          1,985,566            182,372            458,030
  Reinvested capital gains ..................           157,629            293,422              6,448             10,081
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,342,298          8,751,476            284,265            620,859
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,094,308          4,996,329            222,906            811,914
  Transfers between funds ...................         8,980,971         30,004,669            395,083            253,649
  Redemptions (note 3) ......................        (5,140,335)        (1,891,915)           (77,921)           (33,735)
  Annuity benefits ..........................           (18,236)            (8,806)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (534)               (98)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (88,695)           (28,192)              (494)              (375)
  Adjustments to maintain reserves ..........            24,467            (24,605)                65                (81)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,851,946         33,047,382            539,639          1,031,372
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,194,244         41,798,858            823,904          1,652,231
Contract owners' equity beginning
  of period .................................        48,502,026          6,703,168          2,099,853            447,622
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,696,270         48,502,026          2,923,757          2,099,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,151,781            897,365            182,049             59,983
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,505,734         14,039,508             77,813            178,722
  Units redeemed ............................        (7,117,363)       (10,785,092)           (32,977)           (56,656)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,540,152          4,151,781            226,885            182,049
                                                ===============    ===============    ===============    ===============

                                                             FHCapAp                               FHCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (7,191)            (4,838)            (7,916)           (13,413)
  Realized gain (loss) on investments .......            10,088             (1,226)             2,833            (28,858)
  Change in unrealized gain (loss)
    on investments ..........................            46,582            311,278             98,119            480,815
  Reinvested capital gains ..................            72,454                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           121,933            305,214             93,036            438,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            68,891            127,146            121,927            477,443
  Transfers between funds ...................              (255)            74,214           (116,899)            87,598
  Redemptions (note 3) ......................           (42,066)           (17,698)          (106,325)          (134,190)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (496)              (121)            (1,638)            (3,784)
  Adjustments to maintain reserves ..........               (16)               (95)               (51)             1,701
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            26,058            183,446           (102,986)           428,768
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           147,991            488,660             (9,950)           867,312
Contract owners' equity beginning
  of period .................................         1,123,966            635,306          2,291,178          1,423,866
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,271,957          1,123,966          2,281,228          2,291,178
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            89,589             71,602            241,003            190,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,680             20,443             15,015             93,260
  Units redeemed ............................            (4,564)            (2,456)           (26,132)           (42,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            91,705             89,589            229,886            241,003
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          FrVIPRisDiv2                          FrVIPSmCapV2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,392)                 -               (569)                 -
  Realized gain (loss) on investments .......                58                  -                736                  -
  Change in unrealized gain (loss)
    on investments ..........................            29,810                  -             16,974                  -
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            29,313                  -             17,141                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           428,541                  -            158,291                  -
  Transfers between funds ...................            40,478                  -             64,152                  -
  Redemptions (note 3) ......................            (4,290)                 -               (671)                 -
  Annuity benefits ..........................           (14,249)                 -             (5,840)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........               103                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           450,583                  -            215,929                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ........          479,896                  -            233,070                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ........  $       479,896                  -            233,070                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            44,349                  -             18,367                  -
  Units redeemed ............................            (1,625)                 -               (508)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            42,724                  -             17,859                  -
                                                ===============    ===============    ===============    ===============

                                                          FrVIPForSec2                          FrVIPForSec3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                89                  -                (53)                 -
  Realized gain (loss) on investments .......                41                  -                221                  -
  Change in unrealized gain (loss)
    on investments ..........................            13,202                  -              2,263                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            13,332                  -              2,431                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           102,522                  -             39,619                  -
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions (note 3) ......................              (757)                 -             (1,061)                 -
  Annuity benefits ..........................           (10,813)                 -               (146)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                93                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            91,045                  -            38,409                   -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           104,377                  -             40,840                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,377                  -             40,840                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,190                  -              3,696                  -
  Units redeemed ............................              (846)                 -               (106)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,344                  -              3,590                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITCVal                              GVITIntVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       132,644             59,023                 12                  -
  Realized gain (loss) on investments .......         1,256,200         (3,489,008)                 3                  -
  Change in unrealized gain (loss)
    on investments ..........................        10,555,909         14,454,074                582                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,944,753         11,024,089                597                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,781,813          5,147,961              3,917                  -
  Transfers between funds ...................        35,009,986          8,018,068                  -                  -
  Redemptions (note 3) ......................        (6,327,542)        (3,160,411)                 -                  -
  Annuity benefits ..........................           (30,698)           (11,511)              (171)                 -
  Annual contract maintenance charges
    (note 2) ................................            (1,279)              (828)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (112,208)           (47,211)                 -                  -
  Adjustments to maintain reserves ..........            18,796             (7,321)                (2)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        32,338,868          9,938,747              3,744                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        44,283,621         20,962,836              4,341                  -
Contract owners' equity beginning
  of period .................................        54,245,076         33,282,240                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    98,528,697         54,245,076              4,341                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,371,018          4,287,245                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,532,752          2,945,787                350                  -
  Units redeemed ............................        (1,529,921)        (1,862,014)               (14)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         8,373,849          5,371,018                336                  -
                                                ===============    ===============    ===============    ===============

                                                           GVITIntVal3                          GVITDMidCapl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           166,818            (24,580)        (1,911,225)        (1,538,275)
  Realized gain (loss) on investments .......           280,133            886,538          4,080,015         (7,053,738)
  Change in unrealized gain (loss)
    on investments ..........................         3,493,675            475,421         28,670,704         68,228,073
  Reinvested capital gains ..................                 -                  -          7,307,584              1,510
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,940,626          1,337,379         38,147,078         59,637,570
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,644,153            341,824         11,875,890         24,079,746
  Transfers between funds ...................        24,650,487          4,671,715         18,994,566         11,446,453
  Redemptions (note 3) ......................        (1,334,536)           (66,034)       (21,782,567)       (16,068,806)
  Annuity benefits ..........................                 -                  -            (76,342)           (66,880)
  Annual contract maintenance charges
    (note 2) ................................              (104)                 -             (4,512)            (3,998)
  Contingent deferred sales charges
    (note 2) ................................           (18,083)            (1,251)          (368,045)          (276,642)
  Adjustments to maintain reserves ..........           (84,093)             1,622             96,017             44,911
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        24,857,824          4,947,876          8,735,007         19,154,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,798,450          6,285,255         46,882,085         78,792,354
Contract owners' equity beginning
  of period .................................         6,285,255                  -        263,032,318        184,239,964
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        35,083,705          6,285,255        309,914,403        263,032,318
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           458,485                  -         15,398,869         14,362,198
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,195,435          5,645,277          4,387,640          8,932,238
  Units redeemed ............................          (515,679)        (5,186,792)        (3,925,569)        (7,895,567)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,138,241            458,485         15,860,940         15,398,869
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITEmMrkts                           GVITEmMrkts3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (12,047)           (20,148)           (82,269)          (123,163)
  Realized gain (loss) on investments .......           309,349           (182,123)         6,187,128          1,425,871
  Change in unrealized gain (loss)
    on investments ..........................            14,755          2,015,695         (5,144,179)         8,314,911
  Reinvested capital gains ..................           302,339                  -          3,589,995                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           614,396          1,813,424          4,550,675          9,617,619
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,458             26,082          2,639,637          2,586,000
  Transfers between funds ...................        (1,208,395)          (531,852)         7,564,349         14,341,938
  Redemptions (note 3) ......................          (197,204)          (274,119)        (4,131,891)        (1,501,704)
  Annuity benefits ..........................            (6,895)            (8,490)              (588)                 -
  Annual contract maintenance charges
    (note 2) ................................              (186)              (153)              (504)              (143)
  Contingent deferred sales charges
    (note 2) ................................            (2,426)            (6,425)           (62,491)           (37,171)
  Adjustments to maintain reserves ..........            11,633                128             25,100              3,143
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,353,015)          (794,829)         6,033,612         15,392,063
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (738,619)         1,018,595         10,584,287         25,009,682
Contract owners' equity beginning
  of period .................................         4,486,203          3,467,608         34,902,010          9,892,328
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,747,584          4,486,203         45,486,297         34,902,010
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           406,653            515,037          2,849,141          1,318,331
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            24,677             16,383          3,233,682          2,669,042
  Units redeemed ............................          (147,211)          (124,767)        (2,976,576)        (1,138,232)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           284,119            406,653          3,106,247          2,849,141
                                                ===============    ===============    ===============    ===============

                                                             GVITEmMrkts6                          GVITFHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               359                  -         12,241,159         11,281,596
  Realized gain (loss) on investments .......               195                  -          9,570,747          2,031,017
  Change in unrealized gain (loss)
    on investments ..........................            10,878                  -         (5,297,847)        19,103,214
  Reinvested capital gains ..................            11,318                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            22,750                  -         16,514,059         32,415,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            15,809                  -          6,619,153         19,713,725
  Transfers between funds ...................           118,135                  -          7,690,137         30,693,333
  Redemptions (note 3) ......................              (998)                 -        (17,628,815)       (16,550,572)
  Annuity benefits ..........................                 -                  -            (36,443)           (23,924)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,434)            (1,278)
  Contingent deferred sales charges
    (note 2) ................................                (1)                 -           (287,592)          (236,002)
  Adjustments to maintain reserves ..........                14                  -             54,570            (28,454)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           132,959                  -         (3,590,424)        33,566,828
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           155,709                  -         12,923,635         65,982,655
Contract owners' equity beginning
  of period .................................                 -                  -        204,038,119        138,055,464
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           155,709                  -        216,961,754        204,038,119
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         16,524,655         13,477,703
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            13,383                  -          9,445,595         21,012,937
  Units redeemed ............................               (89)                 -         (9,814,369)       (17,965,985)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            13,294                  -         16,155,881         16,524,655
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGlFin1                            GVITGlFin3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $            40               (182)            23,948            (19,708)
  Realized gain (loss) on investments .......             4,708              4,008            699,025            130,809
  Change in unrealized gain (loss)
    on investments ..........................              (332)             1,626            (74,111)           522,299
  Reinvested capital gains ..................             2,562              3,062            538,454            517,212
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             6,978              8,514          1,187,316          1,150,612
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            14,243             15,896            334,997            763,758
  Transfers between funds ...................                 -                  -          3,067,052          1,497,125
  Redemptions (note 3) ......................            (1,015)            (8,748)          (979,769)          (296,640)
  Annuity benefits ..........................            (8,325)            (6,072)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (76)               (12)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (22,491)            (9,699)
  Adjustments to maintain reserves ..........               234                  7              1,971               (298)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,137              1,083          2,401,684          1,954,234
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            12,115              9,597          3,589,000          3,104,846
Contract owners' equity beginning
  of period .................................            32,234             22,637          5,474,639          2,369,793
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        44,349             32,234          9,063,639          5,474,639
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             2,686              2,635            444,314            268,594
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               568                677            788,311            536,986
  Units redeemed ............................              (161)              (626)          (617,980)          (361,266)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             3,093              2,686            614,645            444,314
                                                ===============    ===============    ===============    ===============

                                                            GVITGlHlth                          GVITGlHlth3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (1,173)              (252)          (332,470)          (202,814)
  Realized gain (loss) on investments .......             1,027                388            663,266          1,463,718
  Change in unrealized gain (loss)
    on investments ..........................             4,755             (2,408)           598,683            663,347
  Reinvested capital gains ..................               437              7,076            113,065          2,172,271
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,046              4,804          1,042,544          4,096,522
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            34,616            112,401          1,433,932          3,510,554
  Transfers between funds ...................            (2,698)                 -          9,785,372          5,472,303
  Redemptions (note 3) ......................            (2,324)           (55,623)        (2,637,147)        (1,255,058)
  Annuity benefits ..........................            (4,005)            (1,576)               (72)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (239)               (80)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (57,348)           (28,680)
  Adjustments to maintain reserves ..........             9,701              4,343              6,536              5,602
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            35,290             59,545          8,531,034          7,704,641
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            40,336             64,349          9,573,578         11,801,163
Contract owners' equity beginning
  of period .................................            64,349                  -         19,957,282          8,156,119
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,685             64,349         29,530,860         19,957,282
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               580                  -          1,751,103            966,515
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            10,045              5,950          2,278,515          2,373,199
  Units redeemed ............................            (1,821)            (5,370)        (1,596,515)        (1,588,611)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,804                580          2,433,103          1,751,103
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGITech                            GVITGITech3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (41,555)           (41,758)          (260,368)          (151,185)
  Realized gain (loss) on investments .......          (142,634)          (455,331)         1,212,659            655,526
  Change in unrealized gain (loss)
    on investments ..........................           251,984          1,931,708         (2,487,881)         3,054,545
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            67,795          1,434,619         (1,535,590)         3,558,886
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            43,174             14,773            953,984          1,875,058
  Transfers between funds ...................          (470,690)          (432,626)        (6,187,479)        15,284,220
  Redemptions (note 3) ......................          (249,605)          (250,767)        (1,981,789)          (717,055)
  Annuity benefits ..........................            (2,714)              (884)              (205)                 -
  Annual contract maintenance charges
    (note 2) ................................              (292)              (312)              (327)              (173)
  Contingent deferred sales charges
    (note 2) ................................            (6,734)            (9,468)           (47,927)           (13,328)
  Adjustments to maintain reserves ..........               430               (891)            29,924              8,441
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (686,431)          (680,175)        (7,233,819)        16,437,163
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (618,636)           754,444         (8,769,409)        19,996,049
Contract owners' equity beginning
  of period .................................         3,857,204          3,102,760         23,644,482          3,648,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,238,568          3,857,204         14,875,073         23,644,482
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,232,090          1,513,650          2,165,513            511,430
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            26,033             65,277          1,004,343          2,593,769
  Units redeemed ............................          (260,292)          (346,837)        (1,848,623)          (939,686)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           997,831          1,232,090          1,321,233          2,165,513
                                                ===============    ===============    ===============    ===============

                                                           GVITGIUtl1                            GVITGIUtl3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                54               (314)            44,355            (10,268)
  Realized gain (loss) on investments .......             9,832              3,669            443,015             21,054
  Change in unrealized gain (loss)
    on investments ..........................             3,477              6,261          1,877,480            381,561
  Reinvested capital gains ..................             3,231                  -            820,589                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            16,594              9,616          3,185,439            392,347
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                (1)            18,987            399,115            412,418
  Transfers between funds ...................            11,362                  -         14,719,238          1,485,667
  Redemptions (note 3) ......................            (4,895)           (11,467)        (1,529,293)          (131,309)
  Annuity benefits ..........................            (1,307)              (572)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (55)               (26)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (13,801)            (3,073)
  Adjustments to maintain reserves ..........               796                  7              2,523             15,047
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,955              6,955         13,577,727          1,778,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            22,549             16,571         16,763,166          2,171,071
Contract owners' equity beginning
  of period .................................            54,526             37,955          2,946,757            775,686
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            77,075             54,526         19,709,923          2,946,757
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             5,169              4,408            303,185             97,862
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               709              1,128          1,674,415            379,733
  Units redeemed ............................              (185)              (367)          (401,172)          (174,410)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             5,693              5,169          1,576,428            303,185
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITGvtBd                             GVITGvtBd2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    30,429,642         18,903,344            643,894            252,827
  Realized gain (loss) on investments .......          (723,319)        14,834,041           (212,731)           (76,136)
  Change in unrealized gain (loss)
    on investments ..........................       (30,035,683)       (27,948,772)          (618,705)          (306,298)
  Reinvested capital gains ..................        14,599,981          1,365,121            385,879             26,042
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,270,621          7,153,734            198,337           (103,565)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        21,014,695        104,589,456            601,007         17,330,638
  Transfers between funds ...................      (104,550,935)      (209,210,831)        (2,801,864)        (4,421,736)
  Redemptions (note 3) ......................       (81,464,065)      (109,981,926)        (1,346,191)        (1,891,978)
  Annuity benefits ..........................          (209,373)          (381,274)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (10,132)           (12,446)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................        (1,209,234)        (1,784,293)           (13,269)           (39,881)
  Adjustments to maintain reserves ..........            76,300           (110,802)               (32)            (1,117)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............      (166,352,744)      (216,892,116)        (3,560,349)        10,975,926
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......      (152,082,123)      (209,738,382)        (3,362,012)        10,872,361
Contract owners' equity beginning
  of period .................................       804,239,397      1,013,977,779         20,998,616         10,126,255
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   652,157,274        804,239,397         17,636,604         20,998,616
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        61,425,031         77,981,271          1,961,425            945,128
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,199,619         27,396,262            108,515          1,776,083
  Units redeemed ............................       (19,829,032)       (43,952,502)          (441,005)          (759,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        48,795,618         61,425,031          1,628,935          1,961,425
                                                ===============    ===============    ===============    ===============

                                                             GVITGrowth                           GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (687,623)          (918,411)           165,330             18,990
  Realized gain (loss) on investments .......        (2,856,885)       (24,435,820)         4,358,635          1,427,949
  Change in unrealized gain (loss)
    on investments ..........................         9,359,622         49,323,053            662,003          6,533,904
  Reinvested capital gains ..................                 -                  -          1,361,989            499,696
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,815,114         23,968,822          6,547,957          8,480,539
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,863,333          3,469,490          7,159,783         19,038,503
  Transfers between funds ...................        (6,350,932)        (2,551,615)        13,190,154          6,653,038
  Redemptions (note 3) ......................        (9,878,593)        (7,995,182)        (4,493,548)        (2,041,857)
  Annuity benefits ..........................           (21,544)           (22,007)           (60,645)           (21,951)
  Annual contract maintenance charges
    (note 2) ................................            (7,775)            (8,403)            (1,838)              (926)
  Contingent deferred sales charges
    (note 2) ................................          (195,725)          (184,899)           (76,106)           (25,624)
  Adjustments to maintain reserves ..........             8,047            (10,127)            19,301             (1,284)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (13,583,189)        (7,302,743)        15,737,101         23,599,899
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,768,075)        16,666,079         22,285,058         32,080,438
Contract owners' equity beginning
  of period .................................        96,437,370         79,771,291         44,813,400         12,732,962
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,669,295         96,437,370         67,098,458         44,813,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,947,044         16,188,470          4,049,277          1,544,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           937,534          6,640,046          3,972,928          4,587,807
  Units redeemed ............................        (3,036,785)        (7,881,472)        (2,592,817)        (2,083,042)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,847,793         14,947,044          5,429,388          4,049,277
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDCon                             GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $     1,112,125          1,152,057          2,602,074          1,268,850
  Realized gain (loss) on investments .......         1,713,591            254,095            922,739           (639,597)
  Change in unrealized gain (loss)
    on investments ..........................          (367,739)         4,799,618         24,203,003         39,411,597
  Reinvested capital gains ..................         1,103,556            421,643          2,049,052            121,231
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,561,533          6,627,413         29,776,868         40,162,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,480,442         44,072,722         39,381,882        102,210,056
  Transfers between funds ...................         2,014,461         12,124,543         63,626,504         68,595,491
  Redemptions (note 3) ......................       (15,298,474)       (13,356,444)       (27,318,841)       (16,808,886)
  Annuity benefits ..........................          (142,648)          (165,051)          (376,987)           (55,157)
  Annual contract maintenance charges
    (note 2) ................................            (1,311)              (728)            (5,628)            (2,580)
  Contingent deferred sales charges
    (note 2) ................................          (445,238)          (243,827)          (513,282)          (173,962)
  Adjustments to maintain reserves ..........            50,539           (502,578)           123,734            106,057
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,342,229)        41,928,637         74,917,382        153,871,019
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,780,696)        48,556,050        104,694,250        194,033,100
Contract owners' equity beginning
  of period .................................       112,022,363         63,466,313        314,884,132        120,851,032
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   110,241,667        112,022,363        419,578,382        314,884,132
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,506,818          6,278,984         28,925,404         13,348,727
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,050,388         10,173,947         12,791,365         21,580,075
  Units redeemed ............................        (4,551,518)        (5,946,113)        (6,268,024)        (6,003,398)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,005,688         10,506,818         35,448,745         28,925,404
                                                ===============    ===============    ===============    ===============

                                                           GVITIDModAgg                          GVITIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           864,418            154,267          1,526,152          1,076,470
  Realized gain (loss) on investments .......         1,950,606           (651,164)         1,376,898           (133,485)
  Change in unrealized gain (loss)
    on investments ..........................        14,023,854         24,330,093          5,686,325         13,774,622
  Reinvested capital gains ..................         2,757,866                  -          1,174,724            250,496
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,596,744         23,833,196          9,764,099         14,968,103
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        23,052,929         55,130,883         14,422,163         57,421,610
  Transfers between funds ...................        41,057,087         27,364,355         15,056,868         24,398,817
  Redemptions (note 3) ......................       (12,430,698)        (6,452,346)       (14,287,673)       (11,003,076)
  Annuity benefits ..........................          (136,164)           (71,215)           (93,097)           (32,071)
  Annual contract maintenance charges
    (note 2) ................................            (5,279)            (2,343)            (1,953)            (1,056)
  Contingent deferred sales charges
    (note 2) ................................          (230,530)           (96,117)          (256,366)          (111,102)
  Adjustments to maintain reserves ..........             9,648           (105,603)            24,772            699,121
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        51,316,993         75,767,614         14,864,714         71,372,243
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        70,913,737         99,600,810         24,628,813         86,340,346
Contract owners' equity beginning
  of period .................................       149,067,065         49,466,255        156,013,061         69,672,715
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       219,980,802        149,067,065        180,641,874        156,013,061
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,776,564          5,730,817         14,393,258          7,262,378
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,230,408         11,118,223          4,827,758         10,881,920
  Units redeemed ............................        (3,699,486)        (3,072,476)        (3,534,942)        (3,751,040)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        18,307,486         13,776,564         15,686,074         14,393,258
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIntGro                            GVITIntGro3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,560)           (13,025)            (7,722)           (34,451)
  Realized gain (loss) on investments .......            15,917            (80,656)           376,574            133,792
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,944            406,911            873,110
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           132,518            313,263            775,763            972,451
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             1,554             11,974            411,067            474,845
  Transfers between funds ...................          (140,692)          (132,237)         2,339,828          1,723,097
  Redemptions (note 3) ......................           (72,793)           (55,705)          (299,541)          (108,868)
  Annuity benefits ..........................            (2,556)            (5,539)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................               (64)               (62)               (72)               (46)
  Contingent deferred sales charges
    (note 2) ................................            (1,122)            (1,635)            (5,871)            (2,206)
  Adjustments to maintain reserves ..........               504            (54,134)             1,840               (224)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (215,169)          (237,338)         2,447,251          2,086,598
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (82,651)            75,925          3,223,014          3,059,049
Contract owners' equity beginning
  of period .................................         1,245,284          1,169,359          4,580,456          1,521,407
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,162,633          1,245,284          7,803,470          4,580,456
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           187,653            227,163            441,368            195,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,119                395            413,234            365,306
  Units redeemed ............................           (36,016)           (39,905)          (189,101)          (119,790)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           158,756            187,653            665,501            441,368
                                                ===============    ===============    ===============    ===============

                                                            GVITIntVal6                           GVITJPBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (599)                 -          1,184,110            810,971
  Realized gain (loss) on investments .......             1,272                  -         (2,684,232)        (2,305,720)
  Change in unrealized gain (loss)
    on investments ..........................            49,459                  -         12,346,423         23,721,662
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,132                  -         10,846,301         22,226,913
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           177,060                  -          5,361,041         12,416,387
  Transfers between funds ...................           353,906                  -             21,238          9,518,068
  Redemptions (note 3) ......................            (4,163)                 -        (14,972,126)       (12,927,805)
  Annuity benefits ..........................            (3,099)                 -            (30,794)           (23,579)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,775)            (1,956)
  Contingent deferred sales charges
    (note 2) ................................               (49)                 -           (246,794)          (242,528)
  Adjustments to maintain reserves ..........                99                  -             26,468             16,539
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           523,754                  -         (9,842,742)         8,755,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           573,886                  -          1,003,559         30,982,039
Contract owners' equity beginning
  of period .................................                 -                  -        157,664,036        126,681,997
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           573,886                  -        158,667,595        157,664,036
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         15,489,907         14,568,854
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            29,121                  -          2,222,234          3,946,749
  Units redeemed ............................              (322)                 -         (3,182,453)        (3,025,696)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            28,799                  -         14,529,688         15,489,907
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITSMdCpGr                            GVITMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,125,786)          (994,278)        (2,942,981)        (5,458,340)
  Realized gain (loss) on investments .......         4,745,583         (7,045,441)                 -                  -
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015         33,794,357                  -                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,935,812         25,754,638         (2,942,981)        (5,458,340)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,554,790          6,842,183         70,577,724        198,004,954
  Transfers between funds ...................        (8,456,586)         8,645,331        (45,376,194)      (225,045,550)
  Redemptions (note 3) ......................        (6,853,047)        (6,907,931)      (176,705,391)      (390,885,218)
  Annuity benefits ..........................            (8,964)            (4,331)          (446,522)          (289,885)
  Annual contract maintenance charges
    (note 2) ................................            (4,076)            (4,310)            (7,935)            (9,858)
  Contingent deferred sales charges
    (note 2) ................................          (148,448)          (150,205)        (2,888,827)        (4,427,228)
  Adjustments to maintain reserves ..........             4,507            (48,906)           (47,028)          (251,494)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,911,824)         8,371,831       (154,894,173)      (422,904,279)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            23,988         34,126,469       (157,837,154)      (428,362,619)
Contract owners' equity beginning
  of period .................................        97,010,699         62,884,230        693,971,283      1,122,333,902
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    97,034,687         97,010,699        536,134,129        693,971,283
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,921,111          8,014,482         61,044,850         98,379,110
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,564,605         12,755,438         81,586,088        315,059,467
  Units redeemed ............................        (2,655,713)       (11,848,809)       (95,375,370)      (352,393,727)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,830,003          8,921,111         47,255,568         61,044,850
                                                ===============    ===============    ===============    ===============

                                                            GVITNWFund                            GVITNWFund2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           724,341         (2,176,740)           (20,954)           (26,501)
  Realized gain (loss) on investments .......       (50,823,057)       (51,046,654)            67,372             14,269
  Change in unrealized gain (loss)
    on investments ..........................        84,255,029        147,784,824            126,511            450,162
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        34,156,313         94,561,430            172,929            437,930
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,881,218         17,577,258             52,326          1,424,828
  Transfers between funds ...................       (21,296,475)       (10,001,644)           (17,628)           (80,775)
  Redemptions (note 3) ......................       (40,093,874)       (34,837,718)          (185,536)          (101,088)
  Annuity benefits ..........................          (118,362)           (97,604)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (19,230)           (21,097)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (722,891)          (672,237)            (5,833)            (2,118)
  Adjustments to maintain reserves ..........            59,839             29,072               (139)              (123)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (53,309,775)       (28,023,970)          (156,810)         1,240,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (19,153,462)        66,537,460             16,119          1,678,654
Contract owners' equity beginning
  of period .................................       448,291,057        381,753,597          2,445,831            767,177
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       429,137,595        448,291,057          2,461,950          2,445,831
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        40,667,472         43,675,677            243,662             95,189
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,489,367          4,469,689             10,410            175,561
  Units redeemed ............................        (6,303,826)        (7,477,894)           (25,705)           (27,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        35,853,013         40,667,472            228,367            243,662
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GVITLead                              GVITLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           (30)               (32)           (48,450)           (60,744)
  Realized gain (loss) on investments .......               893                (90)           458,719             28,756
  Change in unrealized gain (loss)
    on investments ..........................              (366)               845            422,065          1,207,972
  Reinvested capital gains ..................                53                  -             94,639                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............               550                723            926,973          1,175,984
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                12              2,861            417,466            876,601
  Transfers between funds ...................                 -                  -           (263,140)        (1,406,167)
  Redemptions (note 3) ......................                 -             (2,829)          (486,117)          (512,147)
  Annuity benefits ..........................              (300)              (240)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (99)               (83)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (11,152)            (5,296)
  Adjustments to maintain reserves ..........                27                  7              1,237               (506)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............              (261)              (201)          (341,805)        (1,047,598)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......               289                522            585,168            128,386
Contract owners' equity beginning
  of period .................................             3,497              2,975          6,293,400          6,165,014
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,786              3,497          6,878,568          6,293,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               337                355            555,773            675,300
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 1                362            219,515            357,913
  Units redeemed ............................               (27)              (380)          (257,668)          (477,440)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................               311                337            517,620            555,773
                                                ===============    ===============    ===============    ===============

                                                           GVITNStrVal                           GVITSmCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,730)          (115,155)        (1,197,364)        (1,079,419)
  Realized gain (loss) on investments .......         1,417,464           (587,126)         5,834,626          1,114,567
  Change in unrealized gain (loss)
    on investments ..........................          (479,313)         4,323,916          6,141,078         23,912,585
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           892,421          3,621,635         10,778,340         23,947,733
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            51,066            183,538          3,468,698          7,770,156
  Transfers between funds ...................       (13,650,598)          (611,534)        (9,284,597)         6,808,129
  Redemptions (note 3) ......................          (481,244)          (810,958)        (7,190,753)        (6,450,435)
  Annuity benefits ..........................              (515)            (2,983)           (12,420)           (11,086)
  Annual contract maintenance charges
    (note 2) ................................              (109)              (245)            (2,080)            (2,115)
  Contingent deferred sales charges
    (note 2) ................................           (11,873)            (5,380)          (166,562)          (166,806)
  Adjustments to maintain reserves ..........           (17,033)            11,334             25,065            (18,699)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (14,110,306)        (1,236,228)       (13,162,649)         7,929,144
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (13,217,885)         2,385,407         (2,384,309)        31,876,877
Contract owners' equity beginning
  of period .................................        13,217,885         10,832,478        102,705,564         70,828,687
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -         13,217,885        100,321,255        102,705,564
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,255,626          1,421,331          7,921,776          7,239,678
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           164,086            174,295          4,495,693         14,899,505
  Units redeemed ............................        (1,419,712)          (340,000)        (5,509,882)       (14,217,407)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -          1,255,626          6,907,587          7,921,776
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmCapGr2                          GVITSmCapVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (35,177)           (23,187)        (5,296,159)        (3,926,547)
  Realized gain (loss) on investments .......            50,224            (16,435)         8,374,886        (28,435,099)
  Change in unrealized gain (loss)
    on investments ..........................           198,201            405,858         28,054,550        180,413,361
  Reinvested capital gains ..................                 -                  -         32,764,430                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           213,248            366,236         63,897,707        148,051,715
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            49,725          1,047,997         13,762,552         27,102,458
  Transfers between funds ...................            42,846            123,652        (10,936,552)           872,900
  Redemptions (note 3) ......................           (90,975)           (34,739)       (32,793,677)       (25,048,350)
  Annuity benefits ..........................                 -                  -            (75,031)           (46,884)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,449)            (8,001)
  Contingent deferred sales charges
    (note 2) ................................            (1,121)              (473)          (660,734)          (509,639)
  Adjustments to maintain reserves ..........                 7             (1,892)           149,811             (3,225)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............               482          1,134,545        (30,562,080)         2,359,259
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           213,730          1,500,781         33,335,627        150,410,974
Contract owners' equity beginning
  of period .................................         1,946,808            446,027        438,466,098        288,055,124
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,160,538          1,946,808        471,801,725        438,466,098
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           206,299             62,244         20,424,000         20,923,018
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            19,048            160,012          5,346,475         17,161,745
  Units redeemed ............................           (19,371)           (15,957)        (6,867,912)       (17,660,763)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           205,976            206,299         18,902,563         20,424,000
                                                ===============    ===============    ===============    ===============

                                                           GVITSmCapVal2                          GVITSmComp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (56,655)           (31,857)        (3,731,101)        (3,001,469)
  Realized gain (loss) on investments .......           141,195             22,450          4,875,589         (9,842,659)
  Change in unrealized gain (loss)
    on investments ..........................           119,231            874,628         11,696,543         99,894,575
  Reinvested capital gains ..................           252,212                  -         39,197,787                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           455,983            865,221         52,038,818         87,050,447
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           208,217          1,085,123          9,549,462         21,597,338
  Transfers between funds ...................           235,689            432,265           (962,791)           780,511
  Redemptions (note 3) ......................          (237,162)           (73,049)       (22,066,024)       (19,124,466)
  Annuity benefits ..........................                 -                  -            (49,451)           (43,782)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,485)            (5,431)
  Contingent deferred sales charges
    (note 2) ................................            (3,431)              (682)          (450,386)          (366,956)
  Adjustments to maintain reserves ..........                (7)               (58)            63,429            (45,430)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           203,306          1,443,599        (13,921,246)         2,791,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           659,289          2,308,820         38,117,572         89,842,231
Contract owners' equity beginning
  of period .................................         2,957,361            648,541        311,251,698        221,409,467
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,616,650          2,957,361        349,369,270        311,251,698
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           271,345             91,515         18,060,444         17,985,000
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,744            211,028          3,016,183         14,339,738
  Units redeemed ............................           (38,361)           (31,198)        (3,877,930)       (14,264,294)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           288,728            271,345         17,198,697         18,060,444
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmComp2                           GVITTGroFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004                2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (81,559)           (53,175)            (6,075)           (19,402)
  Realized gain (loss) on investments .......           128,393              8,658             10,804           (171,522)
  Change in unrealized gain (loss)
    on investments ..........................            99,639          1,089,488             40,560            857,450
  Reinvested capital gains ..................           556,124                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           702,597          1,044,971             45,289            666,526
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           151,979          1,862,061                929                544
  Transfers between funds ...................            41,172            219,503         (1,783,116)          (343,412)
  Redemptions (note 3) ......................          (236,544)          (124,151)           (38,170)          (132,393)
  Annuity benefits ..........................                 -                  -               (105)              (235)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (39)               (79)
  Contingent deferred sales charges
    (note 2) ................................            (2,883)            (1,665)              (104)            (3,403)
  Adjustments to maintain reserves ..........               (17)              (132)               134             (3,280)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (46,293)         1,955,616         (1,820,471)          (482,258)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           656,304          3,000,587         (1,775,182)           184,268
Contract owners' equity beginning
  of period .................................         4,200,161          1,199,574          1,775,182          1,590,914
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     4,856,465          4,200,161                  -          1,775,182
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           389,998            153,778            559,208            750,449
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            32,321            262,307              1,250             17,018
  Units redeemed ............................           (35,634)           (26,087)          (560,458)          (208,259)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           386,685            389,998                  -            559,208
                                                ===============    ===============    ===============    ===============

                                                           GVITTGroFoc3                            GVITUSGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (17,885)           (33,994)            (1,813)              (217)
  Realized gain (loss) on investments .......           824,800            258,816                207                541
  Change in unrealized gain (loss)
    on investments ..........................          (698,770)           764,906             24,308              1,870
  Reinvested capital gains ..................                 -                  -              4,275              3,768
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           108,145            989,728             26,977              5,962
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            65,517            346,140            135,840             62,605
  Transfers between funds ...................        (4,732,487)         3,139,277             (1,340)             4,402
  Redemptions (note 3) ......................          (698,896)          (201,411)            (6,201)            (5,032)
  Annuity benefits ..........................                 -                  -             (5,318)            (1,765)
  Annual contract maintenance charges
    (note 2) ................................                (6)               (19)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,108)            (2,780)                 -                (12)
  Adjustments to maintain reserves ..........             4,775                210                171             26,270
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,362,205)         3,281,417            123,152             86,468
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (5,254,060)         4,271,145            150,129             92,430
Contract owners' equity beginning
  of period .................................         5,254,060            982,915             92,430                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -          5,254,060            242,559             92,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           471,588            131,153                575                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            57,527            575,628             18,797              1,022
  Units redeemed ............................          (529,115)          (235,193)            (1,542)              (447)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            471,588             17,830                575
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITUSGro3                          GVITVKMultiSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (355,018)          (274,730)         6,418,209          6,933,689
  Realized gain (loss) on investments .......         3,761,429            (42,764)         1,221,234          1,250,745
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         4,809,529          1,131,198          8,910,527
  Reinvested capital gains ..................         1,288,130          2,777,953                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,200,313          7,269,988          8,770,641         17,094,961
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,214,648          3,338,950          5,116,193         17,430,399
  Transfers between funds ...................       (18,858,639)        29,323,610         10,054,513         (9,170,004)
  Redemptions (note 3) ......................        (2,714,884)        (1,435,925)       (15,667,410)       (18,439,797)
  Annuity benefits ..........................                 -                  -            (43,728)           (41,189)
  Annual contract maintenance charges
    (note 2) ................................              (279)               (82)            (1,011)              (984)
  Contingent deferred sales charges
    (note 2) ................................           (44,535)           (17,923)          (215,958)          (347,408)
  Adjustments to maintain reserves ..........            18,442             21,885             23,360             29,817
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (20,385,247)        31,230,515           (734,041)       (10,539,166)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (18,184,934)        38,500,503          8,036,600          6,555,795
Contract owners' equity beginning
  of period .................................        42,432,617          3,932,114        170,197,114        163,641,319
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,247,683         42,432,617        178,233,714        170,197,114
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,766,233            525,137         13,033,009         13,884,968
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           874,042          4,728,501          3,023,367          6,918,553
  Units redeemed ............................        (2,703,916)        (1,487,405)        (3,073,141)        (7,770,512)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,936,359          3,766,233         12,983,235         13,033,009
                                                ===============    ===============    ===============    ===============

                                                            GVITWLead                             GVITWLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (241,674)          (260,018)           (88,768)           (33,867)
  Realized gain (loss) on investments .......         1,060,626           (496,231)           577,390            137,431
  Change in unrealized gain (loss)
    on investments ..........................         2,083,599          7,452,657            347,183            785,310
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,902,551          6,696,408            835,805            888,874
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            56,954            820,262            453,866            698,011
  Transfers between funds ...................        (1,519,791)        (5,324,646)           332,698          4,497,919
  Redemptions (note 3) ......................        (1,654,657)        (1,734,655)          (492,617)          (229,734)
  Annuity benefits ..........................              (769)              (506)            (3,256)              (244)
  Annual contract maintenance charges
    (note 2) ................................              (528)              (603)               (71)               (15)
  Contingent deferred sales charges
    (note 2) ................................           (27,736)           (30,795)            (8,652)            (4,777)
  Adjustments to maintain reserves ..........            (2,038)            (6,525)             3,852              2,924
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,148,565)        (6,277,468)           285,820          4,964,084
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (246,014)           418,940          1,121,625          5,852,958
Contract owners' equity beginning
  of period .................................        23,084,544         22,665,604          5,852,958                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        22,838,530         23,084,544          6,974,583          5,852,958
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,305,470          3,092,482            430,617                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,274          9,296,542            295,061            533,028
  Units redeemed ............................          (318,095)       (10,083,554)          (276,916)          (102,411)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,993,649          2,305,470            448,762            430,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              JanBal                               JanCapAp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           816                 (1)        (2,851,473)        (2,349,369)
  Realized gain (loss) on investments .......               120                  -         (3,546,961)       (49,264,386)
  Change in unrealized gain (loss)
    on investments ..........................             4,072                 23         41,588,779         90,961,579
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,008                 22         35,190,345         39,347,824
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            71,819             18,052          5,874,090         14,590,082
  Transfers between funds ...................                 -                  -        (19,154,285)       (26,421,967)
  Redemptions (note 3) ......................                (4)                 -        (18,060,005)       (18,190,554)
  Annuity benefits ..........................            (6,132)               (82)           (27,605)           (34,413)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,734)            (6,351)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (458,160)          (435,621)
  Adjustments to maintain reserves ..........            (1,904)                (4)            74,352            (36,487)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            63,779             17,966        (31,757,347)       (30,535,311)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            68,787             17,988          3,432,998          8,812,513
Contract owners' equity beginning
  of period .................................            17,988                  -        237,339,038        228,526,525
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        86,775             17,988        240,772,036        237,339,038
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,744                  -         33,279,122         38,006,657
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,605              1,744          3,177,406         20,321,346
  Units redeemed ............................              (482)                 -         (7,438,286)       (25,048,881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,867              1,744         29,018,242         33,279,122
                                                ===============    ===============    ===============    ===============

                                                           JanGlTechS2                            JanGlTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (246,891)          (216,287)          (682,897)          (722,039)
  Realized gain (loss) on investments .......         1,033,389           (435,847)        (1,636,392)        (4,956,176)
  Change in unrealized gain (loss)
    on investments ..........................          (891,531)         7,053,682          1,354,607         27,225,442
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (105,033)         6,401,548           (964,682)        21,547,227
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,727,813          4,272,680            151,159            133,552
  Transfers between funds ...................        (1,151,987)         1,415,543         (7,240,968)        (9,932,384)
  Redemptions (note 3) ......................        (2,364,985)        (1,916,209)        (4,112,826)        (4,038,158)
  Annuity benefits ..........................                 -                  -             (6,831)            (6,921)
  Annual contract maintenance charges
    (note 2) ................................              (721)              (655)            (2,740)            (3,303)
  Contingent deferred sales charges
    (note 2) ................................           (40,814)           (34,047)          (125,875)          (139,586)
  Adjustments to maintain reserves ..........             8,521            211,869             14,793           (272,838)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (822,173)         3,949,181        (11,323,288)       (14,259,638)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (927,206)        10,350,729        (12,287,970)         7,287,589
Contract owners' equity beginning
  of period .................................        21,841,396         11,490,667         63,750,685         56,463,096
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        20,914,190         21,841,396         51,462,715         63,750,685
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,119,951          1,620,570         18,787,902         24,072,809
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           776,354          1,564,428             56,611             66,215
  Units redeemed ............................          (857,598)        (1,065,047)        (3,576,222)        (5,351,122)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,038,707          2,119,951         15,268,291         18,787,902
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            JanIntGroS2                           JanIntGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (217,729)          (111,044)          (498,579)          (317,182)
  Realized gain (loss) on investments .......           517,773           (494,587)         1,234,971         (7,591,002)
  Change in unrealized gain (loss)
    on investments ..........................         7,898,311         13,652,619         18,090,627         41,091,664
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,198,355         13,046,988         18,827,019         33,183,480
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,207,105          9,284,321            464,851            397,046
  Transfers between funds ...................          (557,903)         1,112,832        (13,050,395)       (21,895,837)
  Redemptions (note 3) ......................        (4,435,220)        (2,996,494)        (9,337,498)        (7,976,206)
  Annuity benefits ..........................            (2,834)            (1,967)           (21,612)           (17,149)
  Annual contract maintenance charges
    (note 2) ................................            (1,232)            (1,110)            (4,797)            (5,315)
  Contingent deferred sales charges
    (note 2) ................................           (72,610)           (56,473)          (249,914)          (235,758)
  Adjustments to maintain reserves ..........            44,333            319,161             48,327           (422,330)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           181,639          7,660,270        (22,151,038)       (30,155,549)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,379,994         20,707,258         (3,324,019)         3,027,931
Contract owners' equity beginning
  of period .................................        51,293,210         30,585,952        126,526,173        123,498,242
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,673,204         51,293,210        123,202,154        126,526,173
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,987,992          3,951,071         17,681,761         22,978,097
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,649,941          2,443,957             89,590             90,572
  Units redeemed ............................        (1,690,351)        (1,407,036)        (3,105,764)        (5,386,908)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,947,582          4,987,992         14,665,587         17,681,761
                                                ===============    ===============    ===============    ===============

                                                           JanRMgCore                             JPMSTMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            20,182             (2,063)           (58,806)                 -
  Realized gain (loss) on investments .......           125,805              1,672            (18,797)                 -
  Change in unrealized gain (loss)
    on investments ..........................            53,515             76,003          1,655,096                  -
  Reinvested capital gains ..................           299,482                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           498,984             75,612          1,577,493                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            86,604            247,072            275,485                  -
  Transfers between funds ...................         3,469,639            819,121         23,012,172                  -
  Redemptions (note 3) ......................          (151,960)            (4,788)          (326,417)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                 (7)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,971)              (127)            (4,889)                 -
  Adjustments to maintain reserves ..........               647                 28                562                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,401,959          1,061,306         22,956,906                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,900,943          1,136,918         24,534,399                  -
Contract owners' equity beginning
  of period .................................         1,136,918                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,037,861          1,136,918         24,534,399                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            93,176                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           441,234            108,929          2,471,342                  -
  Units redeemed ............................          (178,901)           (15,753)          (318,169)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           355,509             93,176          2,153,173                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           MFSInvGrStS                          MFSMidCapGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (785)                 -            (78,317)           (52,820)
  Realized gain (loss) on investments .......              (133)                 -            113,330             21,080
  Change in unrealized gain (loss)
    on investments ..........................            21,049                  -            472,152            897,208
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            20,131                  -            507,165            865,468
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           206,006                  -            110,769          1,887,800
  Transfers between funds ...................             2,000                  -             90,140            101,936
  Redemptions (note 3) ......................            (5,919)                 -           (235,877)          (110,629)
  Annuity benefits ..........................            (1,827)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -             (1,535)            (1,763)
  Adjustments to maintain reserves ..........                12                  -               (118)               (66)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,272                  -            (36,621)         1,877,278
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           220,403                  -            470,544          2,742,746
Contract owners' equity beginning
  of period .................................                 -                  -          4,067,064          1,324,318
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       220,403                  -          4,537,608          4,067,064
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -            428,276            187,101
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            20,885                  -             29,261            291,263
  Units redeemed ............................              (724)                 -            (31,867)           (50,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            20,161                  -            425,670            428,276
                                                ===============    ===============    ===============    ===============

                                                           MFSNewDiscS                             MFSValS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (36,155)           (24,150)           (48,744)           (39,841)
  Realized gain (loss) on investments .......            95,871              9,610            135,047              2,111
  Change in unrealized gain (loss)
    on investments ..........................            32,519            408,079            282,957            633,192
  Reinvested capital gains ..................                 -                  -             52,821                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            92,235            393,539            422,081            595,462
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            67,180            967,544            210,944          1,540,987
  Transfers between funds ...................           (36,958)           259,453             18,710            228,529
  Redemptions (note 3) ......................           (78,198)           (25,632)          (166,541)           (55,640)
  Annuity benefits ..........................                 -                  -               (651)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (410)              (103)              (491)            (1,039)
  Adjustments to maintain reserves ..........               (84)               (60)              (642)               (82)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (48,470)         1,201,202             61,329          1,712,755
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            43,765          1,594,741            483,410          2,308,217
Contract owners' equity beginning
  of period .................................         2,004,511            409,770          3,360,300          1,052,083
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,048,276          2,004,511          3,843,710          3,360,300
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           205,441             55,031            330,815            126,768
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,901            161,384             54,620            218,121
  Units redeemed ............................           (43,988)           (10,974)           (58,691)           (14,074)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           201,354            205,441            326,744            330,815
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBAMTFasc                            NBAMTFocus
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (30,786)           (19,068)           (18,835)           (10,525)
  Realized gain (loss) on investments .......            34,644             90,322             79,821             54,631
  Change in unrealized gain (loss)
    on investments ..........................           155,318            204,154           (127,500)           263,714
  Reinvested capital gains ..................             5,333                709             99,055              5,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           164,509            276,117             32,541            313,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           176,201            834,353             27,472            423,429
  Transfers between funds ...................            (5,576)           182,184            (43,113)           123,540
  Redemptions (note 3) ......................           (63,759)           (44,649)           (28,336)            (4,878)
  Annuity benefits ..........................            (1,757)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,032)            (1,046)               (59)               (36)
  Adjustments to maintain reserves ..........                (4)               (80)               (97)                20
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           104,073            970,762            (44,133)           542,075
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           268,582          1,246,879            (11,592)           855,619
Contract owners' equity beginning
  of period .................................         1,578,632            331,753            974,606            118,987
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,847,214          1,578,632            963,014            974,606
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           131,193             33,884             48,070             10,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            12,976            147,734              6,297             51,725
  Units redeemed ............................            (9,479)           (50,425)            (8,745)           (14,629)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           134,690            131,193             45,622             48,070
                                                ===============    ===============    ===============    ===============

                                                            NBAMTGuard                            NBAMTLMat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,173,309)          (304,811)         1,114,598            769,047
  Realized gain (loss) on investments .......          (114,528)        (8,908,007)          (529,868)          (113,156)
  Change in unrealized gain (loss)
    on investments ..........................        15,968,141         36,216,891           (756,423)          (438,554)
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,680,304         27,004,073           (171,693)           217,337
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,068,774          6,515,769          2,577,878          3,091,955
  Transfers between funds ...................        (6,330,487)        (2,989,590)        19,892,443         23,207,424
  Redemptions (note 3) ......................        (8,210,664)        (8,051,225)        (4,067,790)        (2,571,754)
  Annuity benefits ..........................           (11,484)           (11,483)            (7,105)              (306)
  Annual contract maintenance charges
    (note 2) ................................            (2,164)            (2,372)              (134)                (3)
  Contingent deferred sales charges
    (note 2) ................................          (137,157)          (129,087)           (63,004)           (63,772)
  Adjustments to maintain reserves ..........            40,213            (40,744)            27,045           (173,152)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,582,969)        (4,708,732)        18,359,333         23,490,392
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,097,335         22,295,341         18,187,640         23,707,729
Contract owners' equity beginning
  of period .................................       111,816,733         89,521,392         23,707,729                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       114,914,068        111,816,733         41,895,369         23,707,729
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,232,006          8,581,564          2,341,639                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           882,944          3,680,997          3,968,300          3,857,895
  Units redeemed ............................        (1,719,789)        (4,030,555)        (2,168,016)        (1,516,256)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,395,161          8,232,006          4,141,923          2,341,639
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            NBAMTMCGr                             NBAMTPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (2,129,247)        (1,958,055)        (1,308,728)        (1,101,157)
  Realized gain (loss) on investments .......         6,307,212        (16,191,261)         5,075,049          7,364,991
  Change in unrealized gain (loss)
    on investments ..........................        20,194,414         55,761,998         15,533,878         21,274,751
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,372,379         37,612,682         19,300,199         27,538,585
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,372,061         12,416,328          2,771,064          5,095,634
  Transfers between funds ...................        (7,646,320)        (6,284,540)         6,548,823          8,744,665
  Redemptions (note 3) ......................       (12,556,375)       (13,686,147)       (10,717,617)       (10,103,709)
  Annuity benefits ..........................           (25,908)           (27,973)            (9,054)           (10,690)
  Annual contract maintenance charges
    (note 2) ................................            (5,182)            (5,848)            (1,480)            (1,424)
  Contingent deferred sales charges
    (note 2) ................................          (282,005)          (325,888)          (159,039)          (145,058)
  Adjustments to maintain reserves ..........            79,811            (46,222)             7,851            170,209
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (15,063,918)        (7,960,290)        (1,559,452)         3,749,627
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         9,308,461         29,652,392         17,740,747         31,288,212
Contract owners' equity beginning
  of period .................................       177,786,012        148,133,620        112,717,316         81,429,104
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   187,094,473        177,786,012        130,458,063        112,717,316
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,310,419         13,997,826         10,120,850          9,838,338
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,106,852         14,134,653          2,312,350         16,480,916
  Units redeemed ............................        (3,229,953)       (14,822,060)        (2,503,652)       (16,198,404)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,187,318         13,310,419          9,929,548         10,120,850
                                                ===============    ===============    ===============    ===============

                                                            NBAMSocRes                            OppAggGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (5,003)                 -         (2,399,771)        (2,178,625)
  Realized gain (loss) on investments .......            21,891                  -            461,784        (26,662,914)
  Change in unrealized gain (loss)
    on investments ..........................           102,288                  -         36,144,442         67,607,605
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           119,176                  -         34,206,455         38,766,066
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,377                  -          7,237,350         12,265,555
  Transfers between funds ...................         1,328,854                  -        (11,461,608)        (3,753,943)
  Redemptions (note 3) ......................           (45,825)                 -        (15,939,777)       (13,789,781)
  Annuity benefits ..........................              (295)                 -            (12,953)           (13,751)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (15,096)           (16,720)
  Contingent deferred sales charges
    (note 2) ................................                (7)                 -           (381,592)          (339,861)
  Adjustments to maintain reserves ..........                52                  -             33,153            (46,610)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,333,156                  -        (20,540,523)        (5,695,111)
                                                                                                         ---------------
Net change in contract owners' equity .......         1,452,332                  -         13,665,932         33,070,955
Contract owners' equity beginning
  of period .................................                 -                  -        202,002,850        168,931,895
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,452,332                  -        215,668,782        202,002,850
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         18,042,331         18,771,046
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           165,515                  -          2,604,965         15,840,071
  Units redeemed ............................           (46,476)                 -         (4,421,692)       (16,568,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           119,039                  -         16,225,604         18,042,331
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppCapAp                             OppCapApS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (4,185,068)        (3,358,246)          (117,586)           (83,959)
  Realized gain (loss) on investments .......        (5,533,601)       (79,698,258)           119,197             33,706
  Change in unrealized gain (loss)
    on investments ..........................        35,498,301        189,268,030            340,724          1,502,096
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        25,779,632        106,211,526            342,335          1,451,843
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        16,529,768         33,123,301            233,537          3,217,012
  Transfers between funds ...................         3,000,455            (88,303)           225,540             30,519
  Redemptions (note 3) ......................       (35,851,967)       (30,009,635)          (359,710)          (213,984)
  Annuity benefits ..........................          (110,100)          (137,467)              --                 --
  Annual contract maintenance charges
    (note 2) ................................           (14,401)           (15,116)              --                 --
  Contingent deferred sales charges
    (note 2) ................................          (750,380)          (628,668)            (3,102)            (3,313)
  Adjustments to maintain reserves ..........           156,437            (52,178)               (31)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,040,188)         2,191,934             96,234          3,030,042
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,739,444        108,403,460            438,569          4,481,885
Contract owners' equity beginning
  of period .................................       475,712,297        367,308,837          7,279,334          2,797,449
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   484,451,741        475,712,297          7,717,903          7,279,334
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        34,255,234         34,239,324            724,583            357,291
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,009,767         16,539,455             72,626            443,856
  Units redeemed ............................        (6,275,722)       (16,523,545)           (63,370)           (76,564)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,989,279         34,255,234            733,839            724,583
                                                ===============    ===============    ===============    ===============


                                                            OppGlSec3                              OppGlSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (180,947)          (473,209)            85,169           (511,619)
  Realized gain (loss) on investments .......         1,227,189             77,559         12,228,555         (2,129,491)
  Change in unrealized gain (loss)
    on investments ..........................        23,634,362         18,123,498         17,606,234         67,777,262
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,680,604         17,727,848         29,919,958         65,136,152
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,572,257         20,432,201            396,790         13,530,546
  Transfers between funds ...................        47,384,421         68,832,292        (20,145,163)       (59,561,882)
  Redemptions (note 3) ......................        (8,800,882)        (4,952,827)       (10,850,551)       (11,050,581)
  Annuity benefits ..........................            (1,827)                 -            (50,777)           (29,447)
  Annual contract maintenance charges
    (note 2) ................................            (1,180)              (219)            (2,070)            (2,606)
  Contingent deferred sales charges
    (note 2) ................................          (151,660)           (39,883)          (187,885)          (231,634)
  Adjustments to maintain reserves ..........            52,675            340,717             54,052           (339,586)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        52,053,804         84,612,281        (30,785,604)       (57,685,190)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        76,734,408        102,340,129           (865,646)         7,450,962
Contract owners' equity beginning
  of period .................................       102,340,129                  -        193,623,171        186,172,209
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       179,074,537        102,340,129        192,757,525        193,623,171
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         7,189,189                  -         19,398,205         26,384,682
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,562,789          8,327,972            172,595         70,273,872
  Units redeemed ............................        (2,073,782)        (1,138,783)        (3,196,636)       (77,260,349)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,678,196          7,189,189         16,374,164         19,398,205
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppGlSecS                           OppHighIncS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (45,487)           (74,747)              (303)                 -
  Realized gain (loss) on investments .......           319,726            199,303                289                  -
  Change in unrealized gain (loss)
    on investments ..........................           760,399          2,247,010              4,047                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,034,638          2,371,566              4,033                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................              (123)         2,787,361            106,078                  -
  Transfers between funds ...................          (737,550)        (1,448,420)               100                  -
  Redemptions (note 3) ......................          (254,714)          (167,744)            (1,535)                 -
  Annuity benefits ..........................                 -                  -             (6,970)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,866)            (3,053)                 -                  -
  Adjustments to maintain reserves ..........                55               (293)                40                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (995,198)         1,167,851             97,713                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            39,440          3,539,417            101,746                  -
Contract owners' equity beginning
  of period .................................         7,054,981          3,515,564                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,094,421          7,054,981            101,746                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           655,617            458,129                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................              --              425,080              9,866                  -
  Units redeemed ............................           (90,548)          (227,592)              (681)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           565,069            655,617              9,185                  -
                                                ===============    ===============    ===============    ===============


                                                            OppMSFund                             OppMSFundS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,380,907)          (953,731)           (96,489)           (69,924)
  Realized gain (loss) on investments .......       (10,884,815)       (32,780,259)           150,893             12,428
  Change in unrealized gain (loss)
    on investments ..........................        41,647,141        111,900,491            576,135          1,616,439
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        29,381,419         78,166,501            630,539          1,558,943
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        12,888,662         26,801,845            348,189          4,188,742
  Transfers between funds ...................       (22,652,208)        13,457,492            217,861            244,042
  Redemptions (note 3) ......................       (34,652,179)       (29,493,034)          (478,763)          (196,746)
  Annuity benefits ..........................           (63,053)           (49,195)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (6,249)            (6,772)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (715,118)          (596,460)            (3,483)            (1,127)
  Adjustments to maintain reserves ..........            74,096            (37,532)                88               (196)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (45,126,049)        10,076,344             83,892          4,234,715
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (15,744,630)        88,242,845            714,431          5,793,658
Contract owners' equity beginning
  of period .................................       400,358,685        312,115,840          8,506,949          2,713,291
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       384,614,055        400,358,685          9,221,380          8,506,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        36,088,504         35,365,474            853,327            337,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,840,220         13,960,527             82,106            558,672
  Units redeemed ............................        (6,910,446)       (13,237,497)           (72,705)           (43,319)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,018,278         36,088,504            862,728            853,327
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppMSSmCapS                           OppStratBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (300)                (3)           161,241             52,111
  Realized gain (loss) on investments .......               307                  -             67,759             33,065
  Change in unrealized gain (loss)
    on investments ..........................             7,295                130             79,520            407,735
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             7,302                127            308,520            492,911
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            42,356              2,242            141,025          3,772,854
  Transfers between funds ...................                 -                  -           (357,499)           262,919
  Redemptions (note 3) ......................            (1,762)                 -           (324,393)          (191,639)
  Annuity benefits ..........................            (1,106)               (13)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -               (731)            (1,915)
  Adjustments to maintain reserves ..........                 6                 (7)               (36)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,494              2,222           (541,634)         3,842,027
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            46,796              2,349           (233,114)         4,334,938
Contract owners' equity beginning
  of period .................................             2,349                  -          5,241,337            906,399
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        49,145              2,349          5,008,223          5,241,337
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               228                  -            444,295             88,463
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,068                228             29,726            411,948
  Units redeemed ............................              (243)                 -            (75,222)           (56,116)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             4,053                228            398,799            444,295
                                                ===============    ===============    ===============    ===============


                                                             PVTGroInc                              StOpp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               (86)                 -         (2,661,540)        (2,093,614)
  Realized gain (loss) on investments .......                21                  -         (1,028,528)       (12,672,278)
  Change in unrealized gain (loss)
    on investments ..........................             2,240                  -         36,093,988         69,158,636
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             2,175                  -         32,403,920         54,392,744
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            17,876                  -          7,093,547         19,605,060
  Transfers between funds ...................                 -                  -        (10,196,833)        (7,405,036)
  Redemptions (note 3) ......................            (1,368)                 -        (15,074,910)       (11,248,578)
  Annuity benefits ..........................                 -                  -            (59,886)           (19,087)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,658)            (3,516)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (250,614)          (201,993)
  Adjustments to maintain reserves ..........                 5                  -           (164,592)           (51,205)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            16,513                  -        (18,656,946)           675,645
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            18,688                  -         13,746,974         55,068,389
Contract owners' equity beginning
  of period .................................                 -                  -        207,216,357        152,147,968
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            18,688                  -        220,963,331        207,216,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         21,393,485         21,318,993
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             1,712                  -          3,292,425          8,361,962
  Units redeemed ............................              (114)                 -         (5,118,524)        (8,287,470)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             1,598                  -         19,567,386         21,393,485
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           VEWrldEMktR1                           VEWrldEMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (43,059)                 -           (204,336)          (507,847)
  Realized gain (loss) on investments .......          (163,695)                 -          4,897,303         16,390,403
  Change in unrealized gain (loss)
    on investments ..........................         1,822,976                  -          2,774,549          7,721,999
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,616,222                  -          7,467,516         23,604,555
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           310,944                  -            452,592            920,279
  Transfers between funds ...................         9,996,455                  -        (15,678,480)        (8,281,311)
  Redemptions (note 3) ......................          (449,694)                 -         (4,318,638)        (2,964,238)
  Annuity benefits ..........................                 -                  -            (22,701)           (13,493)
  Annual contract maintenance charges
    (note 2) ................................                (7)                 -               (925)              (981)
  Contingent deferred sales charges
    (note 2) ................................            (5,064)                 -           (104,377)           (75,529)
  Adjustments to maintain reserves ..........             1,021                  -             16,869            (47,797)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         9,853,655                  -        (19,655,660)       (10,463,070)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,469,877                  -        (12,188,144)        13,141,485
Contract owners' equity beginning
  of period .................................                 -                  -         51,757,868         38,616,383
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    11,469,877                  -         39,569,724         51,757,868
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          4,165,438          4,715,758
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,359,198                  -          1,181,555         50,680,034
  Units redeemed ............................          (451,175)                 -         (2,769,863)       (51,230,354)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           908,023                  -          2,577,130          4,165,438
                                                ===============    ===============    ===============    ===============


                                                           VEWrldHAsR1                            VEWrldHAs
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (59,775)                 -           (206,219)          (149,354)
  Realized gain (loss) on investments .......           343,743                  -          4,976,268          4,608,992
  Change in unrealized gain (loss)
    on investments ..........................         1,573,711                  -            567,653          3,939,885
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,857,679                  -          5,337,702          8,399,523
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           412,886                  -            448,695            429,500
  Transfers between funds ...................        12,829,268                  -        (12,359,838)        12,228,631
  Redemptions (note 3) ......................          (955,873)                 -         (2,242,708)        (2,137,052)
  Annuity benefits ..........................                 -                  -             (1,272)              (462)
  Annual contract maintenance charges
    (note 2) ................................                (4)                 -               (216)              (178)
  Contingent deferred sales charges
    (note 2) ................................            (7,009)                 -            (35,520)           (36,754)
  Adjustments to maintain reserves ..........               751                  -                314             (5,395)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        12,280,019                  -        (14,190,545)        10,478,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        14,137,698                  -         (8,852,843)        18,877,813
Contract owners' equity beginning
  of period .................................                 -                  -         36,051,807         17,173,994
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        14,137,698                  -         27,198,964         36,051,807
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          2,984,906          2,012,923
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,549,160                  -          1,607,725          6,911,409
  Units redeemed ............................          (417,191)                 -         (2,744,440)        (5,939,426)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,131,969                  -          1,848,191          2,984,906
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              VKCom2                                VKEmGr2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (194,059)          (142,025)           (51,422)           (37,738)
  Realized gain (loss) on investments .......           257,625             58,441             37,090              7,977
  Change in unrealized gain (loss)
    on investments ..........................         2,448,616          3,208,623            148,950            487,756
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,512,182          3,125,039            134,618            457,995
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           918,593          7,690,300            146,859          1,401,379
  Transfers between funds ...................           718,460            666,322             24,335             39,204
  Redemptions (note 3) ......................          (622,718)          (304,200)          (156,938)           (77,899)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (9,425)            (4,021)            (2,909)            (1,322)
  Adjustments to maintain reserves ..........               (13)              (541)              (105)               (95)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,004,897          8,047,860             11,242          1,361,267
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,517,079         11,172,899            145,860          1,819,262
Contract owners' equity beginning
  of period .................................        15,774,769          4,601,870          2,720,109            900,847
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    19,291,848         15,774,769          2,865,969          2,720,109
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,531,792            573,556            301,195            124,303
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           200,529          1,045,233             29,632            195,345
  Units redeemed ............................          (106,782)           (86,997)           (27,877)           (18,453)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,625,539          1,531,792            302,950            301,195
                                                ===============    ===============    ===============    ===============


                                                            VKCorPlus2                              VKEmMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............             6,414             (1,134)         2,692,961           (635,488)
  Realized gain (loss) on investments .......             1,727                 (4)         2,433,378          6,559,929
  Change in unrealized gain (loss)
    on investments ..........................            (3,614)             1,716         (3,994,573)         5,926,638
  Reinvested capital gains ..................               678                619          1,535,200               --
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,205              1,197          2,666,966         11,851,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            40,063            139,182          1,362,082          7,924,296
  Transfers between funds ...................           108,494             10,300        (22,787,460)         3,433,484
  Redemptions (note 3) ......................           (12,603)                 -         (5,212,855)        (4,625,182)
  Annuity benefits ..........................              (192)                 -            (12,594)            (6,383)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (900)              (910)
  Contingent deferred sales charges
    (note 2) ................................              (124)                 -            (64,184)           (85,022)
  Adjustments to maintain reserves ..........                 3                (12)            16,118             10,499
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,641            149,470        (26,699,793)         6,650,782
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           140,846            150,667        (24,032,827)        18,501,861
Contract owners' equity beginning
  of period .................................           150,667                  -         63,652,068         45,150,207
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           291,513            150,667         39,619,241         63,652,068
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            14,916                  -          3,277,139          2,957,540
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            30,825             14,916          1,028,570          6,852,232
  Units redeemed ............................           (18,439)                 -         (2,381,894)        (6,532,633)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            27,302             14,916          1,923,815          3,277,139
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKMidCapG                            VKUSRealEst
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (279,179)          (192,801)           917,781         (2,303,244)
  Realized gain (loss) on investments .......         1,097,710         (1,429,785)         8,973,310         (1,969,449)
  Change in unrealized gain (loss)
    on investments ..........................         3,129,717          6,415,127         64,524,306         61,752,307
  Reinvested capital gains ..................                 -                  -          4,746,395                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,948,248          4,792,541         79,161,792         57,479,614
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           741,310            654,478         10,916,162         21,074,577
  Transfers between funds ...................         3,118,484          4,885,281         26,581,060         11,484,897
  Redemptions (note 3) ......................        (2,268,170)        (1,072,080)       (19,823,277)       (15,368,621)
  Annuity benefits ..........................            (4,938)            (3,988)           (61,201)           (36,826)
  Annual contract maintenance charges
    (note 2) ................................              (555)              (610)            (3,273)            (2,712)
  Contingent deferred sales charges
    (note 2) ................................           (31,923)           (23,923)          (365,405)          (295,855)
  Adjustments to maintain reserves ..........             8,419            (11,482)           132,856           (682,555)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,562,627          4,427,676         17,376,922         16,172,905
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         5,510,875          9,220,217         96,538,714         73,652,519
Contract owners' equity beginning
  of period .................................        20,266,992         11,046,775        230,750,828        157,098,309
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    25,777,867         20,266,992        327,289,542        230,750,828
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,202,235          2,485,863         13,455,607         12,444,223
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,069,948          1,903,101          5,800,280         13,993,637
  Units redeemed ............................        (1,827,135)        (1,186,729)        (5,123,963)       (12,982,253)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         3,445,048          3,202,235         14,131,924         13,455,607
                                                ===============    ===============    ===============    ===============

                                                            VicDivrStk                             VicInvQBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (151,639)          (162,344)            28,584             28,011
  Realized gain (loss) on investments .......           190,067           (219,163)            34,704              9,381
  Change in unrealized gain (loss)
    on investments ..........................         1,419,301          5,413,740            (38,356)           (54,157)
  Reinvested capital gains ..................                 -                  -                  -             24,661
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,457,729          5,032,233             24,932              7,896
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           560,607            706,459              1,188             23,903
  Transfers between funds ...................          (756,273)           (45,534)          (666,935)            11,914
  Redemptions (note 3) ......................        (2,249,798)          (968,560)          (135,999)          (173,701)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (43,766)           (22,242)            (1,586)            (5,931)
  Adjustments to maintain reserves ..........        (1,108,197)            (3,717)        (1,327,476)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,597,427)          (333,594)        (2,130,808)          (143,840)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,139,698)         4,698,639         (2,105,876)          (135,944)
Contract owners' equity beginning
  of period .................................        20,110,905         15,412,266          2,105,876          2,241,820
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,971,207         20,110,905                  -          2,105,876
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,057,002          2,099,385            165,051            176,741
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            97,948            139,468                287              2,886
  Units redeemed ............................          (449,878)          (181,851)          (165,338)           (14,576)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,705,072          2,057,002                  -            165,051
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            VicSmCoOpp                             WRAsStrat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (24,496)           (20,395)           113,725            (23,799)
  Realized gain (loss) on investments .......         1,319,392             15,296            305,720             15,453
  Change in unrealized gain (loss)
    on investments ..........................          (729,866)           749,202         13,774,631          9,773,596
  Reinvested capital gains ..................           103,340                  -            973,928            523,095
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           668,370            744,103         15,168,004         10,288,345
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           (26,905)            38,086         15,101,272         32,030,193
  Transfers between funds ...................        (2,050,789)           (28,111)         3,247,684          1,507,344
  Redemptions (note 3) ......................          (124,454)           (87,172)        (7,344,036)        (4,594,538)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (3,052)            (2,081)          (197,465)          (146,205)
  Adjustments to maintain reserves ..........        (1,686,926)               102             57,582             68,747
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,892,126)           (79,176)        10,865,037         28,865,541
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,223,756)           664,927         26,033,041         39,153,886
Contract owners' equity beginning
  of period .................................         3,223,756          2,558,829        118,673,742         79,519,856
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $             -          3,223,756        144,706,783        118,673,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           239,791            246,933         11,476,467          8,461,395
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               255              3,898          2,352,625          4,434,682
  Units redeemed ............................          (240,046)           (11,040)        (1,319,188)        (1,419,610)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            239,791         12,509,904         11,476,467
                                                ===============    ===============    ===============    ===============

                                                               WRBal                                 WRBnd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           190,365           (345,955)         2,942,018          3,416,801
  Realized gain (loss) on investments .......           268,069           (113,581)           560,935          1,169,887
  Change in unrealized gain (loss)
    on investments ..........................         6,797,525         12,178,254         (2,092,936)        (1,651,626)
  Reinvested capital gains ..................                 -                  -          1,127,610                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,255,959         11,718,718          2,537,627          2,935,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,689,721         18,363,862          8,082,250         23,790,856
  Transfers between funds ...................         1,139,553          3,184,036         (7,641,663)       (15,102,707)
  Redemptions (note 3) ......................        (6,299,175)        (3,241,279)        (7,782,150)        (6,411,615)
  Annuity benefits ..........................              (583)                 -               (759)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (148,367)           (72,396)          (189,330)          (161,903)
  Adjustments to maintain reserves ..........            47,839             20,269             42,036             40,889
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         8,428,988         18,254,492         (7,489,616)         2,155,520
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        15,684,947         29,973,210         (4,951,989)         5,090,582
Contract owners' equity beginning
  of period .................................        88,346,309         58,373,099        105,941,161        100,850,579
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       104,031,256         88,346,309        100,989,172        105,941,161
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,746,952          6,794,609          8,824,865          8,643,298
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,927,889          2,640,518          1,133,060          3,033,654
  Units redeemed ............................        (1,100,937)          (688,175)        (1,758,271)        (2,852,087)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,573,904          8,746,952          8,199,654          8,824,865
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRCoreEq                              WRDivInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,726,176)        (1,110,132)            14,294                  -
  Realized gain (loss) on investments .......        (2,468,219)        (2,515,743)             3,874                  -
  Change in unrealized gain (loss)
    on investments ..........................        23,388,835         35,842,592            543,682                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,194,440         32,216,717            561,850                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        20,038,798         39,835,695          2,522,852                  -
  Transfers between funds ...................       (11,807,471)        (6,191,102)         4,061,456                  -
  Redemptions (note 3) ......................       (13,457,626)       (11,002,147)           (61,772)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (402,759)          (296,874)            (1,106)                 -
  Adjustments to maintain reserves ..........           (48,883)            13,442                 52                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,677,941)        22,359,014          6,521,482                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        13,516,499         54,575,731          7,083,332                  -
Contract owners' equity beginning
  of period .................................       240,491,705        185,915,974                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   254,008,204        240,491,705          7,083,332                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,339,819         28,039,884                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,469,502          8,233,379            682,141                  -
  Units redeemed ............................        (4,207,051)        (4,933,444)           (29,962)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        30,602,270         31,339,819            652,179                  -
                                                ===============    ===============    ===============    ===============

                                                             WRGrowth                               WRHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (3,296,693)        (3,132,108)         4,477,850          4,214,594
  Realized gain (loss) on investments .......        (1,022,943)          (300,384)          (244,154)          (905,365)
  Change in unrealized gain (loss)
    on investments ..........................         9,890,810         50,129,544          2,191,358          6,434,879
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,571,174         46,697,052          6,425,054          9,744,108
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        38,607,576         56,714,174          9,333,358         17,444,371
  Transfers between funds ...................       (11,099,156)        23,922,536          1,774,807         (2,210,050)
  Redemptions (note 3) ......................       (16,184,275)       (10,433,136)        (4,052,795)        (3,308,843)
  Annuity benefits ..........................              (386)                 -               (582)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (486,473)          (315,835)          (104,142)           (61,406)
  Adjustments to maintain reserves ..........          (204,433)            15,750             30,684             23,437
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        10,632,853         69,903,489          6,981,330         11,887,509
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        16,204,027        116,600,541         13,406,384         21,631,617
Contract owners' equity beginning
  of period .................................       301,609,039        185,008,498         70,865,343         49,233,726
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       317,813,066        301,609,039         84,271,727         70,865,343
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        37,406,072         27,861,661          5,707,409          4,689,184
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         6,715,458         12,689,046          1,432,238          2,378,017
  Units redeemed ............................        (5,480,846)        (3,144,635)          (884,867)        (1,359,792)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        38,640,684         37,406,072          6,254,780          5,707,409
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRIntlII                               WRIntl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        47,724                  -           (423,312)           224,852
  Realized gain (loss) on investments .......            74,703                  -           (828,872)        (1,966,765)
  Change in unrealized gain (loss)
    on investments ..........................           662,234                  -          8,319,805         11,218,434
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           843,911                  -          7,067,621          9,476,521
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,724,080                  -          7,269,031          7,836,767
  Transfers between funds ...................         6,288,918                  -         (2,293,872)         4,246,455
  Redemptions (note 3) ......................          (916,228)                 -         (3,410,390)        (1,862,306)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (25,484)                 -            (99,232)           (57,882)
  Adjustments to maintain reserves ..........               757                  -            169,681            (13,429)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,072,043                  -          1,635,218         10,149,605
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         7,915,954                  -          8,702,839         19,626,126
Contract owners' equity beginning
  of period .................................                 -                  -         55,194,400         35,568,274
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,915,954                  -         63,897,239         55,194,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          7,134,038          5,665,413
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           735,303                  -          1,575,512          2,729,103
  Units redeemed ............................           (99,612)                 -         (1,374,375)        (1,260,478)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           635,691                  -          7,335,175          7,134,038
                                                ===============    ===============    ===============    ===============

                                                             WRLTBond                             WRMicCpGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           667,576            687,179             (8,465)                 -
  Realized gain (loss) on investments .......           167,296            127,527              1,823                  -
  Change in unrealized gain (loss)
    on investments ..........................          (695,302)          (226,663)           286,657                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           139,570            588,043            280,015                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,730,884         14,262,996            628,015                  -
  Transfers between funds ...................         1,879,143          8,938,521          1,135,483                  -
  Redemptions (note 3) ......................        (3,351,458)        (2,616,571)            (8,020)                 -
  Annuity benefits ..........................              (379)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (98,467)           (73,792)              (121)                 -
  Adjustments to maintain reserves ..........            (8,795)            10,602               (101)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,150,928         20,521,756          1,755,256                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,290,498         21,109,799          2,035,271                  -
Contract owners' equity beginning
  of period .................................        43,351,583         22,241,784                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        46,642,081         43,351,583          2,035,271                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,743,944          1,955,961                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,333,781          2,810,807            196,135                  -
  Units redeemed ............................        (1,061,793)        (1,022,824)           (12,068)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,015,932          3,743,944            184,067                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              WRMMkt                               WRMortSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (165,877)          (307,405)            39,613                  -
  Realized gain (loss) on investments .......                 -                  -                698                  -
  Change in unrealized gain (loss)
    on investments ..........................                 -                  -            (63,475)                 -
  Reinvested capital gains ..................                 -                  -             30,566                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (165,877)          (307,405)             7,402                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,552,543         25,140,077            419,372                  -
  Transfers between funds ...................        (5,660,857)       (22,689,037)         1,937,691                  -
  Redemptions (note 3) ......................        (5,337,714)        (8,936,271)           (22,432)                 -
  Annuity benefits ..........................                 -                  -               (760)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (117,233)          (213,573)               (66)                 -
  Adjustments to maintain reserves ..........             4,953             20,470                775                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (2,558,308)        (6,678,334)         2,334,580                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,724,185)        (6,985,739)         2,341,982                  -
Contract owners' equity beginning
  of period .................................        27,477,578         34,463,317                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,753,393         27,477,578          2,341,982                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,707,827          3,366,596                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,947,323          4,396,015            236,924                  -
  Units redeemed ............................        (3,200,327)        (5,054,784)           (10,720)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,454,823          2,707,827            226,204                  -
                                                ===============    ===============    ===============    ===============

                                                            WRRealEstS                            WRSciTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            22,324                  -         (1,408,887)          (911,347)
  Realized gain (loss) on investments .......             1,875                  -            189,527           (207,868)
  Change in unrealized gain (loss)
    on investments ..........................           524,093                  -         15,915,340         19,318,811
  Reinvested capital gains ..................            83,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           631,872                  -         14,695,980         18,199,596
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           775,096                  -         14,408,319         21,833,102
  Transfers between funds ...................         5,526,301                  -          1,425,106          2,165,630
  Redemptions (note 3) ......................           (21,246)                 -         (4,724,849)        (2,251,337)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (229)                 -           (163,268)           (68,102)
  Adjustments to maintain reserves ..........             3,883                  -             71,942             (3,651)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         6,283,805                  -         11,017,250         21,675,642
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         6,915,677                  -         25,713,230         39,875,238
Contract owners' equity beginning
  of period .................................                 -                  -         92,939,816         53,064,578
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,915,677                  -        118,653,046         92,939,816
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         11,425,184          8,398,696
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           552,930                  -          2,640,650          3,968,257
  Units redeemed ............................           (11,587)                 -         (1,359,209)          (941,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           541,343                  -         12,706,625         11,425,184
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRSmCap                               WRSmCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,963,573)        (1,375,892)           (26,693)                 -
  Realized gain (loss) on investments .......         1,315,125         (1,800,792)             2,965                  -
  Change in unrealized gain (loss)
    on investments ..........................        17,657,223         31,884,942            400,161                  -
  Reinvested capital gains ..................                 -                  -            359,498                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        17,008,775         28,708,258            735,931                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,872,495         26,838,385          1,482,448                  -
  Transfers between funds ...................        (2,549,505)        (7,198,447)         5,361,881                  -
  Redemptions (note 3) ......................        (7,610,484)        (4,022,483)          (182,885)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (255,703)          (116,410)              (130)                 -
  Adjustments to maintain reserves ..........           428,114             19,486                491                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         5,884,917         15,520,531          6,661,805                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        22,893,692         44,228,789          7,397,736                  -
Contract owners' equity beginning
  of period .................................       132,974,855         88,746,066                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   155,868,547        132,974,855          7,397,736                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,190,389         11,801,501                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,841,162          4,652,169            679,010                  -
  Units redeemed ............................        (2,333,333)        (3,263,281)           (47,383)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,698,218         13,190,389            631,627                  -
                                                ===============    ===============    ===============    ===============

                                                             WRValue
                                                ----------------------------------
Investment activity:                                 2004               2003
                                                ---------------    ---------------
  Net investment income (loss) ..............          (265,251)          (438,452)
  Realized gain (loss) on investments .......           388,352           (367,367)
  Change in unrealized gain (loss)
    on investments ..........................        15,981,749         17,627,420
  Reinvested capital gains ..................                 -                  -
                                                ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        16,104,850         16,821,601
                                                ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        18,872,156         24,562,322
  Transfers between funds ...................         7,274,499          9,426,821
  Redemptions (note 3) ......................        (5,780,845)        (2,666,859)
  Annuity benefits ..........................              (390)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (151,184)           (60,360)
  Adjustments to maintain reserves ..........           384,738             56,298
                                                ---------------    ---------------
      Net equity transactions ...............        20,598,974         31,318,222
                                                ---------------    ---------------
Net change in contract owners' equity .......        36,703,824         48,139,823
Contract owners' equity beginning
  of period .................................       106,447,898         58,308,075
                                                ---------------    ---------------
Contract owners' equity end of period .......       143,151,722        106,447,898
                                                ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         9,899,433          6,694,479
                                                ---------------    ---------------
  Units purchased ...........................         3,025,601          4,118,296
  Units redeemed ............................        (1,169,688)          (913,342)
                                                ---------------    ---------------
  Ending units ..............................        11,755,346          9,899,433
                                                ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
                    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                    AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AISmCapValB)

               Portfolios of the American Variable Insurance Series
               (American VIS);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
                      (formerly BB&T VIF - Capital Appreciation Fund)
                    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
                      (formerly BB&T VIF - Growth and Income Fund)
                    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
                    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
                      (formerly BB&T VIF - Capital Manager Aggressive Growth
                      Fund)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)*
                    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                    Evergreen VAF - Foundation Fund - Class 1 (EvFound)* Evergreen VAF - Fund - Class 1 (EvFund)*
                    Evergreen VAF - Growth And Income Fund - Class 1 (EvGrInc)* Evergreen VAF - International Growth Fund - Class 1 (EvIntGr)*
                    Evergreen VAF - Omega Fund - Class 1 (EvOmega)*
                    Evergreen VAF - Special Equity Fund - Class 1 (EvSpEq)* Evergreen VAF - Special Values Fund - Class 1 (EvSpVal)* Evergreen VAF - Strategic Income Fund - Class 1 (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund II
               (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund III
               (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)*
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
               (Gartmore is an affiliate of the Company)
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
                    Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I (GVITNStrVal)*
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)*
                    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

               Portfolios of the MFS/(R)/ Variable Insurance TrustSM
               (MFS/(R)/ VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                    (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Focus Portfolio - S Class
                    (NBAMTFocus)
                    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/
                    - I Class (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I
                    Class
                    (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
               (OppMSFund)

               Oppenheimer Main Street Fund/(R)/ /VA - Service Class
               (OppMSFundS)

               Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)* Putnam VT Voyager II Fund - IB Shares (PVTVoyII)*

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
                    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
                    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                    Van Kampen UIF - International Magnum Portfolio - Class I (VKIntMag)*
                    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
                    Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)*
                    Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

               Portfolios of the W & R Target Funds, Inc.;
                    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
                    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
                    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq) W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
                    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc) W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
                    W & R Target Funds, Inc. - International Portfolio (WRIntl) W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
                    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
                    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt) W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
                    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
                    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
                    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
                    W & R Target Funds, Inc. - Value Portfolio (WRValue)

*At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                    BOA            ElitePro       ElitePro        BOA
    Nationwide Variable Account-9 Options        Furture/(1)/      Classic          Ltd       Choice/(2)/
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       0.95%            1.60%        1.75%        1.20%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............       0.25%               -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities ......................        0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................       0.15%/(5)/          -            -            -
  One-Year Step Up ...........................       0.05%/(6)/          -            -            -
  Greater of One-Year or 5% Enhanced .........       0.20%/(5)/          -            -         0.15%/(5)/
  5% Enhanced ................................       0.10%/(7)/          -            -         0.05%/(7)/
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ..................................          -                -            -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................       0.45%/(8)/          -            -         0.45%/(9)/
  Option 2 ...................................       0.30%/(8)/          -            -         0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -            -
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................       0.45%               -            -            -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................       0.40%               -            -         0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............       0.50%               -            -            -
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       3.95%            1.60%        1.75%       2.20%
---------------------------------------------------------------------------------------------------------

                                                                      BOA      BOA Exclusive  BOA Choice
Nationwide Variable Account-9 Options              BOA V/(3)/        Income        II/(4)/       Venue
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       1.10%            1.25%        1.20%        1.50%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............          -                -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities .......................       0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................          -                -         0.15%/(5)/      -
  One-Year Step Up ...........................       0.05%               -         0.10%/(6)/      -
  Greater of One-Year or 5% Enhanced                    -                -         0.20%/(5)/   0.15%
  5% Enhanced ................................       0.10%               -         0.15%/(7)/      -
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ...................................         -             0.20%           -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................          -                -         0.45%/(9)/  0.45%/(9)/
  Option 2 ...................................          -                -         0.30%/(9)/  0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -        0.10%
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................          -                -            -           -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................          -                -         0.40%       0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............          -                -         0.50%       0.50%
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       1.70%            1.45%        2.80%       3.10%
---------------------------------------------------------------------------------------------------------

/(1)/ Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
/(2)/   Includes Key Corp and Paine Weber products.
/(3)/   Includes NEA Select product.
/(4)/   Includes Waddell & Reed Advisors Select Reserve product.
/(5)/ Available beginning January 2, 2002 or a later date if state law requires.
/(6)/ Available until state approval is received for the One-Year Enhanced Death Benefit Option.
/(7)/ Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
/(8)/ No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
/(9)/ No longer available effective May 1, 2003. Applicant could elect one GMIB option.
/(10)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total        AIMBal     AIMBValue2      AIMBlueCh      AIMCapAp      AIMCapAp2     AIMCapDev2     AIMCoreEq
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $  39,938,247         1,218              -            792           328              -              -            63
1.00% ..........    16,468,655             -              -              -             -              -              -             -
1.05% ..........     3,184,783             -              -              -             -              -              -             -
1.10% ..........    10,645,520         2,101              -          1,816           221              -              -            87
1.15% ..........     5,555,864           638              -              5           486              -              -             -
1.20% ..........    18,551,614            52              -              -             -              -              -             -
1.25% ..........     2,939,886         1,160            630            120             -             38            317             -
1.30% ..........     3,468,072           231              -              -             5              -              -             -
1.35% ..........     3,849,477           547              -            232             -              -              -            27
1.40% ..........    27,817,499            71              -            106           469              -              -           394
1.45% ..........     9,760,952             -              -              -             -              -              -             -
1.50% ..........     3,644,908             -         26,005              -             -          4,944            254             -
1.55% ..........    12,354,557         1,776              -          1,735             -              -              -         1,782
1.60% ..........     6,701,018            31          5,904              -           240          2,856            218             -
1.65% ..........     4,056,097             -         29,684              -             -          3,320             39             -
1.70% ..........     1,795,743             -              -              -             -              -              -             -
1.75% ..........     2,066,003            18          6,832              -             1            971              -             -
1.80% ..........     1,536,118             -          3,233              -             -            528              -             -
1.85% ..........     2,268,795             -              -              -             -              -              -             -
1.90% ..........       618,698             -          3,083              -             -            330             93             -
1.95% ..........     1,290,602             -         22,479              -             -          5,750              -             -
2.00% ..........     1,362,973           518             25              -             -              -              -             -
2.05% ..........     1,571,520         1,435          6,756          1,033             -          5,014             29             -
2.10% ..........       901,050             -         16,061              -             -          1,227              -             -
2.15% ..........       297,674             -          3,416              -             -            583              -             -
2.20% ..........       841,719             -          7,202              -             -          3,711              -             -
2.25% ..........       146,861             -              -              -             -              -              -             -
2.30% ..........       127,044             -              -              -             -              -              -             -
2.35% ..........        42,195             -              -              -             -            226              -             -
2.40% ..........       202,843             -              -              -             -              -              -             -
2.45% ..........        91,075             -            151              -             -            327              -             -
2.50% ..........       118,199             -          3,839              -             -            558              -             -
2.55% ..........        17,618             -              -              -             -              -              -             -
2.60% ..........       173,253             -          6,304              -             -            110              -             -
2.65% ..........         5,180             -              -              -             -              -              -             -
2.70% ..........         4,776             -              -              -             -              -              -             -
2.85% ..........           263             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $ 184,417,351         9,796        141,604          5,839         1,750         30,493            950         2,353
                 ============= ============= ============== ============== ============= ============== ============== =============

                      AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $         498             -              -              -             -        730,324              -        78,191
1.00% ..........             -             -              -              -             -        347,190              -        27,991
1.05% ..........             -             -              -              -             -         67,776              -         7,402
1.10% ..........           606             -              -              -             -        142,987              -        22,511
1.15% ..........           260             -              -              -             -         68,389              -        18,924
1.20% ..........             -             -              -              -             -        314,904              -       102,362
1.25% ..........           400             -              -              -            59         48,745              -         6,615
1.30% ..........             -             -              -              -             -         65,476              -        10,260
1.35% ..........           474             -              -              -             -         63,182              -        15,071
1.40% ..........           495             -              -              -             -        384,041              -        94,166
1.45% ..........             -             -              -              -             -        139,118              -        20,487
1.50% ..........             -         5,606         16,599          9,115        15,846         46,500         24,661         6,478
1.55% ..........         3,475             -              -              -             -        139,492              -        22,935
1.60% ..........             -         1,272          8,634          1,938         2,674         70,565          2,078        16,923
1.65% ..........             -         6,901         12,159         22,172        20,033         69,373         10,886        20,198
1.70% ..........             -             -              -              -             -         21,739              -         2,237
1.75% ..........             -           401          3,455          1,396         5,152         31,387          1,227         2,420
1.80% ..........             -           428          1,598          2,235         2,494         27,123            476         2,230
1.85% ..........             -             -              -              -             -         26,213              -           995
1.90% ..........             -           430             59            917         2,001         10,757            613            90
1.95% ..........             -         4,697          9,019         14,622        14,093          5,336          3,781         2,041
2.00% ..........             -             -              -             55           413         17,659            424         1,678
2.05% ..........             -         7,483          7,075          5,702        14,521         17,745          7,148         1,922
2.10% ..........             -         2,744          6,463          6,198        15,881          3,127         25,292         3,069

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.15% ..........             -           108            381              -         2,147          1,432            360             -
2.20% ..........             -         1,837          5,562          2,290         7,179          4,316          9,633         1,530
2.25% ..........             -             -              -              -             -            542              -           717
2.30% ..........             -             -              -              -             -            134              -           380
2.35% ..........             -           108            902            256         1,601             19            781            21
2.40% ..........             -             -              -              -             -            958              -            58
2.45% ..........             -         1,251            877            394         1,333            377              -            90
2.50% ..........             -           138          1,577            823         2,627            331            911             -
2.55%                        -             -              -              -             -              -              -             -
2.60% ..........             -           465          2,896          1,635         2,426          1,098          1,771            35
2.65% ..........             -             -              -              -             -              5              -             -
2.70% ..........             -             -              -              -             -            361              -             -
2.85%                        -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       6,208        33,869         77,256         69,748       110,480      2,868,721         90,042       490,027
                 ============= ============= ============== ============== ============= ============== ============== =============

                       ACVPInt      ACVPInt3      ACVPUltra     ACVPUltra2       ACVPVal       ACVPVal2      BBTCapMgr     BBTLgCapV
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     388,561       173,355         41,900              -     1,330,685              -          1,754         8,794
1.00% ..........       198,640        50,680         10,973              -       441,226              -              -             -
1.05% ..........        36,212        13,018          1,987              -        90,447              -              -            33
1.10% ..........        37,278        41,958          8,423              -       356,311              -          3,263         6,876
1.15% ..........        16,269        22,693          7,476              -       188,983              -          2,870         3,618
1.20% ..........       175,114       115,376         30,577              -       741,932              -              9           169
1.25% ..........        19,106        10,025          3,537              -       101,861              -            301         1,161
1.30% ..........        34,640        10,009          1,384              -       204,784              -            563         1,103
1.35% ..........        15,867        19,563          4,137              -       173,517              -            519         1,620
1.40% ..........       126,336       115,807         29,426              -       946,987              -            231         6,898
1.45% ..........        83,536        21,921          8,942              -       306,332              -          1,166           757
1.50% ..........        26,199         8,494          1,851         17,767        93,671         42,175             68            70
1.55% ..........        35,406        29,806         17,836              -       455,798              -          2,481         8,843
1.60% ..........        12,018        27,996          7,127          1,117       186,802          6,503          3,316         2,172
1.65% ..........        18,057        17,883          8,200          8,939       132,735         14,745          2,085           290
1.70% ..........         3,666         8,265            984              -        56,761              -          6,685            52
1.75% ..........         4,225         7,581          5,821          3,115        67,509          5,178              3            21
1.80% ..........         3,066         7,592          2,092            464        51,525          8,533              -             -
1.85% ..........         4,989         9,234          3,618              -        83,018              -              -         1,159
1.90% ..........         1,442           948            156            349        16,516          7,822              -         1,462
1.95% ..........         7,261         2,568            518          6,813        11,868         18,115              -             -
2.00% ..........         2,000         1,827          2,785          1,280        55,399          3,459              -           576
2.05% ..........         3,580         9,550            196          4,253        50,879         12,027              -             -
2.10% ..........           278           313            622          4,015         7,891         11,707              -             -
2.15% ..........           112           857            549            179        14,555          1,660              -             -
2.20% ..........           774         1,464            466          5,118        19,541          9,735              -             -
2.25% ..........             -           282            101              -         4,052              -              -             -
2.30% ..........            11           281              -              -         8,495              -              -             -
2.35% ..........             -            39              -              -             -          2,038              -             -
2.40% ..........             -         1,518              -              -        15,734              -              -             -
2.45% ..........             -             -              -            213         3,053          2,615              -             -
2.50% ..........             -             -              -          1,177           588            704              -             -
2.55% ..........             -             -              -              -         2,298              -              -             -
2.60% ..........             -           635            171            287         2,058          3,107              -             -
2.65% ..........             -             -              -              -           357              -              -             -
2.70% ..........             -             -            161              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,254,643       731,538        202,016         55,086     6,224,168        150,123         25,314        45,674
                 ============= ============= ============== ============== ============= ============== ============== =============

                     BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,060         6,999         22,734         48,341        70,035              -        127,904             -
1.00% ..........             -             -          8,290         26,295        32,802              -         44,529             -
1.05% ..........            37            75          3,537          6,312        11,877              -          9,509             -
1.10% ..........         3,045         3,967            549            515         1,420              -         30,617             -
1.15% ..........           199           673             20             78           415              -         21,815             -
1.20% ..........             -           119          2,937          4,990        19,364              -         68,014             -
1.25% ..........           917           661             57            939         2,493              -         13,204             -
1.30% ..........           842           761            100            626         2,624              -         15,794             -
1.35% ..........           668           845            112            207           156              -         20,992             -
1.40% ..........         2,537         4,818             63             98         6,344              -         86,615             -
1.45% ..........           893           865              -             78         3,330              -         21,313             -
1.50% ..........            65            65              -            671         1,993          4,082          8,392           896

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.55% ..........         2,490         2,198              -              -           380              -         29,838             -
1.60% ..........         2,140         3,201              -             31           631          1,097         21,111            57
1.65% ..........            39           497              5            204           322          1,673         10,183         1,354
1.70% ..........            50            17              -              -            59              -          5,449             -
1.75% ..........           146           221              -              -           125          2,300          5,063            24
1.80% ..........            15             -              -              -           445            558          5,672             -
1.85% ..........         4,808         5,184              -              -            89              -          8,397             -
1.90% ..........             -         2,307              -              -            26            436          2,165            32
1.95% ..........             -             -              -              -             -          3,374          1,110           575
2.00% ..........           571             -              -              -            27            448          2,600             -
2.05% ..........         3,472           979              -              -             -          2,897          6,113           670
2.10% ..........             -             -              -              -            19          2,153            321         2,857
2.15% ..........             -             -              -              -             -            545            951           130
2.20% ..........             -             -              -              -             -          5,994            684            67
2.25% ..........             -             -              -              -             -              -            798             -
2.30% ..........             -             -              -              -             8              -            264             -
2.35% ..........             -             -              -              -             -              -            150             -
2.40% ..........             -             -              -              -             -              -             10             -
2.45% ..........             -             -              -              -             -            282              4           560
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -          1,286              -           433
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      25,994        34,452         38,404         89,385       154,984         27,125        569,581         7,655
                 ============= ============= ============== ============== ============= ============== ============== =============

                      DrySRGro      DryStkIx      DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal     FedAmLeadS     FedCapApS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     451,265     3,425,695        564,609              -           587            792              -             -
1.00% ..........       212,040     1,774,559        253,008              -             -              -              -             -
1.05% ..........        40,468       319,609         64,074              -             -              -              -             -
1.10% ..........       125,140       588,603        100,470              -           338            600              -             -
1.15% ..........        36,137       325,296         54,023              -             -            521              -             -
1.20% ..........       152,265     1,266,573        241,272              -             -              -              -             -
1.25% ..........        22,630       177,697         34,492              -            21              -              -             -
1.30% ..........        30,013       284,023         49,703              -             -              -              -             -
1.35% ..........        17,237       250,832         46,082              -           217              -              -             -
1.40% ..........       181,575     1,416,163        235,088              -           302          1,613              -             -
1.45% ..........       109,682       585,561         49,179              -             -              -              -             -
1.50% ..........        19,324       140,300         21,878         10,323             -              -          3,041         2,129
1.55% ..........        39,532       493,245         72,622              -           751          1,770              -             -
1.60% ..........        19,461       268,588         41,193          5,390             -              -            137         4,522
1.65% ..........        27,273       135,016         34,768          7,803             -              -          1,563           711
1.70% ..........         9,272       142,757         10,143              -             -              -              -             -
1.75% ..........         4,152        83,394         10,207          3,089             -              -            574           115
1.80% ..........         4,153        71,349         11,806            801             -              -            218           349
1.85% ..........         6,891        73,026          9,992              -         4,354              -              -             -
1.90% ..........         1,917        25,718          4,622            918             -              -              -           711
1.95% ..........         4,686        30,771          2,516          5,275             -              -          1,653         6,355
2.00% ..........         4,841        40,532          5,178              -             -              -              -             -
2.05% ..........         3,968        62,913          8,337         17,526             -              -            506         2,429
2.10% ..........         1,062         7,018          1,648          4,646             -              -            974         2,669
2.15% ..........           391        14,973          2,908            131             -              -              -             -
2.20% ..........           937        13,877          1,224          6,167             -              -          2,035         3,581
2.25% ..........         1,227         1,849          1,334              -             -              -              -             -
2.30% ..........           176         3,783            375              -             -              -              -             -
2.35% ..........           281           585             30            381             -              -          1,503             -
2.40% ..........           131           307          2,021              -             -              -              -             -
2.45% ..........            33           738             15          2,099             -              -              -             -
2.50% ..........             -             -              -          1,233             -              -              -             -
2.55% ..........            22             -             28              -             -              -              -             -
2.60% ..........             -             -          1,466            467             -              -            243           316
2.65% ..........             1            70            102              -             -              -              -             -
2.70% ..........            99             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,528,282    12,025,420      1,936,413         66,249         6,570          5,296         12,447        23,887
                 ============= ============= ============== ============== ============= ============== ============== =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     FedHiIncS     FedQualBd     FedQualBdS      FidVIPEIS     FidVIPEI2      FidVIPGrS      FidVIPGr2     FidVIPHIS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       931,856              -      2,470,698             -      1,845,978              -       811,521
1.00% ..........             -       255,717              -      1,114,237             -      1,009,101              -       344,593
1.05% ..........             -        53,400              -        241,349             -        165,146              -        96,047
1.10% ..........             -       272,780              -        506,752             -        323,291              -       138,444
1.15% ..........             -       173,405              -        270,278             -        149,737              -        65,034
1.20% ..........             -       602,087              -      1,145,330             -        970,118              -       499,652
1.25% ..........             -        87,022              -        159,565             -        118,182              -        41,993
1.30% ..........             -       111,449              -        180,674             -        210,746              -        78,047
1.35% ..........             -       161,991              -        296,834             -        187,670              -        73,036
1.40% ..........             -       783,358              -      1,530,938             -      1,125,548              -       439,569
1.45% ..........             -       206,174              -        510,089             -        536,971              -       163,891
1.50% ..........        20,164        82,603         47,370        128,550        62,832        106,523         22,626        41,894
1.55% ..........             -       367,667              -        574,650             -        305,214              -       148,626
1.60% ..........         4,406       234,570         14,020        300,858        20,351        126,501         10,310        68,790
1.65% ..........        18,926        94,161         32,992        177,482        37,012        135,460         14,099        42,928
1.70% ..........             -        75,878              -         65,289             -        121,298              -        22,688
1.75% ..........         5,705       101,112         10,335         91,876        19,558         44,599          7,699        51,491
1.80% ..........         1,988        38,454          2,737         79,453        10,748         38,646          3,198        19,956
1.85% ..........             -        64,751              -        106,008             -         39,830              -        19,969
1.90% ..........           862        17,136          3,346         14,815        10,648         16,617          1,638         2,151
1.95% ..........         8,206         8,518         27,821         20,253        33,352         12,040          7,840         6,212
2.00% ..........           226        41,652            383         39,146         1,247         28,059            451        21,733
2.05% ..........        11,215        51,548         18,461         65,463        14,475         20,524         13,907        12,145
2.10% ..........        28,189         6,020         25,039          2,376        36,276          5,398          9,067         4,717
2.15% ..........         4,457         7,379          2,831          5,851           869          7,438            197         5,682
2.20% ..........         6,496        12,523         18,554         20,866        19,861          6,591         10,138         9,068
2.25% ..........             -         2,777              -          3,663             -          1,831              -           245
2.30% ..........             -         5,269              -          1,849             -            332              -           834
2.35% ..........           954            62            884             23           700             40            114             -
2.40% ..........             -         9,713              -            798             -             34              -           253
2.45% ..........         1,220            71          1,226          2,997         2,401              -          3,479            22
2.50% ..........         6,945           712          2,572              -         5,737            310          1,595             -
2.55% ..........             -           544              -            714             -              -              -           236
2.60% ..........         1,673         4,411         11,531          1,612        10,096          1,486          2,790             -
2.65% ..........             -           287              -             20             -             30              -            20
2.70% ..........             -           770              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals .......      $121,632     4,867,827        220,102     10,131,356       286,163      7,661,289        109,148     3,231,487
                 ============= ============= ============== ============== ============= ============== ============== =============

                     FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     241,734             -        243,149      2,129,669             -         52,782        338,829             -
1.00% ..........       103,788             -         56,284      1,047,193             -         34,328        233,070             -
1.05% ..........        24,610             -          9,609        174,163             -          4,945         42,747             -
1.10% ..........        17,553             -         29,789        361,149             -         17,852         23,482             -
1.15% ..........         9,403             -         23,961        188,078             -          3,776          8,371             -
1.20% ..........       111,009             -        134,114        993,328             -         36,761         95,124             -
1.25% ..........        17,658             -          9,134        115,084             -          5,330         14,589           644
1.30% ..........        19,188             -         20,468        185,608             -          7,715         19,446             -
1.35% ..........        11,243             -         22,146        161,592             -          6,220          9,976             -
1.40% ..........        76,104             -        124,693      1,095,416             -         35,728         76,296             -
1.45% ..........        46,716             -         25,188        485,545             -         10,430         40,153             -
1.50% ..........         8,710        21,837          8,743        126,219        49,740          3,810          9,251        30,754
1.55% ..........        15,211             -         31,951        343,167             -          9,030         24,344             -
1.60% ..........         4,841         5,195         21,720        185,090        14,041         23,895          9,683        11,130
1.65% ..........         6,024        19,774         18,811        136,883        32,643          2,258         11,417        16,582
1.70% ..........         3,314             -          7,144         41,253             -          1,147          5,382             -
1.75% ..........         2,889         7,207          6,972         74,164        17,163          2,682          4,008         8,309
1.80% ..........         3,616         2,834         10,488         61,826         5,252          3,198          2,096         3,437
1.85% ..........         5,612             -          8,186         65,811             -          1,937          4,344             -
1.90% ..........         1,153         4,762          3,528         21,268         7,550            959          1,261         4,342
1.95% ..........         1,189        25,355            634         18,958        44,574             67          1,457        23,532
2.00% ..........         2,408         1,326          4,530         47,830         2,509            741          1,088         1,432
2.05% ..........         2,152        15,244          2,889         36,562        20,721          1,822          1,292        20,660
2.10% ..........           861        18,460          1,004          5,492        27,981            561            157        20,907
2.15% ..........             -           416          2,092          9,427           987             32          1,894           668
2.20% ..........           802        13,089          1,260          8,002        21,099              -            538        12,644
2.25% ..........            31             -            750          1,924             -            139             12             -
2.30% ..........             -             -          3,302          5,921             -              -             15             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.35% ..........             -           810              -            159         1,969              -             19           227
2.40% ..........             -             -          5,707         15,579             -              -              -             -
2.45% ..........             -         2,741             28            806           841              -              -         2,026
2.50% ..........             -         1,847              -          1,130         1,644              -              -         4,223
2.55% ..........             -             -            450          1,521             -              -              -             -
2.60% ..........             -         2,183            721          2,576         3,577              -              -         1,612
2.65% ..........             -             -            135            330             -              -              -             -
2.70% ..........             -             -            186            627             -              -              -             -
2.85% ..........             -             -              -             11             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     737,819       143,080        839,766      8,149,361       252,291        268,145        980,341       163,129
                 ============= ============= ============== ============== ============= ============== ============== =============

                    FidVIPValS   FidVIPValS2        FHCapAp       FHCoreEq  FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2  FrVIPForSec3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     143,214             -            341          1,356             -              -              -             -
1.00% ..........        59,978             -              -              -             -              -              -             -
1.05% ..........         5,585             -              -              1             -              -              -             -
1.10% ..........        28,062             -            119          5,618             -              -              -             -
1.15% ..........        21,300             -          1,348          1,671             -              -              -             -
1.20% ..........        75,779             -            170          1,658             -              -              -             -
1.25% ..........        12,822             -              -             70         1,817            611            677            53
1.30% ..........        13,824             -              -            148             -              -              -             -
1.35% ..........        21,855             -              -            292             -              -              -             -
1.40% ..........       120,625             -          1,552          2,856             -              -              -             -
1.45% ..........        89,616             -              -            379             -              -              -             -
1.50% ..........         4,906        11,283            348            300             -              -              -             -
1.55% ..........        47,355             -            225          3,314             -              -              -             -
1.60% ..........        22,576         2,855            192            516             -              -              -             -
1.65% ..........        11,064         2,226            368            898             -              -              -             -
1.70% ..........         9,680             -          2,477          1,982             -              -              -             -
1.75% ..........         7,466         2,880              -          1,838             -              -              -             -
1.80% ..........         4,414         1,204              -             18             -              -              -             -
1.85% ..........        11,677             -              -              -             -              -              -             -
1.90% ..........         1,103         1,365              -              -             -              -              -             -
1.95% ..........           767         7,474              -            100             -              -              -             -
2.00% ..........         9,584            21             51            899             -              -              -             -
2.05% ..........         1,377         3,835              -              -             -              -              -             -
2.10% ..........           915         7,488              -              -             -              -              -             -
2.15% ..........         3,050         1,302              -              -             -              -              -             -
2.20% ..........         1,190         3,111              -              -             -              -              -             -
2.25% ..........           915             -              -              -             -              -              -             -
2.30% ..........         2,064             -              -              -             -              -              -             -
2.35% ..........             6           214              -              -             -              -              -             -
2.40% ..........         5,302             -              -              -             -              -              -             -
2.45% ..........           128             -              -              -             -              -              -             -
2.50% ..........           185           746              -              -             -              -              -             -
2.55% ..........           452             -              -              -             -              -              -             -
2.60% ..........             -           760              -              -             -              -              -             -
2.65% ..........           150             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     738,986        46,764          7,191         23,914         1,817            611            677            53
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     169,589             -         52,502        724,164        15,216        102,487              -       528,886
1.00% ..........        88,912             -         16,263        287,767         2,873         45,842              -       212,352
1.05% ..........        17,685             -          2,963         49,137           489          5,572              -        46,935
1.10% ..........        22,572             -          7,032        192,301         3,302         19,902              -       124,236
1.15% ..........        25,803             -          9,584        114,055         1,033         14,576              -        82,061
1.20% ..........       125,344             -         33,585        375,452         2,089         49,623              -       337,980
1.25% ..........        19,444            33          1,515         55,392         1,966          6,137              -        44,055
1.30% ..........        15,450             -          4,362         66,513           528          8,407              -        76,642
1.35% ..........        28,332             -          4,037         91,198           573         17,388              -        74,442
1.40% ..........       114,304             -         46,600        512,553         7,189         58,961              -       332,516
1.45% ..........        60,904             -          8,057        224,393         2,296         70,078              -        90,821
1.50% ..........        24,919             -          3,263         51,071           554          5,182            266        30,108
1.55% ..........        33,304             -          7,838        237,236         2,715         29,929              -       140,409
1.60% ..........        33,520             -          4,528         98,571           797         15,217             23        56,753
1.65% ..........        39,200             -          3,191         68,608           656          8,019             99        28,970
1.70% ..........         4,504             -          1,478         27,836           680          4,400              -        41,578

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.75% ..........         8,917             -          1,822         39,611           773          7,834              -        32,620
1.80% ..........         8,329             -          1,402         28,368         1,021          4,692              -        23,495
1.85% ..........         5,467             -          1,103         62,092           968          7,749              -        31,251
1.90% ..........         1,363             -            834         11,953            32          2,174            105         6,274
1.95% ..........         1,874             -             83          7,827             -          2,385             22         3,299
2.00% ..........         4,263             -          1,169         33,841           264          6,606              -        16,356
2.05% ..........         3,822             -          2,565         37,467           553          2,769              -        12,786
2.10% ..........         1,228             -            168          3,989           259            254            154         2,604
2.15% ..........           527             -            184          6,239            21            710            276         4,901
2.20% ..........           494             -            205         14,179             -             71             14         2,526
2.25% ..........           380             -             13          3,317             -            534              -           404
2.30% ..........           292             -              -          6,463             -            678              -         2,152
2.35% ..........             -             -              -            136             -            111              -         1,402
2.40% ..........             3             -            110         15,347             -             21              -         4,008
2.45% ..........            38             -              -          2,354             -              -              -           103
2.50% ..........             -             -              -              -             -              -              -           380
2.55% ..........             -             -              -          1,258             -              -              -           295
2.60% ..........           921             -              -              -             -              -              -             -
2.65% ..........             -             -              -            313             -              -              -           110
2.70% ..........           266             -              -            129             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     861,970            33        216,456      3,451,130        46,847        498,308            959     2,393,710
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITGlFin1    GVITGlFin3     GVITGlHlth    GVITGlHlth3    GVITGlTech    GVITGlTech3     GVITGlUtl1    GVITGlUtl3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        27,516              -         63,614         7,406         40,534              -        22,516
1.00% ..........             -         8,570              -         28,055         4,909         32,966              -        11,867
1.05% ..........             -         2,450              -          4,134           274          2,327              -         2,558
1.10% ..........             -         4,445              -         13,053         3,108          8,650              -         2,065
1.15% ..........             -         3,341              -         12,737           930          4,673              -         4,515
1.20% ..........             -        10,663              -         30,134         5,132         18,356              -        13,387
1.25% ..........            549          758          1,173          3,022           973          2,516            781           597
1.30% ..........             -         1,795              -          4,609           346          5,657              -         2,061
1.35% ..........             -         2,725              -          5,270           350          2,693              -         1,553
1.40% ..........             -        17,374              -         40,327         7,501         25,643              -        15,359
1.45% ..........             -         2,538              -         28,157         2,679         52,669              -         5,376
1.50% ..........             -           741              -          8,630           710          1,896              -           645
1.55% ..........             -         5,691              -         25,512         3,765         23,176              -         8,242
1.60% ..........             -         4,000              -         10,351           839          8,540              -         3,746
1.65% ..........             -         1,870              -         11,855           332          4,660              -           836
1.70% ..........             -           813              -          3,087           381          4,485              -           875
1.75% ..........             -         1,846              -          7,127           266          3,918              -         1,182
1.80% ..........             -           823              -          5,732           313          2,697              -           318
1.85% ..........             -         1,124              -          3,014           699          4,644              -         1,125
1.90% ..........             -         1,121              -          1,492           144            586              -           298
1.95% ..........             -         1,652              -          4,242            12          1,313              -           735
2.00% ..........             -         1,067              -          4,342           222          2,657              -           539
2.05% ..........             -         1,173              -          4,980            44          2,161              -         1,543
2.10% ..........             -            32              -          1,503            19            433              -           186
2.15% ..........             -            12              -            250             -            813              -           154
2.20% ..........             -           112              -          2,014           201            401              -            49
2.25% ..........             -           237              -            561             -            333              -           463
2.30% ..........             -             -              -            410             -            536              -            76
2.35% ..........             -             -              -          1,447             -             55              -             -
2.40% ..........             -             -              -            135             -             36              -           146
2.45% ..........             -             -              -            262             -            331              -             -
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -            226             -             13              -            22
2.60% ..........             -            57              -          2,157             -              -              -             -
2.65% ..........             -             -              -             29             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
Totals ......... $         549       104,546          1,173        332,470        41,555        260,368            781       103,034
                 ============= ============= ============== ============== ============= ============== ============== =============

                     GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $   2,101,328             -        386,311        112,936       239,291        648,976        283,538       314,036
1.00% ..........       950,406             -        219,846         23,895        48,160        199,080         85,116        85,107
1.05% ..........       209,975             -         44,565          4,349        12,156         38,922          8,139        15,431
1.10% ..........       460,108             -         37,511         28,140        65,420        282,876        138,782       139,060

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.15% ..........       235,680             -         18,766         31,917        61,319        228,759        145,917        99,829
1.20% ..........       859,562             -         58,684         56,023       164,150        363,913        154,394       171,559
1.25% ..........       121,076             -         11,060         59,994        32,066        171,902         74,280        71,355
1.30% ..........       135,668             -         28,359          9,911        21,378         68,083         17,552        25,082
1.35% ..........       188,317             -          8,736         17,784        34,359         97,218         56,935        50,226
1.40% ..........     1,222,630             -         71,502         98,821       195,253        787,431        385,457       333,614
1.45% ..........       364,997             -         32,593         17,328        50,200        163,255         81,871        61,385
1.50% ..........       120,354        72,495          4,909         17,222        60,095        174,801         89,905       103,776
1.55% ..........       604,071             -         16,726         46,563       125,065        331,805        142,780       163,928
1.60% ..........       236,621        14,711          5,540         30,226       124,998        308,167        180,924       168,486
1.65% ..........       137,543        56,013          6,823         37,263        62,504        138,715         97,273        68,145
1.70% ..........        71,416             -          3,537          8,539        13,077         62,622         27,530        28,138
1.75% ..........       102,504        14,506          3,193         10,809        46,541        173,308         68,930        83,762
1.80% ..........        83,105         6,400          1,500         17,737         9,711         49,825         24,785        37,798
1.85% ..........        77,983             -          4,801         18,549        31,018        114,917         61,790        39,445
1.90% ..........        17,124         8,670            587          2,330           174         13,333         21,168         5,115
1.95% ..........        17,781        48,497             90         37,831        11,252         82,436         50,571        22,331
2.00% ..........        66,613           970          2,675          8,201        13,436         45,195         47,505        19,928
2.05% ..........        57,754        22,867            418         22,780        14,702         87,918         40,473        32,897
2.10% ..........         9,485        53,746             89          8,794        21,496         90,391         37,232        30,854
2.15% ..........         8,688         1,326            659          1,919         4,214         27,058         15,142        19,250
2.20% ..........         7,431        26,447            966         25,925         8,854         83,654         65,137        44,490
2.25% ..........         4,586             -            661          1,532         3,449         18,612          8,549         3,309
2.30% ..........         7,628             -             54          2,904           401          8,137         10,722         1,898
2.35% ..........            14           952             11            604           176          6,480          1,230           139
2.40% ..........         9,221             -              -          2,177         1,065         15,173         11,400         2,402
2.45% ..........         2,034         3,304            229          1,211            74          3,823          2,189         2,202
2.50% ..........             3         4,437              4             11           205         17,506          4,026        12,470
2.55% ..........           743             -              -            231             -          1,280          1,115             -
2.60% ..........           330         8,228              -         14,909         5,783          3,167         12,130        10,674
2.65% ..........           337             -              -             60            66            223            401            68
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -            218             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   8,493,116       343,569        971,405        779,425     1,482,108      4,908,961      2,455,106     2,268,189
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,130        12,048              -        454,777       239,545      1,804,833      1,728,475             -
1.00% ..........           659         2,036              -        206,313       102,159        743,017        962,918             -
1.05% ..........           430         1,031              -         41,399        18,225        190,499        147,852             -
1.10% ..........           316         3,223              -         88,522        53,907        295,711        225,242             -
1.15% ..........           478         2,752              -         47,396        26,827        154,006         77,307             -
1.20% ..........         1,062         8,836              -        215,710       151,926      1,202,944        277,705             -
1.25% ..........           423         1,277            587         23,493        17,225        112,022         55,335             -
1.30% ..........           580           505              -         37,885        34,433        168,674         50,395             -
1.35% ..........           383         2,361              -         46,970        19,367        207,628         51,360             -
1.40% ..........         2,799        12,742              -        288,699       169,325      1,276,293        481,012             -
1.45% ..........            90         4,343              -        108,794        91,650        593,251        233,455             -
1.50% ..........           143         1,645            192         24,303        20,271        174,080         48,944         8,504
1.55% ..........           944         4,144              -        121,417        65,170        523,525        141,551             -
1.60% ..........         1,374         6,012            548         40,325        30,386        224,554         48,227         1,873
1.65% ..........           140         2,415             83         24,642        15,332        155,657         44,512         4,678
1.70% ..........             -           769              -         11,423         8,144         81,632         25,023             -
1.75% ..........             -           339            335         21,908         6,616         74,915         14,020         1,659
1.80% ..........           184           899              -         10,070         9,616         53,848          9,831         1,161
1.85% ..........           418           768              -         15,678        13,808         83,684         22,733             -
1.90% ..........           135            21              6          3,117         4,844         18,135          5,640           767
1.95% ..........             -             -             42          5,447         2,143         32,075          4,460         2,280
2.00% ..........             -           294              -         11,559         8,299         42,279         10,357             -
2.05% ..........             -           671             39          5,250         6,757         37,585          6,098         2,424
2.10% ..........            12           263            146            878         1,740         38,704          2,957         2,302
2.15% ..........             -            22              -          4,690         2,365         10,242          3,063             -
2.20% ..........             -             -             26          1,726           793         24,030          2,931         5,048
2.25% ..........             -             -              -            481         1,511          1,921            645             -
2.30% ..........             -             -              -          4,402         1,025          4,157          1,140             -
2.35% ..........             -             -              -             57            27          1,303             57             -
2.40% ..........             -             -              -         10,356         2,026          1,019            334             -
2.45% ..........             -             -              -              -            57          2,548            449           567
2.50% ..........             -             -              -              -             -          1,208             57        14,624

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.55% ..........             -             -              -            933           220              2             21             -
2.60% ..........             -             -              -             44             -          1,244              -           378
2.65% ..........             -             -              -            234            47              -             26             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      13,700        69,416          2,004      1,878,898     1,125,786      8,337,225      4,684,132        46,265
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITLead     GVITLead3    GVITNStrVal    GVITSmCapGr  GVITSmCapGr2   GVITSmCapVal  GVITSmCapVal2    GVITSmComp
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        13,491         20,587        216,188             -      1,373,498              -       992,503
1.00% ..........             -         8,074          9,302         74,832             -        444,190              -       413,093
1.05% ..........             -           664          2,672         11,471             -         90,411              -        68,134
1.10% ..........             -         2,205            497         71,871             -        293,008              -       178,092
1.15% ..........             -         1,386            224         35,848             -        137,777              -        90,470
1.20% ..........             -         7,379          5,411        143,122             -        578,803              -       463,862
1.25% ..........            44         2,708            561         20,522             -         78,738              -        55,804
1.30% ..........             -         1,446          1,063         32,424             -         98,568              -        90,466
1.35% ..........             -         2,469            239         33,290             -        135,752              -        79,734
1.40% ..........             -        11,164          1,494        199,095             -        754,407              -       504,049
1.45% ..........             -         4,441          1,993         92,248             -        280,321              -       197,893
1.50% ..........             -           934          1,067         20,417         9,736         63,938         14,576        48,083
1.55% ..........             -         5,668            108         76,666             -        321,134              -       160,025
1.60% ..........             -         6,081              -         42,376           585        138,004          3,090        79,733
1.65% ..........             -         3,353            251         27,070         3,980         99,325          9,221        89,312
1.70% ..........             -           244              3         21,363             -         55,376              -        25,997
1.75% ..........             -             7              -         12,116         2,211         57,281          2,468        28,613
1.80% ..........             -           374             33         10,869           435         38,757            803        30,779
1.85% ..........             -            44            190         21,758             -         74,004              -        56,051
1.90% ..........             -             -             16          3,361           440         15,840          1,544         7,549
1.95% ..........             -            19              -          1,568         5,313         17,120          5,938         9,137
2.00% ..........             -            36             10         11,151            10         72,465            125        17,335
2.05% ..........             -         2,148              -          9,882         3,987         35,171          5,801        23,226
2.10% ..........             -             -              9          2,121         5,101          5,214          6,510         2,702
2.15% ..........             -             -              -          1,093           315          6,980          1,095         3,154
2.20% ..........             -            53              -          2,850         1,489         20,104          4,802         3,961
2.25% ..........             -            29              -            936             -          2,798              -         1,846
2.30% ..........             -             -              -            390             -          3,936              -         2,488
2.35% ..........             -             -              -            115           794            224             10             -
2.40% ..........             -            29              -            299             -          1,314              -         5,889
2.45% ..........             -             -              -              -           170          2,323              -             4
2.50% ..........             -             -              -              -             -              -             76           134
2.55% ..........             -             -              -              2             -            255              -           722
2.60% ..........             -             -              -              -           611              -            596             -
2.65% ..........             -             -              -             50             -             53              -           128
2.70% ..........             -             -              -              -             -              -              -           133
2.85% ..........             -             -              -              -             -             11              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $          44        74,446         45,730      1,197,364        35,177      5,297,100         56,655     3,731,101
                 ============= ============= ============== ============== ============= ============== ============== =============

                   GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -         1,646          3,003              -        59,679        514,703         86,007        15,484
1.00% ..........             -           664          2,691              -        40,842        208,848         36,964         7,638
1.05% ..........             -             6            343              -         2,131         46,734         10,451           785
1.10% ..........             -           393            545              -        18,074         83,393          8,234         2,151
1.15% ..........             -           243            202              -         7,992         42,474          2,762         2,072
1.20% ..........             -           681          1,825              -        34,663        227,173         23,122         5,671
1.25% ..........             -           115             48          1,813         3,406         28,050          4,324         1,113
1.30% ..........             -            16          2,596              -         8,140         43,442         12,012         3,957
1.35% ..........             -           219            442              -         6,309         48,561          3,306         2,390
1.40% ..........             -           675          3,441              -        47,431        321,737         24,351        10,284
1.45% ..........             -           304            525              -        30,207        110,223          8,931         4,419
1.50% ..........        16,166           254            554              -        15,868         46,084          1,395           456
1.55% ..........             -           474            576              -        20,136        101,420          6,922         4,232
1.60% ..........         8,201           100            328              -        13,351         50,515          2,019         1,315
1.65% ..........         4,531            53            442              -         7,453         48,607          2,206         1,421
1.70% ..........             -            32             70              -         4,060         18,843            247         1,828
1.75% ..........         3,636             -              -              -         7,567         24,303            557           437
1.80% ..........         4,565             -            138              -         3,882         14,075          2,519           527
1.85% ..........             -            88             30              -         3,365         14,990          2,352           637
1.90% ..........         4,838             -              4              -           876          5,751            165           378

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.95% ..........         8,110             -              -              -         4,093         18,704              9           222
2.00% ..........         2,271            12              8              -         8,663         10,402             61         4,391
2.05% ..........         7,620            98              -              -         3,777         23,238          1,350             -
2.10% ..........         6,880             -              -              -           751          9,156            323           122
2.15% ..........           450             -              -              -           384          6,319              -         1,917
2.20% ..........         8,635             -              -              -           200         13,369            897            53
2.25% ..........             -             -              -              -            44            297             12           297
2.30% ..........             -             -              -              -            69          3,258              -         3,666
2.35% ..........             -             2              1              -             -          1,036             19             -
2.40% ..........             -             -              -              -           339          4,447              -        10,157
2.45% ..........         1,875             -             73              -            71          2,834              -             -
2.50% ..........         1,464             -              -              -             -            878            157             -
2.55% ..........             -             -              -              -             -            292              -           539
2.60% ..........         2,317             -              -              -         1,195          3,943              -             -
2.65% ..........             -             -              -              -             -            110              -           209
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      81,559         6,075         17,885          1,813       355,018      2,098,209        241,674        88,768
                 ============= ============= ============== ============== ============= ============== ============== =============

                        JanBal      JanCapAp    JanGlTechS2      JanGlTech   JanIntGroS2      JanIntGro     JanRMgCore   JPMSTMidCap
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       464,971         39,002        120,948       110,791        251,452         10,110        12,935
1.00% ..........             -       221,526         15,279         65,243        34,380        130,592          1,460         5,641
1.05% ..........             -        31,812          3,204          8,875        10,678         13,755            157         1,171
1.10% ..........             -       101,978         13,311         19,552        45,081         54,509            186         1,842
1.15% ..........             -        53,811          6,324         11,304        21,191         30,261             49           874
1.20% ..........             -       369,854         31,415         86,135        91,742        217,209          6,461         8,590
1.25% ..........         1,049        46,431          8,490         10,845        18,989         21,827            104         1,040
1.30% ..........             -       108,217          4,733         16,968        12,227         38,187             22           656
1.35% ..........             -        54,577          7,376          7,633        22,183         17,224             51         1,303
1.40% ..........             -       575,193         42,248        146,943       108,797        281,339          8,631        12,485
1.45% ..........             -       341,750         17,144         92,951        48,950        198,239          1,770         4,543
1.50% ..........             -        63,246          3,539         19,141        11,819         43,064             56           347
1.55% ..........             -       153,366         17,732         25,141        33,121         60,316            957         2,998
1.60% ..........             -        66,792          6,777         11,591        26,921         23,093            797           516
1.65% ..........             -        79,242          9,533         15,756        22,216         25,186            573           601
1.70% ..........             -        34,421          6,218          4,991        20,147         15,106              4           306
1.75% ..........             -        18,031          1,977            872        10,226          5,616          1,184           245
1.80% ..........             -        24,376          3,163          2,972         6,538         13,604             46           368
1.85% ..........             -        26,727          2,591          2,743        10,524         14,705             29           378
1.90% ..........             -        15,898            746          2,972         4,202          3,097          1,054           128
1.95% ..........             -        15,730            226          2,285         2,419          4,810              -             5
2.00% ..........             -        13,495          2,276          1,810         3,725          8,426             49            24
2.05% ..........             -        11,795          1,879          3,314         6,805          3,737            194           737
2.10% ..........             -         2,851            341            757           729          1,928              1           269
2.15% ..........             -         4,121            718            310           191            405              -            78
2.20% ..........             -         3,071            198            772            84          2,356              -            68
2.25% ..........             -         1,181            238             38            25            481              7             3
2.30% ..........             -           151            177             15            33             62              -           440
2.35% ..........             -            52              5             16             -             27            180             -
2.40% ..........             -         1,314             31              -           112              -              -            10
2.45% ..........             -             8              -              4             -              8              -           192
2.50% ..........             -           700              -              -            37             80              -             -
2.55% ..........             -             -              -              -             -              -              -            13
2.60% ..........             -           832              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -           231              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       1,049     2,907,751        246,891        682,897       684,883      1,480,701         34,132        58,806
                 ============= ============= ============== ============== ============= ============== ============== =============

                   MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -              -              -             -              -        323,577        96,563
1.00% ..........             -             -              -              -             -              -        146,119        26,411
1.05% ..........             -             -              -              -             -              -         37,399         5,625
1.10% ..........             -             -              -              -             -              -         59,460        18,969
1.15% ..........             -             -              -              -             -              -         34,828         8,404
1.20% ..........             -             -              -              -             -              -        130,373        91,780
1.25% ..........           785             -              -            266           192              -         23,743         4,436
1.30% ..........             -             -              -              -             -              -         28,812         4,889

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.35% ..........             -             -              -              -             -              -         38,940        15,154
1.40% ..........             -             -              -              -             -              -        163,440        62,796
1.45% ..........             -             -              -              -             -              -         71,554        19,253
1.50% ..........             -        15,120          5,567          8,847         9,388          3,213         17,715        10,026
1.55% ..........             -             -              -              -             -              -         77,833        29,232
1.60% ..........             -         3,746          1,204          2,590         1,098             93         44,057        11,775
1.65% ..........             -        11,557          6,269         11,632         2,311          1,290         22,171         6,786
1.70% ..........             -             -              -              -             -              -         13,028         2,140
1.75% ..........             -         4,735          1,664          4,878           970            462         11,243         2,194
1.80% ..........             -         2,909            706            157             -              -          6,422         6,256
1.85% ..........             -             -              -              -             -              -         15,248         2,084
1.90% ..........             -         2,974          1,759          1,898           224            389          4,498           262
1.95% ..........             -         8,536          6,616          7,916         4,197          2,384          2,998           695
2.00% ..........             -         1,927             12          1,170           377              -         17,641           227
2.05% ..........             -         9,649          2,951          9,206         6,359          1,635         11,224         1,353
2.10% ..........             -         7,245          3,288          3,138         1,499          2,811          1,025         6,436
2.15% ..........             -           485            476          1,982           309            687          1,376             -
2.20% ..........             -         4,111          3,341          5,772         2,510          3,667          1,394         1,227
2.25% ..........             -             -              -              -             -              -             73             -
2.30% ..........             -             -              -              -             -              -            457             -
2.35% ..........             -           201            391          2,045             -          1,194              -            33
2.40% ..........             -             -              -              -             -              -             56             -
2.45% ..........             -           826            386            848           787              -              -             -
2.50% ..........             -         1,456          1,398            201           423            373              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -         2,840            127            720           142            637              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $         785        78,317         36,155         63,266        30,786         18,835      1,306,704       435,006
                 ============= ============= ============== ============== ============= ============== ============== =============

                     NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     462,602       418,457            551        594,125     1,293,083              -        340,931       420,820
1.00% ..........       221,236       238,125            689        280,872       542,703              -         96,807       107,254
1.05% ..........        37,671        43,902             30         48,280        85,242              -         13,154        18,566
1.10% ..........       110,881        49,848            297        153,227       353,678              -         93,766       135,418
1.15% ..........        47,707        15,490             56         55,775       184,051              -         61,619        73,922
1.20% ..........       248,770       133,790          1,142        242,676       590,304              -        199,413       329,908
1.25% ..........        35,410        13,664             22         47,933        97,629              -         22,841        45,958
1.30% ..........        44,965        16,995            244         56,050       120,649              -         34,455        59,617
1.35% ..........        38,106        20,840              9         37,250       147,064              -         52,751        81,712
1.40% ..........       329,184       146,703            823        335,167       778,129              -        296,072       372,553
1.45% ..........       199,098        71,028            135        210,798       350,202              -         75,760       119,207
1.50% ..........        32,813        10,132             18         40,414        87,679         27,432         40,184        36,751
1.55% ..........       117,519        73,718            122         87,902       338,342              -        112,131       148,726
1.60% ..........        52,832        15,929            121         36,197       163,092         10,967         65,005        77,078
1.65% ..........        41,770        21,931            121         60,327       144,553         14,493         43,894        84,797
1.70% ..........        21,757         6,714              1         33,788        78,593              -         14,106        25,521
1.75% ..........        21,635         4,378              -         10,331        53,098          7,587         25,996        30,713
1.80% ..........        11,243         6,597              -         14,813        48,212          9,009         21,768        36,047
1.85% ..........        12,884         3,527              -         21,102        83,350              -         30,718        22,391
1.90% ..........         7,236         1,195              -          5,559        17,524          3,737         10,435         8,943
1.95% ..........         4,333           152             14          5,901         9,829         16,230         12,803         9,635
2.00% ..........         6,692         3,317            259          8,174        42,513            495          6,072        13,723
2.05% ..........        12,561         4,300              -          5,885        38,734         13,183         19,264        22,757
2.10% ..........         2,868           276              5          2,066         3,687         10,877         10,914         1,759
2.15% ..........         1,788           169              -            357         4,807          1,269          1,918         1,248
2.20% ..........         4,976           850            344          3,537         7,487          8,914         10,995         2,299
2.25% ..........           503            72              -            421         2,833              -            121         1,140
2.30% ..........           106            36              -            131           668              -             70           336
2.35% ..........            89            26              -              3            95              -             60             -
2.40% ..........             3             -              -              5         2,585              -            241         1,094
2.45% ..........             -             -              -              -           591            294          1,873             -
2.50% ..........             -             -              -            112           437          6,108            438             8
2.55% ..........             -             -              -              -           454              -              -           502
2.60% ..........             -             -              -             72             -          3,819          2,859             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.65% ..........             9             -              -              9           415              -             54            73
2.70% ..........             -             -              -            512           108              -              -           126
2.85% ..........             -             -              -              -             -              -              -            11
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   2,129,247     1,322,161          5,003      2,399,771     5,672,420        134,414      1,719,488     2,290,613
                 ============= ============= ============== ============== ============= ============== ============== =============

                     OppGlSecS   OppHighIncS      OppMSFund     OppMSFundS   OppMSSmCapS    OppStratBdS      PVTGroInc        StOpp2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -        964,540              -             -              -              -       453,138
1.00% ..........             -             -        458,263              -             -              -              -       110,277
1.05% ..........             -             -         85,104              -             -              -              -        20,176
1.10% ..........             -             -        211,324              -             -              -              -       165,676
1.15% ..........             -             -        106,609              -             -              -              -       103,168
1.20% ..........             -             -        519,626              -             -              -              -       399,646
1.25% ..........             -           482         81,734              -           300              -             86        50,816
1.30% ..........             -             -        118,392              -             -              -              -        54,450
1.35% ..........             -             -        119,992              -             -              -              -        90,470
1.40% ..........             -             -        767,479              -             -              -              -       401,706
1.45% ..........             -             -        387,916              -             -              -              -       144,317
1.50% ..........        16,965             -         85,290         30,748             -         13,039              -        42,326
1.55% ..........             -             -        272,884              -             -              -              -       216,435
1.60% ..........        11,873             -        134,028          6,154             -         11,438              -        94,808
1.65% ..........         9,134             -         94,242         42,905             -         15,711              -        82,227
1.70% ..........             -             -         28,426              -             -              -              -        39,297
1.75% ..........         8,164             -         39,951          8,411             -          5,049              -        38,991
1.80% ..........         5,821             -         54,917          2,506             -          1,879              -        46,727
1.85% ..........             -             -         46,637              -             -              -              -        30,587
1.90% ..........         2,630             -         10,976          2,860             -          2,599              -         5,075
1.95% ..........        16,585             -          9,524          9,529             -         14,998              -        10,381
2.00% ..........           645             -         23,601          1,604             -             34              -        18,105
2.05% ..........        16,073             -         16,387         12,336             -          5,676              -        24,125
2.10% ..........        15,716             -          4,162         23,399             -         11,859              -         1,455
2.15% ..........         1,045             -          3,945            913             -          1,363              -         3,375
2.20% ..........        14,303             -          8,013         13,156             -          4,039              -         6,212
2.25% ..........             -             -          1,900              -             -              -              -         1,339
2.30% ..........             -             -          1,016              -             -              -              -           335
2.35% ..........           693             -            231            293             -            421              -             -
2.40% ..........             -             -          1,244              -             -              -              -         1,620
2.45% ..........         1,633             -            107            325             -          1,395              -           465
2.50% ..........           754             -            356            126             -            139              -           532
2.55% ..........             -             -              -              -             -              -              -           709
2.60% ..........         1,066             -          1,362          1,995             -          1,061              -         1,953
2.65% ..........             -             -             58              -             -              -              -            65
2.70% ..........             -             -              -              -             -              -              -           556
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     123,100           482      4,660,236        157,260           300         90,700             86     2,661,540
                 ============= ============= ============== ============== ============= ============== ============== =============

                  VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      10,136       147,050         15,214        109,941             -              -              -       150,983
1.00% ..........         3,598        69,090          9,129         40,749             -              -              -        50,830
1.05% ..........         1,676        12,382          1,576          7,717             -              -              -         9,486
1.10% ..........           727        13,582          1,052          9,268             -              -              -        19,958
1.15% ..........           459         4,185          2,008          6,004             -              -              -        13,026
1.20% ..........         4,452        68,110         11,886         55,696             -              -              -        85,408
1.25% ..........           961         8,106            158          3,354             -              -             23        11,249
1.30% ..........         2,438        10,550            844          2,997             -              -              -         6,767
1.35% ..........         1,284         9,195            689          5,733             -              -              -        10,734
1.40% ..........         8,613        70,058          8,115         46,302             -              -              -        84,197
1.45% ..........         2,856        30,345          3,209         18,027             -              -              -        23,021
1.50% ..........           316         6,668            118          1,801        40,450          5,633          1,130         7,332
1.55% ..........         1,656        15,990          2,203         14,401             -              -              -        32,542
1.60% ..........           807         6,889            144          4,429        21,441          3,411            484        27,238
1.65% ..........           950         8,077            608          5,217        40,195          3,650          1,585        10,661
1.70% ..........           439         2,028            274          1,533             -              -              -         3,483
1.75% ..........            73         1,741              9            712        20,076          3,459              -        13,754
1.80% ..........           430         3,020            391          1,773         7,992          2,891             26         3,095
1.85% ..........           784         2,096             96          1,419             -              -              -         9,916
1.90% ..........            43         2,157            248          1,148         9,885          2,205            638         3,234
1.95% ..........            18           422            113             21        45,984          7,150            584           381
2.00% ..........            24         1,971            415            912           415            790              -         5,620

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued         VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.05% ..........           319         1,984             24          1,243        36,977          6,914            141         4,408
2.10% ..........             -           269              -              -        44,367          5,531              -           224
2.15% ..........             -           227             23            109         5,359            565              -         1,229
2.20% ..........             -           474             28             34        32,953          7,607              -         2,024
2.25% ..........             -             -              -              -             -              -              -           155
2.30% ..........             -            26          1,006             31             -              -              -            61
2.35% ..........             -             -              -              -         2,661            560              -             -
2.40% ..........             -             -            191            177             -              -              -           649
2.45% ..........             -             -              -              -         3,494            742            135           263
2.50% ..........             -             -              -              -         2,759            184              -             -
2.55% ..........             -             -              4             12             -              -              -             -
2.60% ..........             -             -              -              -        10,211            130              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      43,059       496,692         59,775        340,760       325,219         51,422          4,746       591,928
                 ============= ============= ============== ============== ============= ============== ============== =============

                     VKMidCapG   VKUSRealEst     VicDivrStk      VicInvQBd    VicSmCoOpp      WRAsStrat          WRBal         WRBnd
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      37,739       755,823          5,403              -           954        196,550        184,418       197,255
1.00% ..........        14,742       240,690          4,896              -           725          3,599          2,342         3,560
1.05% ..........         3,272        47,166            530              -             -          2,220          2,817         5,329
1.10% ..........         8,942       137,519         17,397              -           454        241,514        161,496       183,293
1.15% ..........         6,953        83,868          5,720              -         1,810        124,314         92,032        84,244
1.20% ..........        46,710       366,460         35,562          8,325         5,707          9,203          5,038         7,029
1.25% ..........         4,913        41,723          5,913             62           194         17,061         15,828        17,659
1.30% ..........         4,672        50,124            719              -            56          2,728          1,888         3,221
1.35% ..........        13,869        66,323            283              -             -          9,013          4,213         4,775
1.40% ..........        41,545       473,850         11,939              -         1,339        382,840        307,298       343,576
1.45% ..........        19,626       125,910         90,184              -         4,388         46,395         35,837        26,643
1.50% ..........        12,371        51,260          1,108            199           240         18,607          9,054        19,200
1.55% ..........        13,119       216,954         39,256              -         5,410        321,188        224,515       230,281
1.60% ..........         3,372       105,982          7,734              -         1,962        157,175         99,608       101,189
1.65% ..........        23,008        67,211          2,873            242           357         23,428         17,710        15,763
1.70% ..........         1,666        20,746          3,207              -           106         16,652         15,664        20,134
1.75% ..........         5,906        44,110          8,468              -             -          2,441          9,408         4,990
1.80% ..........         5,488        24,352            579              -             -         11,408         11,637         6,086
1.85% ..........         3,635        51,273          1,317              -             -         46,750         25,204        30,368
1.90% ..........           606        11,832            197              -             -          8,595          6,182         5,853
1.95% ..........           582        21,717              -              -             -         15,575          7,836        14,103
2.00% ..........           319        31,019            805              -           140         26,187         17,661        13,889
2.05% ..........         3,346        32,053          5,852              -           654         10,728          8,418         5,660
2.10% ..........           343        17,814              -              -             -          3,190          1,375         1,334
2.15% ..........            34         8,697          4,131              -             -          1,480            316            18
2.20% ..........         2,389        24,227              -              -             -             72            601           701
2.25% ..........             9         3,379              -              -             -          3,370          1,366         3,209
2.30% ..........             -         7,729              -              -             -            430            380           313
2.35% ..........             -         1,166              -              -             -              -             69             -
2.40% ..........             3        17,364              -              -             -          7,016          1,650             -
2.45% ..........             -         4,330              -              -             -          2,122              -         6,238
2.50% ..........             -         1,645              -              -             -             32              -             2
2.55% ..........             -         1,490              -              -             -              -              -             -
2.60% ..........             -         2,506              -              -             -              -              -             -
2.65% ..........             -           526              -              -             -              -              -             -
2.70% ..........             -           511              -              -             -              -              -             -
2.85% ..........             -            12              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     279,179     3,159,361        254,073          8,828        24,496      1,711,883      1,271,861     1,355,915
                 ============= ============= ============== ============== ============= ============== ============== =============

                      WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     375,066         4,003        466,277        134,008         1,785         71,454         73,460           867
1.00% ..........         5,378             -          7,020          1,075             -            329          1,681             1
1.05% ..........         7,244           100          9,767          4,354            26          1,465          1,917            37
1.10% ..........       454,840         4,352        567,922        177,465         5,096        105,674         83,537         1,667
1.15% ..........       170,358         1,937        233,390         83,062         2,022         44,064         47,381           409
1.20% ..........        11,404            61         16,207          4,611            67          3,339          2,588            73
1.25% ..........        33,855           115         41,290         18,007         2,571          7,513          7,733             -
1.30% ..........         3,331           119          5,241          2,275            51            440          2,959            54
1.35% ..........        13,362           117         16,335          3,114            45          2,448          1,970            19
1.40% ..........       841,148         4,688      1,069,474        208,105         5,341        221,044        139,514         1,402

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.45% ..........        94,772           697        137,177         20,718         1,278         17,959         23,527           713
1.50% ..........        29,573           485         44,231          8,487           147          9,865          9,184            11
1.55% ..........       577,348         6,062        707,524        164,801         5,690        140,778         77,119         1,799
1.60% ..........       281,483         3,154        353,526         88,119         2,276        101,798         60,388           609
1.65% ..........        53,147         1,146         74,773          8,073           132          7,720          7,722           141
1.70% ..........        38,641            50         55,508         10,867             -         11,710          8,520            36
1.75% ..........         5,850            51         14,395          5,919            61          1,543          1,656             -
1.80% ..........        25,089           350         35,724          5,785             4          8,409          5,543             8
1.85% ..........        92,757           193        110,482         21,688           294         17,468         23,047             1
1.90% ..........        18,881           442         24,278          3,565             -          3,393          2,573             -
1.95% ..........        35,555            31         36,027         12,149             8          7,530          2,314            26
2.00% ..........        51,228           587         74,115         13,614           248         16,962          9,889           567
2.05% ..........        16,503           187         24,850          6,589            51          2,255          3,590            25
2.10% ..........         7,241             -          7,761          1,299             -          1,285          2,424             -
2.15% ..........           650             -          2,209              -           134            360            120             -
2.20% ..........           770             -             63             68             -              -            121             -
2.25% ..........         8,886             -         11,221          2,314             -          3,656          3,825             -
2.30% ..........         1,923             -          6,005            148             -            942            668             -
2.35% ..........            31             -             30              -             -              -              -             -
2.40% ..........         2,720             -          2,723              -             -            321            142             -
2.45% ..........            61             -              -             60             -             67            103             -
2.50% ..........            37             -             25             32             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   3,259,132        28,927      4,155,570      1,010,371        27,327        811,791        605,215         8,465
                 ============= ============= ============== ============== ============= ============== ============== =============

                        WRMMkt     WRMortSec     WRRealEstS      WRSciTech       WRSmCap       WRSmCpVal       WRValue
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
0.95% .......... $      33,107           322            782        152,155       199,471          2,071        163,303
1.00% ..........         1,811             8             14            478         1,117              1            177
1.05% ..........         1,323             -             50          2,736         3,274            173          2,071
1.10% ..........        32,349         1,112          2,581        202,113       267,489          4,187        268,391
1.15% ..........        16,320           316            894         75,308       115,728          2,096        110,652
1.20% ..........         1,141            12             18          7,057         8,750             92          6,690
1.25% ..........         5,080            31             67          6,639        15,693            162         18,165
1.30% ..........           557            33            371            943           831             56          4,020
1.35% ..........         1,558            26             37          5,967         9,548             32          8,278
1.40% ..........        84,808         1,566          2,555        335,677       515,696          5,511        336,251
1.45% ..........        22,010           109            532         26,807        38,903            778         42,919
1.50% ..........         3,460            56            104         13,982        21,089            472         16,319
1.55% ..........        51,526         1,374          4,426        293,340       391,281          6,772        300,915
1.60% ..........        30,731           119            675        155,533       195,158          2,765        187,209
1.65% ..........         7,559           130            150         10,933        15,922            353         27,056
1.70% ..........         6,857             -              8         11,164        21,305              4         14,879
1.75% ..........           879             -             14          2,143         2,246            141          4,824
1.80% ..........         4,361           124            130          8,296        14,359            222         17,528
1.85% ..........        14,966            72             96         39,116        49,786            287         51,030
1.90% ..........         4,845             -              -          5,049         7,451              -          7,800
1.95% ..........         2,985             5              1         17,896        16,057             35         22,228
2.00% ..........         7,977             -            141         18,283        33,124            328         36,162
2.05% ..........         1,094             -            187          8,589         5,814            136         15,566
2.10% ..........           964             -              -          1,305         2,695              -          2,298
2.15% ..........             -             -              -          1,185         1,407             19            695
2.20% ..........           144             -              -             29            86              -            739
2.25% ..........         2,282             -              -          2,600         6,217              -          3,051
2.30% ..........           286             -              -            533         1,269              -            886
2.35% ..........             -             -              -              -             -              -            119
2.40% ..........           105             -              -          2,004         1,731              -          2,156
2.45% ..........             -             -              -          1,021            69              -          1,105
2.50% ..........             -             -              -              6             7              -              -
2.55% ..........             -             -              -              -             -              -              -
2.60% ..........             -             -              -              -             -              -              -
2.65% ..........             -             -              -              -             -              -              -
2.70% ..........             -             -              -              -             -              -              -
2.85% ..........             -             -              -              -             -              -              -
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
  Totals ....... $     341,085         5,415         13,833      1,408,887     1,963,573         26,693      1,673,482
                 ============= ============= ============== ============== ============= ============== ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $225,076,609 and $624,241,668, respectively, and total transfers from the Account to the fixed account were $121,886,830 and $238,528,658, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $1,206,157 and $5,270,796 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $19,108,673 and $29,575,901 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
AIM VIF - Balanced Fund - Series I Shares
     2004 ....................  0.95% to 2.05%       75,617  $ 10.11 to  9.76  $       755,714     1.41%    6.50% to   5.37%
     2003 ....................  0.95% to 2.05%       78,940     9.49 to  9.26          743,430     2.46%   15.26% to  13.96%
     2002 ....................  0.95% to 1.55%       45,020     8.18 to  8.24          369,841     5.12%  -18.39% to -17.89%
AIM VIF - Basic Value Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      771,896    10.86 to 10.54        8,311,060     0.00%    9.18% to   7.96%
     2003 ....................  1.50% to 2.60%      741,502     9.95 to  9.76        7,338,132     0.00%   31.29% to  29.83%
     2002 ....................  1.50% to 2.60%      298,956     7.52 to  7.58        2,260,202     0.00%  -24.80% to -24.23% (a) (b)
AIM VIF - Blue Chip - Series I Shares
     2004 ....................  0.95% to 2.05%       50,444     9.40 to  9.08          469,043     0.12%    3.68% to   2.58%
     2003 ....................  0.95% to 2.05%       40,180     9.07 to  8.85          360,974     0.00%   23.96% to  22.55%
     2002 ....................  0.95% to 1.55%       21,069     7.27 to  7.32          153,752     0.00%  -27.31% to -26.86%
AIM VIF - Capital Appreciation Fund - Series I Shares
     2004 ....................  0.95% to 1.75%       17,219    10.46 to  6.98          177,635     0.00%    5.61% to   4.83%
     2003 ....................  0.95% to 1.75%       11,432     9.91 to  6.66          111,852     0.00%   28.29% to  27.23%
     2002 ....................  0.95% to 1.10%        3,915     7.71 to  7.72           30,215     0.00%  -25.19% to -25.08%
AIM VIF - Capital Appreciation Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      155,396    10.57 to 10.26        1,626,691     0.00%    4.74% to   3.57%
     2003 ....................  1.50% to 2.60%      173,419    10.09 to  9.90        1,739,753     0.00%   27.25% to  25.83%
     2002 ....................  1.50% to 2.50%       62,716     7.88 to  7.93          495,921     0.00%  -21.25% to -20.71% (a) (b)
AIM VIF - Capital Development Fund - Series II Shares
     2004 ....................  1.50% to 2.05%        7,363    11.04 to 11.00           81,205     0.00%   10.37% to   9.96% (a) (b)
AIM VIF - Core Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       15,351    11.07 to 10.86          167,088     1.01%    7.93% to   7.28%
     2003 ....................  0.95% to 1.55%       14,504    10.25 to 10.12          147,046     1.27%   23.24% to  22.49%
     2002 ....................  0.95% to 1.55%        7,344     8.26 to  8.32           60,743     0.72%  -16.89% to -16.39%
AIM VIF - Premier Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       51,837     9.05 to  8.88          463,546     0.47%    4.77% to   4.13%
     2003 ....................  0.95% to 1.55%       49,765     8.64 to  8.53          426,173     0.32%   23.89% to  23.14%
     2002 ....................  0.95% to 1.55%       46,242     6.93 to  6.98          321,013     0.78%  -31.34% to -30.92%
AIM VIF - Premier Equity Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      195,246     9.83 to  9.54        1,901,148     0.32%    3.91% to   2.75%
     2003 ....................  1.50% to 2.60%      191,437     9.46 to  9.28        1,800,438     0.32%   22.96% to  21.59%
     2002 ....................  1.50% to 2.45%       75,225     7.64 to  7.69          576,910     0.61%  -23.57% to -23.07% (a) (b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
     2004 ....................  1.50% to 2.60%      416,687    11.23 to 10.90        4,641,616     0.76%    9.55% to   8.33%
     2003 ....................  1.50% to 2.60%      371,825    10.25 to 10.06        3,793,585     0.79%   30.20% to  28.75%
     2002 ....................  1.50% to 2.60%       82,504     7.81 to  7.87          647,929     0.00%  -21.85% to -21.26% (a) (b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
     2004 ....................  1.50% to 2.60%      400,843    10.14 to  9.85        4,033,313     0.00%    6.72% to   5.53%
     2003 ....................  1.50% to 2.60%      414,836     9.51 to  9.33        3,923,210     0.00%   21.52% to  20.16%
     2002 ....................  1.50% to 2.60%      126,001     7.76 to  7.82          983,078     0.00%  -22.36% to -21.77% (a) (b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
     2004 ....................  1.50% to 2.60%      485,953    13.44 to 13.05        6,469,324     0.08%   17.29% to  15.98%
     2003 ....................  1.50% to 2.60%      498,772    11.46 to 11.25        5,681,552     0.55%   38.78% to  37.23%
     2002 ....................  1.50% to 2.60%      153,160     8.20 to  8.26        1,261,226     0.00%  -18.04% to -17.42% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
American Century VP - Income & Growth Fund - Class I
     2004 ....................  0.95% to 2.70%   18,762,735  $ 14.07 to  9.55  $   251,068,433     1.42%   11.92% to  10.03%
     2003 ....................  0.95% to 2.70%   20,993,443    12.58 to  8.68      251,721,267     1.19%   28.13% to  25.85%
     2002 ....................  0.95% to 2.25%   20,008,742     6.71 to  9.81      188,588,661     1.10%  -21.61% to -20.14%
     2001 ....................  0.95% to 2.25%   20,431,056     8.05 to 12.29      243,703,532     0.83%  -10.68% to  -9.23%
     2000 ....................  0.95% to 1.90%   17,654,096     9.56 to 13.54      234,021,547     0.49%  -12.22% to  -9.39% (b)
American Century VP - Income & Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      453,009    11.57 to 11.22        5,192,683     1.13%   10.89% to  9.65%
     2003 ....................  1.50% to 2.60%      440,628    10.43 to 10.24        4,569,235     0.91%   27.25% to  25.83%
     2002 ....................  1.50% to 2.60%      157,252     8.13 to  8.20        1,284,778     0.00%  -18.65% to -18.04% (a) (b)
American Century VP - Inflation Protection - Class II
     2004 ....................  0.95% to 2.60%    5,298,678    10.75 to 10.45       56,958,290     3.57%    4.81% to   3.06%
     2003 ....................  0.95% to 2.25%    1,685,537    10.26 to 10.33       17,335,412     1.22%    2.58% to   1.69% (a) (b)
American Century VP - International Fund - Class I
     2004 ....................  0.95% to 2.30%    9,350,630    12.34 to  9.27      112,520,318     0.55%   13.83% to  12.37%
     2003 ....................  0.95% to 2.30%   10,982,643    10.84 to  8.25      116,204,136     0.73%   23.33% to  21.60%
     2002 ....................  0.95% to 2.20%   13,652,082     6.70 to  8.88      117,330,400     0.94%  -22.38% to -21.13%
     2001 ....................  0.95% to 2.20%   19,760,892     8.60 to 11.28      215,444,041     0.09%  -31.02% to -29.85%
     2000 ....................  0.95% to 2.00%   18,957,858    12.46 to 16.10      296,162,940     0.12%  -18.48% to -14.62% (b)
American Century VP - International Fund - Class III
     2004 ....................  0.95% to 2.60%    5,939,570    11.34 to 10.84       66,874,494     0.57%   13.99% to  12.18%
     2003 ....................  0.95% to 2.60%    5,738,677     9.94 to  9.66       56,813,017     0.67%   23.33% to  21.23%
     2002 ....................  0.95% to 2.25%    4,339,185     7.97 to  8.06       34,923,433     0.00%  -20.30% to -19.36% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.60%    1,635,491    10.83 to 10.36       17,586,065     0.00%    9.62% to   7.87%
     2003 ....................  0.95% to 2.70%    1,599,480     9.88 to  9.59       15,711,387     0.00%   23.71% to  21.51%
     2002 ....................  0.95% to 2.25%      427,070     7.89 to  7.99        3,401,279     0.45%  -21.11% to -20.13% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      314,693    10.63 to 10.32        3,322,592     0.00%    8.93% to   7.72%
     2003 ....................  1.50% to 2.60%      318,356     9.76 to  9.58        3,093,529     0.00%   22.93% to  21.55%
     2002 ....................  1.50% to 2.60%       84,098     7.88 to  7.94          665,893     0.15%  -21.20% to -20.61% (a) (b)
American Century VP - Value Fund - Class I
     2004 ....................  0.95% to 2.65%   31,066,593    17.19 to 14.62      540,444,037     0.98%   13.25% to  11.41%
     2003 ....................  0.95% to 2.65%   31,663,303    15.18 to 13.13      487,322,945     0.94%   27.73% to  25.55%
     2002 ....................  0.95% to 2.25%   30,662,966     9.53 to 12.65      370,626,062     0.88%  -14.98% to -13.45%
     2001 ....................  0.95% to 2.25%   22,460,603    11.16 to 14.65      315,105,611     0.68%    9.91% to  11.74%
     2000 ....................  0.95% to 1.90%    7,758,903    10.16 to 13.15       97,089,073     0.73%   15.91% to  18.56% (b)
   American Century VP - Value Fund - Class II
     2004 ....................  1.50% to 2.60%      736,549    12.29 to 11.93        8,984,780     0.83%   12.46% to  11.21%
     2003 ....................  1.50% to 2.60%      732,705    10.93 to 10.73        7,970,560     0.67%   26.88% to  25.47%
     2002 ....................  1.50% to 2.60%      276,263     8.55 to  8.62        2,374,430     0.00%  -14.48% to -13.84% (a) (b)
BB&T VIF - Capital Manager Equity Fund
     2004 ....................  0.95% to 1.75%      179,516    10.95 to 10.68        1,938,845     0.76%   10.85% to  10.03%
     2003 ....................  0.95% to 1.75%      160,093     9.88 to  9.70        1,566,829     0.39%   24.28% to  23.25%
     2002 ....................  0.95% to 1.70%      141,508     7.88 to  7.95        1,118,486     0.32%  -22.59% to -22.00%
BB&T VIF - Large Cap Value Fund
     2004 ....................  0.95% to 2.00%      357,885    11.11 to 10.75        3,937,384     1.79%   12.10% to  11.00%
     2003 ....................  0.95% to 2.00%      322,683     9.91 to  9.68        3,177,031     1.93%   22.45% to  21.11%
     2002 ....................  0.95% to 1.70%      173,232     8.02 to  8.09        1,397,651     1.85%  -21.01% to -20.41%
BB&T VIF - Large Company Growth Fund
     2004 ....................  0.95% to 2.05%      203,835     9.41 to  9.08        1,889,640     0.44%    4.62% to   3.52%
     2003 ....................  0.95% to 2.05%      186,382     9.00 to  8.77        1,658,565     0.00%   26.81% to  25.36%
     2002 ....................  0.95% to 1.70%      106,392     7.02 to  7.09          750,507     0.00%  -31.82% to -31.13%
BB&T VIF - Mid Cap Growth Fund
     2004 ....................  0.95% to 2.05%      232,570    13.05 to 12.61        2,998,507     0.00%   16.08% to  14.89%
     2003 ....................  0.95% to 2.05%      183,955    11.24 to 10.98        2,052,428     0.00%   35.27% to  33.75%
     2002 ....................  0.95% to 1.65%      126,777     8.22 to  8.31        1,048,811     0.00%  -21.50% to -20.76%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2004 ....................  0.95% to 1.65%      369,551    10.65 to 12.59        3,985,920     0.00%   16.87% to  16.04%
     2003 ....................  0.95% to 1.65%      447,652     9.11 to 10.85        4,142,199     0.00%   46.26% to  45.22%
     2002 ....................  0.95% to 1.65%      572,102     6.20 to  7.65        3,626,422     0.00%  -35.25% to -34.78%
     2001 ....................  0.95% to 1.65%      881,184     9.51 to 11.75        8,573,915     0.00%  -29.82% to -29.32%
     2000 ....................  0.95% to 1.65%    1,111,278    13.47 to 16.64       15,252,909     0.00%  -20.27% to -19.71%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Credit Suisse Trust - International Focus Portfolio
     2004 ....................  0.95% to 1.65%      921,733  $ 10.07 to 11.28  $     9,327,288     0.93%   13.65% to  12.85%
     2003 ....................  0.95% to 1.65%    1,056,590     8.86 to 10.00        9,407,868     0.43%   31.83% to  30.90%
     2002 ....................  0.95% to 1.65%    1,294,997     6.69 to  7.82        8,745,981     0.00%  -21.23% to -20.67%
     2001 ....................  0.95% to 1.65%    1,823,262     8.44 to  9.88       15,534,586     0.00%  -23.57% to -23.02%
     2000 ....................  0.95% to 1.65%    2,118,432    10.97 to 12.85       23,458,299     0.45%  -27.11% to -26.60%
Credit Suisse Trust - Large Cap Value Portfolio
     2004 ....................  0.95% to 2.30%    1,103,928    13.62 to 10.82       15,004,067     0.52%   10.29% to   8.86%
     2003 ....................  0.95% to 2.30%    1,221,166    12.35 to  9.94       15,061,157     0.70%   23.98% to  22.24%
     2002 ....................  0.95% to 1.85%    1,401,028     7.47 to 10.22       13,953,162     0.91%  -24.91% to -23.83%
     2001 ....................  0.95% to 1.85%    1,671,364     9.90 to 13.44       21,865,632     0.00%   -1.35% to  -0.02%
     2000 ....................  0.95% to 1.85%    1,602,464     9.98 to 13.46       20,989,398     1.11%    6.96% to  13.89% (b)
Dreyfus Emerging Leaders Fund - Service Shares
     2004 ....................  1.50% to 2.60%      126,077    12.53 to 12.16        1,562,984     0.00%   12.48% to  11.22%
     2003 ....................  1.50% to 2.60%      122,126    11.14 to 10.93        1,350,550     0.00%   44.96% to  43.34%
     2002 ....................  1.50% to 2.35%       38,847     7.64 to  7.68          297,477     0.00%  -23.62% to -23.17% (a) (b)
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
     2004 ....................  0.95% to 2.45%    5,300,317    12.57 to 12.07       66,154,517     0.43%   20.73% to  19.03%
     2003 ....................  0.95% to 2.40%    3,945,170    10.41 to 10.15       40,884,829     0.25%   36.47% to  34.45%
     2002 ....................  0.95% to 2.05%    1,223,668     7.55 to  7.63        9,310,674     0.28%  -24.49% to -23.74% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
     2004 ....................  1.50% to 2.60%       44,270     9.73 to  9.44          425,727     0.17%    4.35% to   3.19%
     2003 ....................  1.50% to 2.60%       36,008     9.32 to  9.15          333,031     0.00%   23.87% to  22.49%
     2002 ....................  1.50% to 2.60%       12,952     7.47 to  7.53           97,212     0.03%  -25.29% to -24.73% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., The
     2004 ....................  0.95% to 2.70%   13,226,882    10.49 to  7.14      134,949,800     0.38%    5.20% to   3.41%
     2003 ....................  0.95% to 2.70%   14,356,877     9.97 to  6.91      139,619,825     0.11%   24.81% to  22.55%
     2002 ....................  0.95% to 2.25%   15,948,771     5.41 to  7.99      124,666,691     0.20%  -30.97% to -29.62%
     2001 ....................  0.95% to 2.25%   19,487,708     7.79 to 11.35      217,233,733     0.06%  -24.80% to -23.32%
     2000 ....................  0.95% to 2.00%   19,733,997    10.33 to 14.80      288,435,533     1.03%  -12.80% to -11.10% (b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
     2004 ....................  0.95% to 2.65%   85,102,726    13.14 to  8.92    1,065,918,982     1.75%    9.59% to   7.79%
     2003 ....................  0.95% to 2.65%   92,185,602    11.99 to  8.28    1,056,735,132     1.42%   27.15% to  24.95%
     2002 ....................  0.95% to 2.25%   95,354,292     5.89 to  9.43      864,619,920     1.33%  -24.49% to -23.10%
     2001 ....................  0.95% to 2.25%   99,494,839     7.77 to 12.27    1,183,396,916     1.08%  -14.51% to -13.02%
     2000 ....................  0.95% to 2.00%   90,529,551     9.60 to 14.10    1,249,785,744     1.03%  -10.95% to  -8.73% (b)
Dreyfus VIF - Appreciation Portfolio - Initial Shares
     2004 ....................  0.95% to 2.60%   12,838,264    13.29 to  9.08      162,001,508     1.58%    4.05% to   2.38%
     2003 ....................  0.95% to 2.65%   14,368,474    12.77 to  8.84      174,630,642     1.38%   20.02% to  17.94%
     2002 ....................  0.95% to 2.25%   14,518,204     7.04 to 10.64      147,581,762     1.12%  -18.97% to -17.51%
     2001 ....................  0.95% to 2.25%   14,326,910     8.65 to 12.90      178,390,661     0.86%  -11.54% to -10.18%
     2000 ....................  0.95% to 1.95%   12,683,936     9.91 to 14.36      178,274,135     0.68%   -2.57% to  -1.59% (a)
Dreyfus VIF - Appreciation Portfolio - Service Shares
     2004 ....................  1.50% to 2.60%      365,410    10.27 to  9.97        3,716,756     1.44%    3.22% to   2.07%
     2003 ....................  1.50% to 2.60%      345,131     9.95 to  9.77        3,413,604     1.64%   19.02% to  17.69%
     2002 ....................  1.50% to 2.50%      120,876     8.30 to  8.36        1,007,673     1.83%  -16.96% to -16.39% (a) (b)
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     2004 ....................  0.95% to 1.85%       39,370    12.29 to 10.72          445,804     0.21%   10.28% to   9.37%
     2003 ....................  0.95% to 1.85%       36,181    11.14 to  9.80          371,156     0.03%   30.44% to  29.23%
     2002 ....................  0.95% to 1.40%       27,276     7.59 to  8.54          210,757     0.04%  -20.65% to -19.89%
Dreyfus VIF - International Value Portfolio - Initial Shares
     2004 ....................  0.95% to 1.55%       31,294    14.03 to 13.76          434,279     1.08%   18.88% to  18.16%
     2003 ....................  0.95% to 1.55%       32,213    11.80 to 11.65          377,382     1.47%   35.06% to  34.24%
     2002 ....................  0.95% to 1.55%        8,057     8.68 to  8.74           70,197     1.70%  -13.59% to -13.06%
Federated IS - American Leaders Fund II - Service Shares
     2004 ....................  1.50% to 2.60%       67,408    10.90 to 10.58          727,827     1.23%    7.86% to   6.65%
     2003 ....................  1.50% to 2.60%       62,971    10.11 to  9.92          632,955     0.90%   25.41% to  24.01%
     2002 ....................  1.50% to 2.20%       16,666     8.02 to  8.06          134,110     0.00%  -19.78% to -19.40% (a) (b)
Federated IS - Capital Appreciation Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      121,303    10.47 to 10.16        1,258,078     0.49%    5.50% to   4.33%
     2003 ....................  1.50% to 2.60%      127,784     9.93 to  9.74        1,260,625     0.35%   22.02% to  20.66%
     2002 ....................  1.50% to 2.60%       54,725     8.08 to  8.14          444,085     0.00%  -19.25% to -18.64% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Federated IS - High Income Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      501,358  $ 12.50 to 12.13  $     6,200,535     7.42%    8.51% to   7.30%
     2003 ....................  1.50% to 2.60%      594,118    11.52 to 11.30        6,802,892     4.65%   19.97% to  18.63%
     2002 ....................  1.50% to 2.60%      118,039     9.53 to  9.60        1,130,291     0.00%   -4.71% to  -3.99% (a) (b)
Federated IS - Quality Bond Fund II - Primary Shares
     2004 ....................  0.95% to 2.70%   27,791,514    13.22 to 11.87      360,649,435     4.24%    2.64% to   0.84%
     2003 ....................  0.95% to 2.70%   33,400,483    12.88 to 11.78      423,435,511     3.57%    3.65% to   1.86%
     2002 ....................  0.95% to 2.25%   33,983,812    11.56 to 12.43      416,870,120     2.89%    6.38% to   8.27%
     2001 ....................  0.95% to 2.25%   20,337,003    10.94 to 11.48      231,280,234     1.56%    5.41% to   6.98%
     2000 ....................  0.95% to 1.90%    6,068,734    10.42 to 10.73       64,748,537     0.42%    8.36% to   9.68% (b)
Federated IS - Quality Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%    1,034,363    11.18 to 10.85       11,460,780     4.09%    1.77% to   0.63%
     2003 ....................  1.50% to 2.60%    1,158,034    10.98 to 10.78       12,646,527     3.11%    2.87% to   1.72%
     2002 ....................  1.50% to 2.60%      393,660    10.59 to 10.67        4,192,600     0.00%    5.95% to   6.74% (a) (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   63,110,573    14.18 to 11.22      891,838,209     1.45%   10.32% to   8.52%
     2003 ....................  0.95% to 2.65%   64,919,984    12.86 to 10.34      833,502,241     1.53%   28.98% to  26.76%
     2002 ....................  0.95% to 2.25%   60,212,580     7.41 to 10.24      600,903,507     1.61%  -19.24% to -17.79%
     2001 ....................  0.95% to 2.25%   54,589,794     9.12 to 12.48      665,304,573     1.40%   -7.60% to  -6.00%
     2000 ....................  0.95% to 1.90%   39,698,766     9.90 to 13.31      515,176,445     1.36%    6.37% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,470,503    11.48 to 11.14       16,742,355     1.39%    9.57% to   8.34%
     2003 ....................  1.50% to 2.60%    1,453,838    10.48 to 10.28       15,156,305     0.93%   28.08% to  26.65%
     2002 ....................  1.50% to 2.60%      443,769     8.12 to  8.18        3,622,751     0.00%  -18.80% to -18.19% (a) (b)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   51,970,948    12.57 to  7.87      613,327,993     0.17%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   58,941,283    12.29 to  7.83      683,298,017     0.18%   31.52% to  29.22%
     2002 ....................  0.95% to 2.20%   60,318,635     5.87 to  9.35      534,138,053     0.15%  -32.14% to -30.86%
     2001 ....................  0.95% to 2.20%   69,067,055     8.59 to 13.52      892,510,436     0.00%  -19.96% to -18.51%
     2000 ....................  0.95% to 1.95%   64,931,577    10.75 to 16.59    1,041,161,720     0.07%  -14.41% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      622,916     9.86 to  9.57        6,092,705     0.13%    1.58% to   0.44%
     2003 ....................  1.50% to 2.60%      619,256     9.71 to  9.53        5,981,099     0.08%   30.55% to  29.10%
     2002 ....................  1.50% to 2.60%      202,676     7.38 to  7.44        1,504,242     0.00%  -26.18% to -25.62% (a) (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   28,067,837     9.61 to  8.92      277,897,270     7.77%    8.43% to   6.63%
     2003 ....................  0.95% to 2.65%   35,327,848     8.86 to  8.37      323,732,284     5.77%   25.76% to  23.70%
     2002 ....................  0.95% to 2.25%   26,938,971     6.37 to  7.69      195,766,587     9.64%    0.83% to   2.63%
     2001 ....................  0.95% to 2.20%   25,533,687     6.29 to  7.51      179,983,516    13.15%  -14.04% to -12.74%
     2000 ....................  0.95% to 1.90%   21,554,542     7.33 to  8.62      172,868,705     6.89%  -24.08% to -22.41% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    5,309,091    12.25 to 10.21       65,783,903     1.09%   12.41% to  11.05%
     2003 ....................  0.95% to 2.25%    6,173,912    10.90 to  9.19       68,125,249     0.74%   41.85% to  39.95%
     2002 ....................  0.95% to 2.20%    7,674,047     6.17 to  8.42       59,763,768     0.79%  -22.25% to -21.10%
     2001 ....................  0.95% to 2.20%   10,843,987     7.92 to 10.69      107,319,995     5.59%  -23.21% to -22.03%
     2000 ....................  0.95% to 1.90%    9,861,467    10.34 to 13.73      124,962,270     1.34%  -20.68% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
     2004 ....................  1.50% to 2.60%      708,262    12.13 to 11.78        8,510,693     1.00%   11.62% to  10.37%
     2003 ....................  1.50% to 2.60%      646,592    10.87 to 10.67        6,988,652     0.53%   40.86% to  39.28%
     2002 ....................  1.50% to 2.60%      202,377     7.66 to  7.72        1,557,719     0.00%  -23.40% to -22.82% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
     2004 ....................  0.95% to 2.65%    6,862,770    12.36 to 11.80       84,243,034     0.94%   12.42% to  10.61%
     2003 ....................  0.95% to 2.70%    5,106,033    10.99 to 10.66       55,922,783     0.48%   41.89% to  39.35%
     2002 ....................  0.95% to 2.25%    2,316,895     7.65 to  7.75       17,918,637     0.00%  -23.48% to -22.52% (a) (b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
     2004 ....................  0.95% to 2.85%   47,949,091    16.47 to 11.31      767,936,500     0.24%   14.24% to  12.15%
     2003 ....................  0.95% to 2.85%   46,557,635    14.41 to 10.08      654,671,016     0.33%   27.13% to  24.71%
     2002 ....................  0.95% to 2.40%   45,313,610     6.92 to 11.34      503,327,033     0.72%  -12.03% to -10.29%
     2001 ....................  0.95% to 2.25%   44,175,712     7.82 to 12.64      551,070,400     0.67%  -14.60% to -13.20%
     2000 ....................  0.95% to 2.00%   42,190,841    10.31 to 14.56      609,378,308     0.30%   -8.88% to  -7.60% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,246,619  $ 12.36 to 11.99  $    15,271,569     0.21%   13.43% to  12.17%
     2003 ....................  1.50% to 2.60%    1,168,158    10.89 to 10.69       12,657,188     0.16%   26.27% to  24.87%
     2002 ....................  1.50% to 2.60%      337,942     8.56 to  8.63        2,907,598     0.00%  -14.39% to -13.74% (a) (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    2,891,195    10.49 to 11.15       30,798,680     2.94%    3.33% to   1.99%
     2003 ....................  0.95% to 2.05%    1,077,164    10.15 to 10.97       11,207,437     0.00%    1.53% to   0.80% (a) (b)
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
     2004 ....................  0.95% to 2.35%    9,323,234     9.69 to  6.93       88,133,135     0.48%    6.04% to   4.61%
     2003 ....................  0.95% to 2.35%   10,741,094     9.14 to  6.62       95,964,919     0.62%   28.43% to  26.61%
     2002 ....................  0.95% to 2.20%   12,480,171     5.09 to  7.12       86,958,330     0.95%  -23.86% to -22.66%
     2001 ....................  0.95% to 2.20%   15,069,734     6.67 to  9.20      136,159,773     0.25%  -16.62% to -15.26%
     2000 ....................  0.95% to 1.95%   16,526,979     8.02 to 10.86      177,419,391     1.25%  -18.66% to -15.47% (b)
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      741,487    14.33 to 13.91       10,528,591     0.00%   22.79% to  21.42%
     2003 ....................  1.50% to 2.60%      656,982    11.67 to 11.45        7,623,045     0.15%   36.18% to  34.66%
     2002 ....................  1.50% to 2.60%      211,852     8.50 to  8.57        1,810,462     0.00%  -14.95% to -14.31% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
     2004 ....................  0.95% to 2.65%    4,540,152    13.17 to 12.58       59,295,063     0.00%   12.90% to  11.09%
     2003 ....................  0.95% to 2.65%    4,151,781    11.66 to 11.32       48,179,536     0.00%   56.29% to  53.62%
     2002 ....................  0.95% to 2.20%      897,365     7.37 to  7.46        6,681,297     0.00%  -26.30% to -25.38% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      226,885    13.00 to 12.62        2,923,757     0.00%   12.13% to  10.88%
     2003 ....................  1.50% to 2.60%      182,049    11.60 to 11.38        2,099,853     0.00%   55.01% to  53.28%
     2002 ....................  1.50% to 2.60%       59,983     7.42 to  7.48          447,622     0.00%  -25.75% to -25.19% (a) (b)
First Horizon Capital Appreciation Portfolio
     2004 ....................  0.95% to 2.00%       41,705    13.88 to 13.40          569,994     0.00%   10.19% to   9.02%
     2003 ....................  0.95% to 2.00%       39,589    12.60 to 12.29          492,966     0.00%   40.93% to  39.44%
     2002 ....................  0.95% to 2.00%       21,602     8.81 to  8.94          191,806     0.00%  -20.25% to -19.40%
     2001 ....................  0.95% to 2.00%          748    11.05 to 11.09            8,286     0.00%   10.50% to  10.88% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        14.04               701,963     0.00%        11.25%
     2003 ....................      0.00%            50,000        12.62               631,000     0.00%        42.28%
     2002 ....................      0.00%            50,000         8.87               443,500     0.00%       -18.62%
     2001 ....................      0.00%            50,000        10.90               545,000     0.00%         9.00%       (a) (b)
First Horizon Core Equity Portfolio
     2004 ....................  0.95% to 2.00%      179,886    10.01 to  9.66        1,776,697     0.70%    4.48% to   3.37%
     2003 ....................  0.95% to 2.00%      191,003     9.58 to  9.34        1,812,845     0.24%   27.38% to  26.03%
     2002 ....................  0.95% to 2.00%      140,512     7.41 to  7.52        1,051,904     0.37%  -27.59% to -26.81%
     2001 ....................  0.95% to 2.00%       10,994    10.24 to 10.27          112,875     0.15%    2.38% to   2.73% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        10.09               504,531     0.70%         5.48%
     2003 ....................      0.00%            50,000         9.57               478,333     0.24%        28.60%
     2002 ....................      0.00%            50,000         7.44               371,962     0.37%       -26.11%
     2001 ....................      0.00%            50,000        10.07               503,392     0.15%         0.70%       (a) (b)
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
     2004 ....................     1.25%             42,724        11.23               479,896     0.18%         9.61%
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
     2004 ....................      1.25%            17,859        13.05               233,070     0.04%        22.20%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
     2004 ....................      1.25%             8,344        12.51               104,377     1.47%        17.05%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
     2004 ....................      1.25%             3,590        11.38                40,840     0.00%        13.76%       (a) (b)
Gartmore GVIT Comstock Value Fund - Class I
     2004 ....................  0.95% to 2.60%    8,373,849    11.77 to  9.09       97,664,621     1.30%   16.38% to  14.55%
     2003 ....................  0.95% to 2.70%    5,371,018    10.11 to  7.90       53,809,350     1.27%   30.19% to  27.86%
     2002 ....................  0.95% to 2.25%    4,287,245     5.91 to  7.91       33,188,223     1.31%  -27.24% to -25.86%
     2001 ....................  0.95% to 2.10%    4,369,756     8.09 to 10.70       45,828,137     1.35%  -14.24% to -12.99%
     2000 ....................  0.95% to 1.80%    4,254,272     9.46 to 12.33       51,284,501     0.99%  -14.80% to -11.47% (a)
Gartmore GVIT Dreyfus International Value Fund - Class II
     2004 ....................     1.25%                336        12.92                 4,341     2.07%        18.50%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Dreyfus International Value Fund - Class III
     2004 ....................  0.95% to 2.40%    2,138,241  $ 16.47 to 16.09  $    35,083,705     1.85%   19.12% to  17.51%
     2003 ....................  0.95% to 2.15%      458,485    13.73 to 13.62        6,285,255     0.00%   37.29% to  36.25% (a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
     2004 ....................  0.95% to 2.70%   15,860,940    18.71 to 15.33      308,684,977     0.54%   14.63% to  12.71%
     2003 ....................  0.95% to 2.70%   15,398,869    16.32 to 13.60      262,026,841     0.44%   33.37% to  31.02%
     2002 ....................  0.95% to 2.25%   14,362,198     8.84 to 13.65      183,719,797     0.39%  -17.61% to -16.11%
     2001 ....................  0.95% to 2.25%   10,642,272    10.68 to 16.30      162,769,286     0.49%   -3.99% to  -2.25%
     2000 ....................  0.95% to 1.90%    5,685,234    12.94 to 16.70       88,889,726     0.70%   10.70% to  14.12% (a)
Gartmore GVIT Emerging Markets Fund - Class I
     2004 ....................  0.95% to 2.15%      284,119    13.42 to 10.97        3,633,362     0.85%   19.60% to  18.31%
     2003 ....................  0.95% to 2.15%      406,653    11.22 to  9.27        4,356,168     0.55%   63.70% to  61.73%
     2002 ....................  0.95% to 2.05%      515,037     5.71 to  6.85        3,389,175     0.22%  -17.20% to -16.04%
     2001 ....................  0.95% to 1.85%      688,788     6.90 to  8.16        5,327,512     0.47%   -7.52% to  -6.09%
     2000 ....................  0.95% to 1.40%       12,616     7.47 to  8.69          104,867     0.00%  -13.29% to -13.08% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class III
     2004 ....................  0.95% to 2.35%    3,106,247    14.73 to 14.19       45,429,179     1.04%   19.61% to  18.08%
     2003 ....................  0.95% to 2.40%    2,849,141    12.31 to 12.01       34,902,010     0.47%   63.65% to  61.26%
     2002 ....................  0.95% to 2.25%    1,318,331     7.45 to  7.52        9,892,328     0.36%  -25.50% to -24.76% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class VI
     2004 ....................  1.50% to 2.20%       13,294    11.74 to 11.68          155,709     1.69%   17.39% to  16.84% (a) (b)
Gartmore GVIT Federated High Income Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   16,155,881    13.85 to 11.65      216,070,644     6.95%    9.05% to   7.24%
     2003 ....................  0.95% to 2.50%   16,524,655    12.70 to 10.94      203,364,646     7.83%   21.11% to  19.28%
     2002 ....................  0.95% to 2.20%   13,477,703     8.90 to 10.49      137,551,122     8.60%    0.65% to   2.24%
     2001 ....................  0.95% to 2.20%    9,462,395     8.82 to 10.26       95,231,351    10.09%    1.53% to   3.22%
     2000 ....................  0.95% to 1.80%    5,607,801     8.71 to  9.94       55,267,328    10.25%   -9.92% to  -8.24% (b)
Gartmore GVIT Global Financial Services Fund - Class I
     2004 ....................      1.25%             3,093        14.34                44,349     1.54%        19.48%
     2003 ....................      1.25%             2,686        12.00                32,234     0.46%        39.69%
Gartmore GVIT Global Financial Services Fund - Class III
     2004 ....................  0.95% to 2.60%      614,645    14.86 to 14.17        9,063,639     1.77%   19.98% to  18.11%
     2003 ....................  0.95% to 2.60%      444,314    12.39 to 11.99        5,474,639     0.55%   40.12% to  37.82%
     2002 ....................  0.95% to 2.00%      268,594     8.71 to  8.84        2,369,793     0.15%  -12.86% to -11.58% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class I
     2004 ....................      1.25%             8,804        11.89               104,685     0.00%         6.51%
     2003 ....................      1.25%               580        11.16                 6,475     0.00%        34.99%
Gartmore GVIT Global Health Sciences Fund - Class III
     2004 ....................  0.95% to 2.65%    2,433,103    12.25 to 11.65       29,522,923     0.00%    6.82% to   5.06%
     2003 ....................  0.95% to 2.65%    1,751,103    11.47 to 11.09       19,957,282     0.00%   35.47% to  33.19%
     2002 ....................  0.95% to 2.60%      966,515     8.33 to  8.47        8,156,119     0.00%  -16.73% to -15.34% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class I
     2004 ....................  0.95% to 2.20%      997,831     3.07 to  3.57        3,219,904     0.00%    3.32% to   2.08%
     2003 ....................  0.95% to 2.20%    1,232,090     2.97 to  3.50        3,847,558     0.00%   53.76% to  51.78%
     2002 ....................  0.95% to 2.20%    1,513,650     1.88 to  2.35        3,100,271     0.66%  -44.20% to -43.33%
     2001 ....................  0.95% to 2.20%    2,521,408     3.35 to  4.19        9,096,947     0.00%  -44.30% to -43.27%
     2000 ....................  0.95% to 1.70%      873,079     5.99 to  7.45        5,540,292     0.00%  -40.14% to -39.96% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class III
     2004 ....................  0.95% to 2.40%    1,321,233    11.34 to 10.90       14,861,753     0.00%    3.29% to   1.84%
     2003 ....................  0.95% to 2.55%    2,165,513    10.98 to 10.68       23,644,482     0.00%   53.72% to  51.25%
     2002 ....................  0.95% to 2.20%      511,430     7.07 to  7.14        3,648,433     0.40%  -29.32% to -28.56% (a) (b)
Gartmore GVIT Global Utilities Fund - Class I
     2004 ....................      1.25%             5,693        13.54                77,075     1.27%        28.34%
     2003 ....................      1.25%             5,169        10.55                54,526     0.52%        22.50%
Gartmore GVIT Global Utilities Fund - Class III
     2004 ....................  0.95% to 2.55%    1,576,428    12.60 to 12.01       19,709,923     1.30%   28.71% to  26.76%
     2003 ....................  0.95% to 2.55%      303,185     9.79 to  9.48        2,946,757     0.64%   22.99% to  21.00%
     2002 ....................  0.95% to 2.05%       97,862     7.84 to  7.96          775,686     1.27%  -21.58% to -20.43% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Government Bond Fund - Class I
     2004 ....................  0.95% to 2.60%   48,795,618  $ 14.24 to 11.79  $   649,792,719     5.35%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   61,425,031    13.92 to 11.69      801,670,591     3.35%    1.03% to  -0.67%
     2002 ....................  0.95% to 2.25%   77,981,271    11.77 to 13.78    1,011,348,469     4.58%    8.08% to   9.93%
     2001 ....................  0.95% to 2.25%   51,441,846    10.89 to 12.53      614,717,734     5.32%    4.45% to   6.23%
     2000 ....................  0.95% to 1.80%   30,078,962    10.46 to 11.80      345,720,403     5.66%   10.52% to  11.49% (b)
Gartmore GVIT Government Bond Fund - Class II
     2004 ....................  1.50% to 2.60%    1,628,935    10.92 to 10.60       17,636,604     5.11%    1.47% to   0.33%
     2003 ....................  1.50% to 2.60%    1,961,425    10.76 to 10.56       20,998,616     3.98%    0.24% to  -0.88%
     2002 ....................  1.50% to 2.60%      945,128    10.66 to 10.74       10,126,255     2.83%    6.58% to   7.38% (a) (b)
Gartmore GVIT Growth Fund - Class I
     2004 ....................  0.95% to 2.50%   12,847,793     7.11 to  4.83       88,536,579     0.31%    7.13% to   5.52%
     2003 ....................  0.95% to 2.50%   14,947,044     6.64 to  4.58       96,289,796     0.02%   31.48% to  29.39%
     2002 ....................  0.95% to 2.05%   16,188,470     3.42 to  5.05       79,642,219     0.00%  -30.60% to -29.40%
     2001 ....................  0.95% to 1.90%   19,812,385     4.93 to  7.15      138,671,512     0.00%  -30.07% to -28.82%
     2000 ....................  0.95% to 1.90%   23,423,007     7.00 to 10.05      232,073,777     0.19%  -27.85% to -25.96% (b)
Gartmore GVIT ID Aggressive Fund - Class II
     2004 ....................  0.95% to 2.65%    5,429,388    12.18 to 11.58       65,348,850     1.69%   12.94% to  11.10%
     2003 ....................  0.95% to 2.65%    4,049,277    10.79 to 10.43       43,273,923     1.41%   30.62% to  28.37%
     2002 ....................  0.95% to 2.60%    1,544,512     8.10 to  8.26       12,699,362     1.09%  -19.92% to -17.42% (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   10,005,688    11.04 to 10.50      109,291,782     2.33%    3.66% to   1.91%
     2003 ....................  0.95% to 2.65%   10,506,818    10.65 to 10.30      111,096,410     2.82%    6.88% to   5.06%
     2002 ....................  0.95% to 2.60%    6,278,984     9.80 to  9.96       62,335,100     2.54%   -1.97% to  -0.39% (a) (b)
Gartmore GVIT ID Moderate Fund - Class II
     2004 ....................  0.95% to 2.65%   35,448,745    11.69 to 11.12      409,682,246     2.05%    8.50% to   6.70%
     2003 ....................  0.95% to 2.65%   28,925,404    10.77 to 10.42      309,210,666     1.90%   18.91% to  16.88%
     2002 ....................  0.95% to 2.60%   13,348,727     8.91 to  9.06      120,505,145     1.68%  -11.18% to  -9.41% (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
     2004 ....................  0.95% to 2.85%   18,307,486    11.99 to 11.34      216,903,970     1.80%   11.03% to   8.98%
     2003 ....................  0.95% to 2.85%   13,776,564    10.80 to 10.40      147,557,142     1.48%   25.44% to  23.04%
     2002 ....................  0.95% to 2.60%    5,730,817     8.45 to  8.61       49,131,920     1.32%  -16.08% to -13.89% (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   15,686,074    11.42 to 10.86      177,228,363     2.25%    6.14% to   4.37%
     2003 ....................  0.95% to 2.65%   14,393,258    10.76 to 10.41      153,730,145     2.39%   12.62% to  10.70%
     2002 ....................  0.95% to 2.60%    7,262,378     9.40 to  9.56       69,158,135     2.11%   -5.96% to  -4.43% (a) (b)
Gartmore GVIT International Growth Fund - Class I
     2004 ....................  0.95% to 2.10%      158,756     7.45 to  6.58        1,138,344     0.76%   13.11% to  11.91%
     2003 ....................  0.95% to 2.10%      187,653     6.59 to  5.86        1,193,370     0.00%   34.34% to  32.58%
     2002 ....................  0.95% to 1.85%      227,163     4.43 to  4.90        1,078,351     0.00%  -25.80% to -24.83%
     2001 ....................  0.95% to 1.90%      250,125     5.97 to  6.52        1,585,220     0.25%  -30.28% to -29.33%
     2000 ....................  0.95% to 1.45%       43,902     8.58 to  9.23          403,432     0.00%   -7.93% to  -7.71% (a) (b)
Gartmore GVIT International Growth Fund - Class III
     2004 ....................  0.95% to 2.15%      665,501    11.82 to 11.44        7,803,470     1.00%   13.27% to  12.01%
     2003 ....................  0.95% to 2.05%      441,368    10.44 to 10.24        4,580,456     0.00%   34.05% to  32.56%
     2002 ....................  0.95% to 2.05%      195,852     7.72 to  7.79        1,521,407     0.00%  -22.76% to -22.14% (a) (b)
Gartmore GVIT International Value Fund - Class VI
     2004 ....................  1.50% to 2.20%       28,799    11.47 to 11.42          329,969     0.49%   14.72% to  14.18% (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
     2004 ....................  0.95% to 2.65%   14,529,688    11.17 to  9.27      158,341,735     1.94%    7.46% to   5.67%
     2003 ....................  0.95% to 2.65%   15,489,907    10.39 to  8.77      157,300,998     1.73%   17.29% to  15.28%
     2002 ....................  0.95% to 2.20%   14,568,854     7.44 to  8.86      126,552,438     2.20%  -14.67% to -13.15%
     2001 ....................  0.95% to 2.20%   13,426,670     8.68 to 10.20      135,233,293     2.33%   -5.92% to  -4.59%
     2000 ....................  0.95% to 1.80%    9,840,209     9.27 to 10.69      104,552,157     2.82%   -2.31% to  -1.29% (a)
Gartmore GVIT Mid Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    7,830,003    12.13 to  9.29       96,860,973     0.00%   14.24% to  12.37%
     2003 ....................  0.95% to 2.65%    8,921,111    10.62 to  8.26       96,911,423     0.00%   38.81% to  36.38%
     2002 ....................  0.95% to 2.25%    8,014,482     3.21 to  8.32       62,837,582     0.00%  -38.83% to -37.61%
     2001 ....................  0.95% to 2.05%    9,802,628     8.27 to 13.35      123,698,577     0.00%  -32.22% to -30.98%
     2000 ....................  0.95% to 2.00%    9,594,512    12.15 to 19.37      175,055,203     0.00%  -23.46% to -16.18% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Money Market Fund - Class I
     2004 ....................  0.95% to 2.60%   47,255,568  $ 11.73 to  9.89  $   533,222,860     0.88%   -0.15% to  -1.81%
     2003 ....................  0.95% to 2.60%   61,044,850    11.75 to 10.07      691,344,651     0.67%   -0.33% to  -1.99%
     2002 ....................  0.95% to 2.60%   98,379,110    10.27 to 11.79    1,120,076,990     1.18%   -1.31% to   0.25%
     2001 ....................  0.95% to 2.25%  117,529,505    10.50 to 11.76    1,332,823,895     3.10%    1.13% to   2.61%
     2000 ....................  0.95% to 1.90%   72,240,743    10.61 to 12.52      807,445,540     5.12%    3.68% to   5.02%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.65%   35,853,013    12.08 to  9.13      427,878,572     1.23%    8.71% to   6.91%
     2003 ....................  0.95% to 2.65%   40,667,472    11.11 to  8.54      447,026,775     0.54%   26.30% to  24.12%
     2002 ....................  0.95% to 2.25%   43,675,677     6.55 to  8.80      380,932,564     0.85%  -19.47% to -18.14%
     2001 ....................  0.95% to 2.25%   48,260,088     8.11 to 10.75      515,465,142     0.75%  -14.10% to -12.66%
     2000 ....................  0.95% to 1.80%   45,824,390     9.46 to 12.30      562,349,517     0.65%   -3.87% to  -0.48% (b)
Gartmore GVIT Nationwide/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      228,367    10.92 to 10.59        2,461,950     1.03%    7.89% to  6.69%
     2003 ....................  1.50% to 2.60%      243,662    10.12 to  9.93        2,445,831     0.47%   25.33% to  23.93%
     2002 ....................  1.50% to 2.60%       95,189     8.01 to  8.07          767,177     0.76%  -19.88% to -19.27% (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
     2004 ....................      1.25%               311        12.17                 3,786     0.38%         17.31%
     2003 ....................      1.25%               337        10.38                 3,497     0.22%         23.82%
     2002 ....................      1.25%               355         8.38                 2,975     0.54%        -16.18%      (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
     2004 ....................  0.95% to 2.25%      517,620    13.40 to 12.90        6,878,568     0.39%   17.64% to  16.19%
     2003 ....................  0.95% to 2.40%      555,773    11.39 to 11.07        6,293,400     0.20%   24.40% to  22.57%
     2002 ....................  0.95% to 2.20%      675,300     9.03 to  9.16        6,165,014     1.34%   -9.72% to  -8.43% (a) (b)
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
     2003 ....................  0.95% to 2.10%    1,255,626    10.06 to  9.75       13,203,244     0.03%   37.49% to  35.87%
     2002 ....................  0.95% to 1.80%    1,421,331     6.29 to  9.39       10,832,478     0.03%  -26.99% to -26.07%
     2001 ....................  0.95% to 1.80%    1,814,381     8.58 to 12.72       18,783,461     0.48%   -5.30% to  -4.18%
     2000 ....................  0.95% to 1.80%    2,045,136     9.03 to 13.29       22,067,980     1.00%    5.68% to   7.80% (b)
Gartmore GVIT Small Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    6,907,587    14.75 to 13.37      100,140,193     0.00%   12.34% to  10.48%
     2003 ....................  0.95% to 2.65%    7,921,776    13.13 to 12.10      102,531,773     0.00%   32.99% to  30.67%
     2002 ....................  0.95% to 2.25%    7,239,678     4.39 to  9.87       70,683,692     0.00%  -35.14% to -33.92%
     2001 ....................  0.95% to 2.20%    7,019,483    14.37 to 14.94      104,113,801     0.00%  -13.15% to -11.69%
     2000 ....................  0.95% to 2.00%    4,035,275    16.55 to 16.92       68,033,571     0.00%  -22.63% to -16.96% (a)
Initial Funding by Depositor
     2000 ....................      0.00%           100,000        17.19             1,718,630     0.00%        -16.17%
Gartmore GVIT Small Cap Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      205,976    10.57 to 10.26        2,160,538     0.00%   11.47% to  10.23%
     2003 ....................  1.50% to 2.60%      206,299     9.49 to  9.31        1,946,808     0.00%   32.05% to  30.58%
     2002 ....................  1.50% to 2.60%       62,244     7.13 to  7.18          446,027     0.00%  -28.70% to -28.16% (a) (b)
Gartmore GVIT Small Cap Value Fund - Class I
     2004 ....................  0.95% to 2.85%   18,902,563    21.77 to 19.99      470,375,470     0.00%   16.18% to  14.10%
     2003 ....................  0.95% to 2.85%   20,424,000    18.73 to 17.52      437,227,841     0.00%   55.37% to  52.38%
     2002 ....................  0.95% to 2.40%   20,923,018     9.81 to 16.47      287,510,313     0.01%  -29.29% to -27.86%
     2001 ....................  0.95% to 2.25%   20,396,752    13.77 to 22.87      383,267,849     0.04%   24.96% to  27.05%
     2000 ....................  0.95% to 1.90%    9,836,911    12.77 to 18.03      139,794,131     0.00%    9.21% to  10.86%
Gartmore GVIT Small Cap Value Fund - Class II
     2004 ....................  1.50% to 2.60%      288,728    12.62 to 12.25        3,616,650     0.00%   15.24% to  13.96%
     2003 ....................  1.50% to 2.60%      271,345    10.95 to 10.75        2,957,361     0.00%   54.10% to  52.39%
     2002 ....................  1.50% to 2.60%       91,515     7.05 to  7.11          648,541     0.00%  -29.47% to -28.93% (a) (b)
Gartmore GVIT Small Company Fund - Class I
     2004 ....................  0.95% to 2.70%   17,198,697    18.44 to 17.47      348,300,700     0.00%   17.89% to  15.93%
     2003 ....................  0.95% to 2.70%   18,060,444    15.64 to 15.07      310,330,135     0.00%   39.67% to  37.22%
     2002 ....................  0.95% to 2.25%   17,985,000     7.39 to 14.03      220,913,252     0.00%  -19.60% to -18.11%
     2001 ....................  0.95% to 2.25%   17,761,358     9.15 to 17.16      264,333,775     0.11%   -9.27% to  -7.60%
     2000 ....................  0.95% to 1.90%   14,358,242    14.75 to 18.60      227,088,913     0.03%    0.42% to   7.87% (a)
Gartmore GVIT Small Company Fund - Class II
     2004 ....................  1.50% to 2.60%      386,685    12.67 to 12.30        4,856,465     0.00%   17.00% to  15.70%
     2003 ....................  1.50% to 2.60%      389,998    10.83 to 10.63        4,200,161     0.00%   38.51% to  36.96%
     2002 ....................  1.50% to 2.60%      153,778     7.76 to  7.82        1,199,574     0.00%  -22.38% to -21.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Turner Growth Focus Fund - Class I
     2003 ....................  0.95% to 2.35%      559,208  $  3.23 to  2.86  $     1,760,628     0.00%   49.53% to  47.37%
     2002 ....................  0.95% to 1.90%      750,449     1.94 to  2.16        1,580,486     0.00%  -44.37% to -43.40%
     2001 ....................  0.95% to 1.90%    1,938,798     3.49 to  3.82        7,191,214     0.00%  -40.83% to -39.61%
     2000 ....................  0.95% to 1.50%      302,210     5.91 to  6.33        1,883,451     0.00%  -36.87% to -36.70% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class III
     2003 ....................  0.95% to 2.45%      471,588    11.19 to 10.90        5,254,060     0.00%   49.05% to  46.81%
     2002 ....................  0.95% to 1.90%      131,153     7.43 to  7.51          982,915     0.00%  -25.70% to -24.94% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class I
     2004 ....................       1.25%           17,830        13.60               242,559     0.00%         11.00%
     2003 ....................       1.25%              575        12.26                 7,047     0.00%         50.24%
Gartmore GVIT U.S. Growth Leaders Fund - Class III
     2004 ....................  0.95% to 2.60%    1,936,359    12.63 to 12.02       24,247,683     0.00%   11.38% to   9.52%
     2003 ....................  0.95% to 2.60%    3,766,233    11.34 to 10.98       42,432,617     0.00%   50.95% to  48.44%
     2002 ....................  0.95% to 2.60%      525,137     7.40 to  7.51        3,932,114     0.00%  -26.04% to -24.87% (a) (b)
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   12,983,235    13.86 to 12.34      177,337,309     4.89%    5.52% to   3.74%
     2003 ....................  0.95% to 2.60%   13,033,009    13.13 to 12.00      169,204,066     5.36%   11.05% to   9.20%
     2002 ....................  0.95% to 2.60%   13,884,968    10.89 to 11.96      163,062,295     5.45%    4.42% to   6.19%
     2001 ....................  0.95% to 2.20%   11,028,888    10.39 to 11.29      122,424,789     5.69%    1.81% to   3.19%
     2000 ....................  0.95% to 1.80%    8,741,582    10.27 to 10.97       94,348,851     6.46%    3.82% to   4.96% (b)
Gartmore GVIT Worldwide Leaders Fund - Class I
     2004 ....................  0.95% to 2.50%    1,993,649    11.57 to  8.76       22,767,882     0.00%   14.57% to  12.87%
     2003 ....................  0.95% to 2.50%    2,305,470    10.01 to  7.76       23,018,222     0.00%   34.77% to  32.61%
     2002 ....................  0.95% to 2.20%    3,092,482     5.54 to  7.63       22,647,345     1.21%  -27.44% to -26.10%
     2001 ....................  0.95% to 2.20%    3,514,002     7.59 to 10.34       35,384,282     1.76%  -20.84% to -19.59%
     2000 ....................  0.95% to 1.90%    3,553,915     9.62 to 12.87       44,601,063     0.91%  -13.89% to -11.79% (b)
Gartmore GVIT Worldwide Leaders Fund - Class III
     2004 ....................  0.95% to 2.40%      448,762    15.58 to 15.22        6,962,507     0.00%   14.57% to  12.99%
     2003 ....................  0.95% to 2.65%      430,617    13.60 to 13.45        5,839,397     0.00%   35.99% to  34.50% (a) (b)
Janus AS - Balanced Portfolio - Service Shares
     2004 ....................       1.25%            7,867        11.03                86,775     3.56%          6.94%
     2003 ....................       1.25%            1,744        10.31                17,988     0.00%          3.14%      (a) (b)
Janus AS - Capital Appreciation Portfolio - Service Shares
     2004 ....................  0.95% to 2.70%   29,018,242     7.32 to 10.22      240,430,077     0.02%   16.85% to  14.86%
     2003 ....................  0.95% to 2.70%   33,279,122     6.27 to  8.90      237,019,223     0.24%   19.09% to  16.98%
     2002 ....................  0.95% to 2.25%   38,006,657     5.06 to  8.02      228,220,423     0.30%  -18.27% to -16.73%
     2001 ....................  0.95% to 2.20%   45,531,568     6.17 to  9.68      331,633,875     0.87%  -23.91% to -22.58%
     2000 ....................  0.95% to 2.00%   40,005,824     8.10 to 12.59      378,790,232     1.40%  -19.43% to -18.36% (a) (b)
Janus AS - Global Technology Portfolio - Service II Shares
     2004 ....................  0.95% to 2.40%    2,038,707    10.35 to  9.95       20,914,190     0.00%   -0.12% to  -1.52%
     2003 ....................  0.95% to 2.40%    2,119,951    10.36 to 10.10       21,841,396     0.00%   45.74% to  43.58%
     2002 ....................  0.95% to 2.25%    1,620,570     7.03 to  7.11       11,490,667     0.00%  -29.66% to -28.90% (a) (b)
Janus AS - Global Technology Portfolio - Service Shares
     2004 ....................  0.95% to 2.45%   15,268,291     3.43 to  3.15       51,426,185     0.00%   -0.39% to  -1.84%
     2003 ....................  0.95% to 2.45%   18,787,902     3.44 to  3.21       63,696,571     0.00%   45.08% to  42.82%
     2002 ....................  0.95% to 2.20%   24,072,809     2.25 to  2.37       56,417,204     0.00%  -42.53% to -41.49%
     2001 ....................  0.95% to 2.20%   37,284,126     3.91 to  4.05      149,944,155     0.59%  -39.16% to -37.92%
     2000 ....................  0.95% to 2.00%   34,729,247     6.43 to  6.52      226,058,716     1.21%  -35.68% to -34.75% (a) (b)
Janus AS - International Growth Portfolio - Service II Shares
     2004 ....................  0.95% to 2.50%    4,947,582    12.16 to 11.66       59,657,128     0.84%   17.58% to  15.86%
     2003 ....................  0.95% to 2.50%    4,987,992    10.34 to 10.06       51,293,210     0.97%   33.27% to  31.14%
     2002 ....................  0.95% to 2.20%    3,951,071     7.67 to  7.76       30,585,952     0.39%  -23.27% to -22.41% (a) (b)
Janus AS - International Growth Portfolio - Service Shares
     2004 ....................  0.95% to 2.50%   14,665,587     7.16 to 11.56      122,981,313     0.79%   17.56% to  15.84%
     2003 ....................  0.95% to 2.50%   17,681,761     6.09 to  9.98      126,313,887     0.90%   33.26% to  31.12%
     2002 ....................  0.95% to 2.25%   22,978,097     4.40 to  7.95      123,326,217     0.59%  -27.71% to -26.46%
     2001 ....................  0.95% to 2.25%   33,201,893     6.06 to 10.88      243,618,255     0.69%  -25.52% to -24.16%
     2000 ....................  0.95% to 2.00%   29,890,055     8.13 to 14.44      290,088,960     7.16%  -19.01% to -17.99% (a) (b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
     2004 ....................  0.95% to 2.05%      355,509    14.22 to 13.96        5,037,861     1.76%   16.35% to  15.06%
     2003 ....................  0.95% to 2.35%       93,176    12.22 to 12.11        1,136,918     0.15%   22.24% to  21.13% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
     2004 ....................  0.95% to 2.55%    2,153,173  $ 11.41 to 11.29  $    24,534,399     0.00%    14.12% to 12.92% (a) (b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
     2004 ....................      1.25%            20,161        10.93               220,403     0.00%          7.62%
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
     2004 ....................  1.50% to 2.60%      425,670    10.76 to 10.44        4,537,608     0.00%   12.66% to  11.41%
     2003 ....................  1.50% to 2.60%      428,276     9.55 to  9.37        4,067,064     0.00%   34.56% to  33.06%
     2002 ....................  1.50% to 2.60%      187,101     7.04 to  7.10        1,324,318     0.00%  -29.57% to -29.04% (a) (b)
MFS/(R)/ VIT - New Discovery Series - Service Class
     2004 ....................  1.50% to 2.60%      201,354    10.27 to  9.96        2,048,276     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%      205,441     9.81 to  9.63        2,004,511     0.00%   31.43% to  29.97%
     2002 ....................  1.50% to 2.50%       55,031     7.42 to  7.47          409,770     0.00%  -25.83% to -25.32% (a) (b)
MFS/(R)/ VIT - Value Series - Service Class
     2004 ....................  1.50% to 2.60%      326,744    11.55 to 11.21        3,740,488     0.40%   13.10% to  11.84%
     2003 ....................  1.50% to 2.60%      330,815    10.22 to 10.03        3,360,300     0.17%   22.84% to  21.47%
     2002 ....................  1.50% to 2.60%      126,768     8.25 to  8.32        1,052,083     0.00%  -17.45% to -16.83% (a) (b)
Neuberger Berman AMT - Fasciano Portfolio - S Class
     2004 ....................  1.50% to 2.60%      134,690    13.33 to 12.94        1,780,981     0.00%   10.20% to   8.97%
     2003 ....................  1.50% to 2.60%      131,193    12.01 to 11.87        1,578,632     0.00%   23.19% to  21.81%
     2002 ....................  1.50% to 2.60%       33,884     9.75 to  9.82          331,753     0.00%   -2.53% to  -1.80% (a) (b)
Neuberger Berman AMT - Focus Portfolio - S Class
     2004 ....................  1.50% to 2.60%       45,622    21.37 to 20.74          963,014     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%       48,070    20.43 to 20.05          974,606     0.00%   87.75% to  85.66%
     2002 ....................  1.50% to 2.60%       10,974    10.80 to 10.88          118,987     0.00%    7.98% to   8.80% (a) (b)
Neuberger Berman AMT - Guardian Portfolio - I Class
     2004 ....................  0.95% to 2.40%    7,395,161    16.62 to 10.72      114,487,471     0.12%   14.71% to  13.13%
     2003 ....................  0.95% to 2.40%    8,232,006    14.49 to  9.47      111,415,197     0.86%   30.51% to  28.56%
     2002 ....................  0.95% to 2.25%    8,581,564     6.81 to 11.10       89,348,086     0.74%  -28.20% to -27.15%
     2001 ....................  0.95% to 2.25%    8,329,535     9.47 to 15.24      120,350,763     0.40%   -3.80% to  -2.45%
     2000 ....................  0.95% to 1.80%    5,437,338     9.89 to 15.62       82,601,518     0.48%   -0.68% to   1.70% (b)
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    4,141,923    10.02 to  9.78       41,675,796     4.72%   -0.18% to  -1.59%
     2003 ....................  0.95% to 2.20%    2,341,639    10.04 to  9.95       23,684,746     7.44%    0.36% to  -0.49% (a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.65%   12,187,318    17.22 to  9.53      186,500,405     0.00%   15.20% to  13.31%
     2003 ....................  0.95% to 2.65%   13,310,419    14.95 to  8.41      177,287,825     0.00%   26.86% to  24.63%
     2002 ....................  0.95% to 2.25%   13,997,826     4.21 to 11.78      147,934,257     0.00%  -31.31% to -30.01%
     2001 ....................  0.95% to 2.25%   16,244,793     6.09 to 16.84      248,709,387     0.00%  -26.64% to -25.37%
     2000 ....................  0.95% to 2.00%   13,579,156    13.50 to 22.56      285,075,146     0.00%  -17.27% to  -8.34% (a)
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    9,929,548    12.65 to 11.06      130,061,644     0.01%   17.85% to  16.28%
     2003 ....................  0.95% to 2.40%   10,120,850    10.74 to  9.49      112,336,089     0.00%   33.81% to  31.83%
     2002 ....................  0.95% to 2.20%    9,838,338     6.58 to  9.04       81,171,261     0.59%  -25.98% to -24.86%
     2001 ....................  0.95% to 2.20%   10,900,243     8.87 to 12.05      119,317,746     0.37%   -5.14% to  -3.76%
     2000 ....................  0.95% to 1.90%   10,654,857     9.41 to 12.54      120,163,492     0.74%   -1.00% to   1.08% (b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
     2004 ....................  0.95% to 2.20%      119,039    11.31 to 11.22        1,430,368     0.00%   13.12% to  12.17% (a) (b)
Oppenheimer Aggressive Growth Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   16,225,604    12.19 to 10.15      215,497,732     0.00%   18.64% to  16.63%
     2003 ....................  0.95% to 2.70%   18,042,331    10.28 to  8.70      201,857,509     0.00%   24.40% to  22.18%
     2002 ....................  0.95% to 2.25%   18,771,046     6.60 to 10.21      168,831,018     0.68%  -29.85% to -28.48%
     2001 ....................  0.95% to 2.20%   22,119,714     9.35 to 14.29      277,146,600     0.94%  -33.27% to -31.93%
     2000 ....................  0.95% to 1.95%   22,357,402    14.00 to 21.03      407,410,310     0.00%  -23.80% to -12.08% (a)
Oppenheimer Capital Appreciation Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   32,989,279    14.42 to 10.49      483,179,895     0.31%    5.92% to   4.12%
     2003 ....................  0.95% to 2.70%   34,255,234    13.62 to 10.07      474,551,297     0.37%   29.70% to  27.39%
     2002 ....................  0.95% to 2.25%   34,239,324     5.94 to 11.45      366,481,742     0.60%  -28.93% to -27.55%
     2001 ....................  0.95% to 2.25%   33,328,767     8.31 to 15.83      493,623,497     0.59%  -15.02% to -13.41%
     2000 ....................  0.95% to 1.95%   25,624,577    12.49 to 18.31      437,642,495     0.10%   -2.74% to  -1.17% (a)
Oppenheimer Capital Appreciation Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      733,839    10.61 to 10.29        7,717,903     0.22%    5.02% to   3.84%
     2003 ....................  1.50% to 2.60%      724,583    10.10 to  9.91        7,279,334     0.28%   28.73% to  27.29%
     2002 ....................  1.50% to 2.60%      357,291     7.79 to  7.85        2,797,449     0.00%  -22.12% to -21.53% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Oppenheimer Global Securities Fund/VA - Class 3
     2004 ....................  0.95% to 2.65%   10,678,196  $ 16.84 to 16.39  $   178,971,646    1.09%    18.06% to  16.16%
     2003 ....................  0.95% to 2.65%    7,189,189    14.26 to 14.11      102,340,129    0.00%    42.62% to  41.07% (a) (b)
Oppenheimer Global Securities Fund/VA - Initial Class
     2004 ....................  0.95% to 2.85%   16,374,164    10.72 to 15.28      191,319,125    1.23%    18.03% to  15.90%
     2003 ....................  0.95% to 2.85%   19,398,205     9.08 to 13.19      192,522,627    0.96%    41.66% to  38.92%
     2002 ....................  0.95% to 2.40%   26,384,682     6.19 to 10.02      185,709,706    0.48%   -24.41% to -22.88%
     2001 ....................  0.95% to 2.25%   15,482,090     8.13 to 13.06      144,367,444    0.48%   -14.49% to -12.88%
     2000 ....................  0.95% to 1.80%    4,293,663     9.48 to 15.07       46,647,108    0.00%    -5.30% to  -4.62% (a) (b)
Oppenheimer Global Securities Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      565,069    12.68 to 12.30        7,094,421    1.10%    17.10% to  15.79%
     2003 ....................  1.50% to 2.60%      655,617    10.83 to 10.62        7,054,981    0.70%    40.72% to  39.15%
     2002 ....................  1.50% to 2.60%      458,129     7.64 to  7.69        3,515,564    0.00%   -23.65% to -23.07% (a) (b)
Oppenheimer High Income Fund/VA - Service Class
     2004 ....................      1.25%             9,185        11.08               101,746    0.35%         7.37%
Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
     2004 ....................  0.95% to 2.65%   32,018,278    11.29 to  9.59      383,272,912    0.84%     8.42% to  6.64%
     2003 ....................  0.95% to 2.65%   36,088,504    10.41 to  8.99      399,297,369    0.89%    25.52% to  23.34%
     2002 ....................  0.95% to 2.25%   35,365,474     6.25 to  9.56      311,700,007    0.76%   -21.00% to -19.57%
     2001 ....................  0.95% to 2.25%   35,201,321     7.87 to 11.91      385,779,153    0.52%   -12.45% to -11.02%
     2000 ....................  0.95% to 2.00%   27,040,315     9.64 to 13.40      330,463,265    0.28%   -10.51% to  -9.61% (a) (b)
Oppenheimer Main Street Fund/(R)/ /VA - Service Class
     2004 ....................  1.50% to 2.60%      862,728    10.77 to 10.45        9,221,380    0.69%     7.51% to   6.31%
     2003 ....................  1.50% to 2.60%      853,327    10.02 to  9.83        8,506,949    0.76%    24.54% to  23.15%
     2002 ....................  1.50% to 2.60%      337,974     7.98 to  8.04        2,713,291    0.00%   -20.16% to -19.56% (a) (b)
Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class
     2004 ....................      1.25%             4,053         12.13               49,145    0.00%         17.69%
     2003 ....................      1.25%               228         10.30                2,349    0.00%          3.03%       (a) (b)
Oppenheimer Strategic Bond Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      398,799    12.66 to 12.29        5,008,223    4.92%     6.81% to   5.62%
     2003 ....................  1.50% to 2.60%      444,295    11.86 to 11.64        5,241,337    3.79%    15.40% to  14.11%
     2002 ....................  1.50% to 2.60%       88,463    10.20 to 10.27          906,399    0.00%     1.97% to   2.73% (a) (b)
Putnam VT Growth & Income Fund - IB Shares
     2004 ....................      1.25%             1,598         11.69               18,688    0.00%          9.72%
Strong Opportunity Fund II, Inc. - Investor Class
     2004 ....................  0.95% to 2.70%   19,567,386    10.78 to 12.42      220,663,748    0.00%    17.10% to  15.15%
     2003 ....................  0.95% to 2.70%   21,393,485     9.21 to 10.78      206,907,437    0.08%    35.71% to  33.28%
     2002 ....................  0.95% to 2.25%   21,318,993     6.56 to  8.50      151,933,095    0.45%   -28.86% to -27.51%
     2001 ....................  0.95% to 2.25%   16,359,581     9.16 to 11.78      163,544,166    0.67%    -6.18% to  -4.62%
     2000 ....................  0.95% to 1.75%    3,695,486     9.74 to 12.38       39,322,799    0.00%    -2.63% to  -1.85% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
     2004 ....................  0.95% to 2.05%      908,023    12.65 to 12.56       11,466,172    0.00%    26.48% to  25.57% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    2,577,130    11.70 to 19.67       39,447,879    0.64%    24.70% to  23.16%
     2003 ....................  0.95% to 2.30%    4,165,438     9.38 to 15.97       51,636,455    0.18%    52.73% to  50.68%
     2002 ....................  0.95% to 2.20%    4,715,758     6.11 to 13.42       38,558,378    0.22%    -5.21% to  -3.82%
     2001 ....................  0.95% to 2.20%    5,140,281     6.36 to 13.97       43,776,940    0.00%    -4.43% to  -2.75%
     2000 ....................  0.95% to 1.95%    3,907,642     6.55 to 14.39       32,283,680    0.00%   -43.76% to -42.42% (a)
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
     2004 ....................  0.95% to 2.40%    1,131,969    12.50 to 12.39       14,137,698    0.00%    25.05% to  23.88% (a) (b)
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    1,848,191    12.23 to 18.00       27,183,400    0.43%    23.05% to  21.53%
     2003 ....................  0.95% to 2.55%    2,984,906     9.96 to 14.65       36,038,095    0.33%    43.70% to  41.41%
     2002 ....................  0.95% to 2.20%    2,012,923     6.90 to 11.83       17,167,415    0.68%    -5.33% to  -3.76%
     2001 ....................  0.95% to 1.90%    1,232,877     7.17 to 12.32       11,026,142    0.98%   -12.52% to -11.30%
     2000 ....................  0.95% to 1.85%    1,025,479     8.09 to 13.92        9,748,397    0.88%     7.96% to  10.35% (a)
Van Kampen LIT - Comstock Portfolio - Class II
     2004 ....................  1.50% to 2.60%    1,625,539    11.99 to 11.63       19,291,848    0.75%    15.67% to  14.38%
     2003 ....................  1.50% to 2.60%    1,531,792    10.36 to 10.17       15,774,769    0.63%    28.81% to  27.37%
     2002 ....................  1.50% to 2.60%      573,556     7.99 to  8.05        4,601,870    0.00%   -20.15% to -19.55% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Van Kampen LIT - Emerging Growth Portfolio - Class II
     2004 ....................  1.50% to 2.60%      302,950  $  9.56 to  9.28  $     2,865,969    0.00%     5.18% to   4.00%
     2003 ....................  1.50% to 2.60%      301,195     9.09 to  8.92        2,720,109    0.00%    25.13% to  23.74%
     2002 ....................  1.50% to 2.60%      124,303     7.21 to  7.26          900,847    0.00%   -27.90% to -27.36% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
     2004 ....................  1.50% to 2.45%       27,302    10.37 to 10.20          282,081    5.05%     2.51% to   1.52%
     2003 ....................  1.50% to 2.05%       14,916    10.11 to 10.08          150,667    0.07%     1.13% to   0.76% (a) (b)
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
     2004 ....................  0.95% to 2.40%    1,923,815    17.03 to 22.16       39,415,803    6.36%     9.02% to   7.48%
     2003 ....................  0.95% to 2.45%    3,277,139    15.62 to 20.57       63,486,350    0.00%    26.65% to  24.83%
     2002 ....................  0.95% to 2.25%    2,957,540    12.27 to 18.89       45,084,271    9.57%     6.64% to   8.18%
     2001 ....................  0.95% to 2.20%    1,489,717    11.36 to 17.49       20,064,521    9.54%     7.59% to   9.05%
     2000 ....................  0.95% to 1.80%    1,404,273    10.42 to 16.06       17,291,284   14.68%     9.39% to  10.33%
Van Kampen UIF - Mid Cap Growth Portfolio - Class I
     2004 ....................  0.95% to 2.25%    3,445,048     6.97 to  9.54       25,755,104    0.00%    20.44% to  18.98%
     2003 ....................  0.95% to 2.25%    3,202,235     5.79 to  8.02       20,243,245    0.00%    40.42% to  38.56%
     2002 ....................  0.95% to 2.20%    2,485,863     3.98 to  5.95       11,023,512    0.00%   -32.82% to -31.81%
     2001 ....................  0.95% to 2.20%    2,212,771     5.92 to  8.78       15,015,187    0.00%   -31.07% to -29.99%
     2000 ....................  0.95% to 1.80%      829,289     8.59 to 12.63        7,776,467    0.00%   -14.31% to -13.66% (a) (b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
     2004 ....................  0.95% to 2.85%   14,131,924    21.62 to 22.14      325,936,456    1.46%    35.10% to  32.66%
     2003 ....................  0.95% to 2.85%   13,455,607    16.00 to 16.69      229,964,262    0.00%    36.21% to  33.66%
     2002 ....................  0.95% to 2.60%   12,444,223    11.69 to 13.80      156,001,009    3.80%    -3.58% to  -1.73%
     2001 ....................  0.95% to 2.25%    7,976,411    11.90 to 14.08      101,307,071    4.43%     6.99% to   8.79%
     2000 ....................  0.95% to 1.85%    5,684,629    10.95 to 12.97       65,598,414   30.00%     3.80% to  23.30% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
     2004 ....................  0.95% to 2.15%    1,705,072    10.85 to 10.09       17,971,207    0.54%     8.62% to   7.40%
     2003 ....................  0.95% to 2.15%    1,957,002     9.99 to  9.40       19,073,759    0.34%    33.69% to  32.05%
     2002 ....................  0.95% to 1.70%    1,999,385     7.12 to  7.47       14,643,829    0.57%   -25.15% to -24.17%
     2001 ....................  0.95% to 1.85%    1,904,812     9.47 to  9.85       18,485,547    0.45%    -2.00% to  -0.64%
     2000 ....................  0.95% to 1.70%    1,212,730     9.69 to  9.91       11,900,334    0.88%    -2.76% to  -0.86% (b)
Initial Funding by Depositor
     2003 ....................      0.00%           100,000        10.37             1,037,146    0.34%         34.97%
     2002 ....................      0.00%           100,000         7.68               768,437    0.57%        -23.00%
     2001 ....................      0.00%           100,000        10.04             1,003,746    0.45%          0.32%
     2000 ....................      0.00%           100,000        10.01             1,000,543    0.88%         -1.14%
Victory VIF - Investment Quality Bond Fund Class A Shares
     2003 ....................  1.20% to 1.65%       65,051    12.32 to 12.07          801,000    1.81%    -0.34% to  -0.80%
     2002 ....................  1.20% to 1.65%       76,741    12.17 to 12.36          948,193    3.93%     7.40% to   7.89%
     2001 ....................  1.20% to 1.65%       99,584    11.33 to 11.46        1,140,757    4.71%     4.72% to   5.20%
     2000 ....................  1.20% to 1.65%      105,233    10.82 to 10.89        1,146,117    6.15%     9.20% to   9.70%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         13.05            1,304,876    1.81%          0.87%
     2002 ....................      0.00%           100,000         12.94            1,293,627    3.98%          9.00%
     2001 ....................      0.00%           100,000         11.85            1,184,653    4.71%          6.49%
     2000 ....................      0.00%           100,000         11.12            1,112,472    6.15%         11.02%
Victory VIF - Small Company Opportunity Fund Class A Shares
     2003 ....................  0.95% to 2.05%      139,791    12.75 to 12.77        1,823,390    0.03%    29.46% to  28.04%
     2002 ....................  0.95% to 1.65%      146,933     9.79 to 10.27        1,487,367    0.26%    -7.10% to  -6.05%
     2001 ....................  0.95% to 1.70%      141,148    10.45 to 10.96        1,534,718    0.26%    -8.22% to  -7.11%
     2000 ....................  0.95% to 1.70%       95,770    11.28 to 11.83        1,128,678    0.55%    11.96% to  19.53%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         14.00            1,400,366    0.03%         30.70%
     2002 ....................      0.00%           100,000         10.71            1,071,462    0.26%         -5.00%
     2001 ....................      0.00%           100,000         11.30            1,129,641    0.26%         -6.21%
     2000 ....................      0.00%           100,000         12.04            1,204,437    0.55%         20.97%
W & R Target Funds, Inc. - Asset Strategy Portfolio
     2004 ....................  0.95% to 2.50%   12,509,904    11.74 to 10.82      144,706,783    1.39%    12.22% to  10.57%
     2003 ....................  0.95% to 2.50%   11,476,467    10.46 to  9.79      118,673,742    1.31%    10.42% to   8.76%
     2002 ....................  0.95% to 2.25%    8,461,395     9.00 to  9.47       79,519,856    2.02%     0.75% to   2.30%
     2001 ....................  0.95% to 2.10%    4,760,507     8.93 to  9.26       43,898,837    4.60%   -12.00% to -10.33% (b)
     2000 ....................  0.95% to 1.40%        1,854    10.38 to 10.38           19,241    0.00%     3.75% to   3.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Balanced Portfolio
     2004 ....................  0.95% to 2.40%    9,573,904  $ 11.02 to 10.40    $ 104,023,435    1.52%     7.90% to   6.43%
     2003 ....................  0.95% to 2.40%    8,746,952    10.21 to  9.77       88,346,309    0.78%    17.96% to  16.30%
     2002 ....................  0.95% to 2.25%    6,794,609     8.29 to  8.65       58,373,099    2.08%   -10.59% to  -9.28%
     2001 ....................  0.95% to 2.10%    4,847,216     9.28 to  9.54       46,069,854    4.84%    -8.17% to  -6.84%
     2000 ....................      0.95%               476        10.24                 4,873    0.00%         2.37%        (a) (b)
W & R Target Funds, Inc. - Bond Portfolio
     2004 ....................  0.95% to 2.45%    8,199,654    12.48 to 11.76      100,979,352    4.15%     2.89% to   1.40%
     2003 ....................  0.95% to 2.50%    8,824,865    12.13 to 11.24      105,941,161    4.68%     3.19% to   1.66%
     2002 ....................  0.95% to 2.25%    8,643,298    11.06 to 11.75      100,850,579    5.30%     6.34% to   7.94%
     2001 ....................  0.95% to 2.10%    5,069,211    10.40 to 10.89       54,987,972    9.19%     3.96% to   6.45% (a)
     2000 ....................      0.95%             1,184        10.23                12,107    0.00%          2.25%       (a) (b)
W & R Target Funds, Inc. - Core Equity Portfolio
     2004 ....................  0.95% to 2.50%   30,602,270     8.43 to  7.95      254,008,204    0.62%     8.53% to   6.94%
     2003 ....................  0.95% to 2.50%   31,339,819     7.77 to  7.43      240,491,705    0.79%    16.15% to  14.36%
     2002 ....................  0.95% to 2.25%   28,039,884     6.48 to  6.69      185,915,974    0.59%   -23.62% to -22.38%
     2001 ....................  0.95% to 2.10%   21,221,006     8.48 to  8.61      182,011,050    0.45%   -16.96% to -14.59% (b)
     2000 ....................  0.95% to 1.40%        1,978    10.21 to 10.22           20,210    0.00%     2.14% to   2.18% (a) (b)
W & R Target Funds, Inc. - Dividend Income Portfolio
     2004 ....................  0.95% to 2.10%      652,179    10.91 to 10.74        7,083,332    1.22%     9.08% to   8.24% (a) (b)
W & R Target Funds, Inc. - Growth Portfolio
     2004 ....................  0.95% to 2.50%   38,640,684     8.35 to  8.05      317,807,882    0.28%     2.33% to   0.82%
     2003 ....................  0.95% to 2.50%   37,406,072     8.16 to  7.98      301,609,039    0.00%    21.89% to  20.02%
     2002 ....................  0.95% to 2.25%   27,861,661     6.49 to  6.71      185,008,498    0.01%   -23.28% to -22.05%
     2001 ....................  0.95% to 2.10%   20,170,887     8.45 to  8.71      172,511,745    1.74%   -16.41% to -12.95% (b)
     2000 ....................  0.95% to 1.40%        1,408    10.12 to 10.12           14,250    0.00%     1.17% to   1.21% (a) (b)
W & R Target Funds, Inc. - High Income Portfolio
     2004 ....................  0.95% to 2.50%    6,254,780    13.65 to 12.75       84,264,071    7.08%     8.82% to   7.22%
     2003 ....................  0.95% to 2.45%    5,707,409    12.54 to 11.99       70,865,343    8.31%    18.60% to  16.91%
     2002 ....................  0.95% to 2.25%    4,689,184    10.21 to 10.57       49,233,726    9.88%    -4.28% to  -2.95%
     2001 ....................  0.95% to 2.10%    2,785,585    10.68 to 10.90       30,247,046   18.27%     6.74% to   8.14%
W & R Target Funds, Inc. - International II Portfolio
     2004 ....................  0.95% to 2.15%      635,691    11.95 to 12.99        7,915,954    1.90%    19.46% to  18.55% (a) (b)
W & R Target Funds, Inc. - International Portfolio
     2004 ....................  0.95% to 2.45%    7,335,175     8.85 to  8.33       63,897,239    0.65%    12.92% to  11.35%
     2003 ....................  0.95% to 2.45%    7,134,038     7.84 to  7.48       55,194,400    1.70%    23.71% to  21.87%
     2002 ....................  0.95% to 2.25%    5,665,413     6.10 to  6.34       35,568,274    0.51%   -20.07% to -18.93%
     2001 ....................  0.95% to 1.95%    3,898,537     7.70 to  7.82       30,328,901    8.48%   -24.04% to -22.98%
     2000 ....................      0.95%               258        10.15                 2,618    0.00%          1.47%       (a) (b)
W & R Target Funds, Inc. - Limited-Term Bond Portfolio
     2004 ....................  0.95% to 2.45%    4,015,932    11.78 to 11.10       46,637,192    2.83%     0.65% to  -0.82%
     2003 ....................  0.95% to 2.45%    3,743,944    11.70 to 11.19       43,351,583    3.65%     2.18% to   0.70%
     2002 ....................  0.95% to 2.25%    1,955,961    10.95 to 11.46       22,241,784    3.73%     3.03% to   4.43%
     2001 ....................  0.95% to 1.85%      484,968    10.82 to 10.97        5,299,679    7.25%     6.78% to   8.17%
W & R Target Funds, Inc. - Micro Cap Growth Portfolio
     2004 ....................  0.95% to 2.05%      184,067    11.21 to 10.82        2,035,271    0.00%    12.05% to  11.21% (a) (b)
W & R Target Funds, Inc. - Money Market Portfolio
     2004 ....................  0.95% to 2.40%    2,454,823    10.25 to  9.67       24,753,393    0.67%    -0.26% to  -1.67%
     2003 ....................  0.95% to 2.30%    2,707,827    10.28 to  9.87       27,477,578    0.60%    -0.44% to  -1.74%
     2002 ....................  0.95% to 2.10%    3,366,596    10.03 to 10.32       34,463,317    1.10%    -1.18% to   0.18%
     2001 ....................  0.95% to 1.85%    3,142,411    10.16 to 10.30       32,231,631    2.99%     1.27% to   2.60%
W & R Target Funds, Inc. - Mortgage Securities Portfolio
     2004 ....................  0.95% to 1.95%      226,204    10.23 to 10.36        2,332,148    3.85%     2.31% to   1.89% (a) (b)
W & R Target Funds, Inc. - Real Estate Securities Portfolio
     2004 ....................  0.95% to 2.05%      541,343    12.40 to 13.09        6,915,677    1.05%    23.96% to  23.43% (a) (b)
W & R Target Funds, Inc. - Science & Technology Portfolio
     2004 ....................  0.95% to 2.50%   12,706,625     9.48 to  9.69      118,653,046    0.00%    15.15% to  13.49%
     2003 ....................  0.95% to 2.50%   11,425,184     8.24 to  8.54       92,939,816    0.00%    29.22% to  27.26%
     2002 ....................  0.95% to 2.25%    8,398,696     6.18 to  6.77       53,064,578    0.00%   -25.91% to -24.71%
     2001 ....................  0.95% to 2.10%    5,720,321     8.33 to  9.09       48,199,948    1.00%   -14.06% to  -9.07% (a) (b)
     2000 ....................  0.95% to 1.40%          607     9.70 to  9.70            5,888    0.00%    -3.03% to  -3.00% (b)

                                                                     (Continued)
                                       98

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Small Cap Growth Portfolio
     2004 ....................  0.95% to 2.50%   13,698,218  $ 11.55 to 11.28  $   155,868,547     0.00%   13.21% to  11.57%
     2003 ....................  0.95% to 2.50%   13,190,389    10.20 to 10.11      132,974,855     0.00%   34.48% to  32.47%
     2002 ....................  0.95% to 2.25%   11,801,501     7.36 to  7.70       88,746,066     0.00%  -23.76% to -22.53%
     2001 ....................  0.95% to 2.10%    7,778,767     9.64 to 10.04       75,839,555     0.00%   -4.27% to   0.42% (b)
     2000 ....................       0.95%              265         10.08                2,671     0.00%         0.79%       (a) (b)
W & R Target Funds, Inc. - Small Cap Value Portfolio
     2004 ....................  0.95% to 2.15%      631,627    11.27 to 12.15        7,397,736     0.00%   12.66% to  11.79% (a) (b)
W & R Target Funds, Inc. - Value Portfolio
     2004 ....................  0.95% to 2.45%   11,755,346    12.34 to 11.70      143,146,407     1.13%   13.61% to  12.03%
     2003 ....................  0.95% to 2.45%    9,899,433    10.86 to 10.44      106,447,898     0.65%   23.92% to  22.11%
     2002 ....................  0.95% to 2.25%    6,694,479     8.56 to  8.77       58,308,075     0.96%  -14.77% to -13.53%
     2001 ....................  0.95% to 2.10%    3,616,179    10.04 to 10.14       36,567,886     0.77%    0.42% to   1.38% (a) (b)
                                                                               ---------------

2004 Reserves for annuity contracts in payout phase: ........................       61,993,592
                                                                               ---------------
2004 Contract owners' equity ................................................  $15,697,256,439
                                                                               ===============
2003 Reserves for annuity contracts in payout phase: ........................       47,547,289
                                                                               ---------------
2003 Contract owners' equity ................................................  $14,967,347,100
                                                                               ===============
2002 Reserves for annuity contracts in payout phase: ........................       23,780,019
                                                                               ---------------
2002 Contract owners' equity ................................................  $11,867,051,526
                                                                               ===============
2001 Reserves for annuity contracts in payout phase: ........................       16,381,840
                                                                               ---------------
2001 Contract owners' equity ................................................  $12,948,274,792
                                                                               ===============
2000 Reserves for annuity contracts in payout phase: ........................        6,547,280
                                                                               ---------------
2000 Contract owners' equity ................................................  $10,938,492,289
                                                                               ===============

      * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
    *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-9:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220


Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company